Schwab Capital Trust
Schwab Fundamental U.S. Large Company Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.5%
Adient PLC *	63,430	1,633,957
Aptiv PLC *	58,089	4,030,796
Autoliv, Inc.	23,717	2,398,737
BorgWarner, Inc.	134,661	4,754,880
Dana, Inc.	144,891	1,841,565
Ford Motor Co.	2,699,548	29,209,109
General Motors Co.	1,375,671	60,969,739
Gentex Corp.	82,543	2,563,786
Goodyear Tire & Rubber Co. *	333,324	3,899,891
Harley-Davidson, Inc.	63,819	2,393,212
Lear Corp.	47,103	5,748,450
Tesla, Inc. *	74,017	17,177,125
Thor Industries, Inc.	34,904	3,704,710
		140,325,957

Banks 7.4%
Bank of America Corp.	2,886,195	116,342,520
Citigroup, Inc.	1,664,730	108,007,682
Citizens Financial Group, Inc.	233,025	9,943,177
Comerica, Inc.	96,133	5,269,050
Credicorp Ltd.	19,099	3,259,053
East West Bancorp, Inc.	30,591	2,688,643
Fifth Third Bancorp	280,979	11,896,651
First Citizens BancShares, Inc., Class A	965	2,014,621
First Horizon Corp.	160,679	2,688,160
Huntington Bancshares, Inc.	421,038	6,294,518
JPMorgan Chase & Co.	861,301	183,284,853
KeyCorp	540,982	8,726,040
M&T Bank Corp.	52,404	9,022,397
New York Community Bancorp, Inc.	92,827	976,540
PNC Financial Services Group, Inc.	148,712	26,931,743
Popular, Inc.	25,889	2,656,988
Regions Financial Corp.	315,926	7,067,264
Synovus Financial Corp.	51,969	2,429,551
Truist Financial Corp.	492,901	22,027,746
U.S. Bancorp	629,620	28,257,345
Wells Fargo & Co.	1,887,552	112,007,336
Zions Bancorp NA	101,831	5,261,608
		677,053,486

Capital Goods 6.8%
3M Co.	277,373	35,378,926
A.O. Smith Corp.	28,909	2,458,421
Acuity Brands, Inc.	13,054	3,281,123
AECOM	40,715	3,689,186
AerCap Holdings NV	27,038	2,540,220
AGCO Corp.	28,292	2,671,331
Air Lease Corp., Class A	39,801	1,974,926
Allegion PLC	12,591	1,722,575
Allison Transmission Holdings, Inc.	45,969	4,072,394
AMETEK, Inc.	25,492	4,422,352
Beacon Roofing Supply, Inc. *	19,376	1,991,853
Boeing Co. *	78,805	15,020,233
Boise Cascade Co.	23,881	3,393,251
Builders FirstSource, Inc. *	19,671	3,292,335
SECURITY	NUMBER OF SHARES	VALUE ($)
Carlisle Cos., Inc.	10,727	4,490,108
Carrier Global Corp.	158,703	10,809,261
Caterpillar, Inc.	105,380	36,482,556
CNH Industrial NV	307,434	3,274,172
Cummins, Inc.	52,465	15,309,287
Curtiss-Wright Corp.	7,922	2,334,613
Deere & Co.	51,165	19,032,357
Donaldson Co., Inc.	28,224	2,111,720
Dover Corp.	30,619	5,641,857
Eaton Corp. PLC	64,583	19,684,253
EMCOR Group, Inc.	13,219	4,962,941
Emerson Electric Co.	132,910	15,565,090
Fastenal Co.	86,798	6,140,959
Fluor Corp. *	52,943	2,546,558
Fortive Corp.	40,230	2,890,526
Fortune Brands Innovations, Inc.	45,650	3,688,977
GE Vernova, Inc. *	19,706	3,512,397
Generac Holdings, Inc. *	12,474	1,941,952
General Dynamics Corp.	70,207	20,971,533
General Electric Co.	94,556	16,093,431
Graco, Inc.	21,745	1,849,412
Honeywell International, Inc.	153,729	31,476,013
Howmet Aerospace, Inc.	62,453	5,976,752
Hubbell, Inc., Class B	7,684	3,040,175
Huntington Ingalls Industries, Inc.	15,707	4,397,646
IDEX Corp.	10,334	2,154,432
Illinois Tool Works, Inc.	53,528	13,236,404
Ingersoll Rand, Inc.	30,097	3,021,739
ITT, Inc.	17,538	2,480,925
Johnson Controls International PLC	190,486	13,627,368
L3Harris Technologies, Inc.	63,269	14,355,103
Lennox International, Inc.	4,717	2,752,370
Lincoln Electric Holdings, Inc.	8,868	1,821,576
Lockheed Martin Corp.	64,621	35,019,412
Masco Corp.	66,032	5,140,591
MasTec, Inc. *	25,212	2,774,076
MDU Resources Group, Inc.	83,936	2,261,236
Middleby Corp. *	12,008	1,628,045
MSC Industrial Direct Co., Inc., Class A	12,720	1,131,444
Mueller Industries, Inc.	39,192	2,780,280
Nordson Corp.	7,512	1,880,479
Northrop Grumman Corp.	37,777	18,296,157
nVent Electric PLC	29,191	2,120,142
Oshkosh Corp.	31,444	3,416,391
Otis Worldwide Corp.	47,541	4,492,625
Owens Corning	32,385	6,035,916
PACCAR, Inc.	123,125	12,147,512
Parker-Hannifin Corp.	18,119	10,167,658
Pentair PLC	35,930	3,157,169
Quanta Services, Inc.	22,161	5,881,086
Regal Rexnord Corp.	16,809	2,700,870
Resideo Technologies, Inc. *	89,208	2,026,806
Rockwell Automation, Inc.	18,607	5,184,841
RTX Corp.	279,096	32,790,989
Rush Enterprises, Inc., Class A	37,687	1,922,414
Sensata Technologies Holding PLC	56,824	2,215,568
Snap-on, Inc.	14,482	4,156,768
Stanley Black & Decker, Inc.	75,969	8,023,846
Textron, Inc.	64,870	6,026,423
Timken Co.	21,451	1,865,164
Toro Co.	20,770	1,988,312

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trane Technologies PLC	22,303	7,455,447
TransDigm Group, Inc.	5,223	6,759,711
UFP Industries, Inc.	26,023	3,433,214
United Rentals, Inc.	15,776	11,944,010
Watsco, Inc.	6,311	3,089,171
WESCO International, Inc.	18,120	3,170,094
Westinghouse Air Brake Technologies Corp.	31,996	5,156,155
WW Grainger, Inc.	6,818	6,659,891
Xylem, Inc.	26,153	3,491,426
		621,974,928

Commercial & Professional Services 1.1%
ABM Industries, Inc.	41,917	2,328,909
Automatic Data Processing, Inc.	47,867	12,570,832
Booz Allen Hamilton Holding Corp., Class A	21,713	3,111,690
Broadridge Financial Solutions, Inc.	15,241	3,261,574
CACI International, Inc., Class A *	6,357	2,933,628
Cintas Corp.	9,870	7,540,088
Concentrix Corp.	8,410	592,905
Copart, Inc. *	42,718	2,235,433
Equifax, Inc.	11,400	3,184,818
Genpact Ltd.	57,639	1,998,344
Jacobs Solutions, Inc.	35,461	5,189,717
KBR, Inc.	27,976	1,862,922
Leidos Holdings, Inc.	45,175	6,523,270
ManpowerGroup, Inc.	65,016	4,978,925
Maximus, Inc.	14,566	1,353,036
Paychex, Inc.	41,327	5,290,683
Republic Services, Inc., Class A	30,335	5,894,697
Robert Half, Inc.	46,649	2,994,399
Science Applications International Corp.	18,072	2,248,157
SS&C Technologies Holdings, Inc.	47,517	3,466,365
TransUnion	26,105	2,356,237
Verisk Analytics, Inc., Class A	14,465	3,786,214
Waste Management, Inc.	67,364	13,651,988
		99,354,831

Consumer Discretionary Distribution & Retail 4.5%
Academy Sports & Outdoors, Inc.	32,853	1,776,362
Advance Auto Parts, Inc.	58,866	3,727,984
Amazon.com, Inc. *	693,301	129,633,421
American Eagle Outfitters, Inc.	65,359	1,441,166
Asbury Automotive Group, Inc. *	9,643	2,596,088
AutoNation, Inc. *	28,226	5,383,263
AutoZone, Inc. *	1,799	5,637,508
Bath & Body Works, Inc.	77,996	2,866,353
Best Buy Co., Inc.	174,851	15,128,109
Big Lots, Inc. *(a)	251,567	256,598
Burlington Stores, Inc. *	10,485	2,729,455
CarMax, Inc. *	79,046	6,674,644
Dick's Sporting Goods, Inc.	20,352	4,403,155
eBay, Inc.	281,411	15,649,266
Foot Locker, Inc.	121,679	3,535,992
Gap, Inc.	176,162	4,136,284
Genuine Parts Co.	36,461	5,363,778
Group 1 Automotive, Inc.	12,119	4,432,161
Home Depot, Inc.	190,817	70,251,187
Kohl's Corp.	318,601	6,900,898
Lithia Motors, Inc., Class A	17,510	4,838,538
LKQ Corp.	117,583	4,879,695
Lowe's Cos., Inc.	151,089	37,093,860
Macy's, Inc.	328,332	5,673,577
Murphy USA, Inc.	8,119	4,099,445
Nordstrom, Inc.	80,069	1,827,975
ODP Corp. *	47,595	2,010,889
SECURITY	NUMBER OF SHARES	VALUE ($)
O'Reilly Automotive, Inc. *	8,371	9,428,592
Penske Automotive Group, Inc.	12,456	2,168,714
Pool Corp.	5,511	2,061,334
Qurate Retail, Inc. *	3,821,890	2,739,149
Ross Stores, Inc.	49,006	7,019,129
TJX Cos., Inc.	183,470	20,735,779
Tractor Supply Co.	19,824	5,220,056
Ulta Beauty, Inc. *	6,972	2,544,013
Williams-Sonoma, Inc.	35,574	5,502,586
		410,367,003

Consumer Durables & Apparel 1.6%
Brunswick Corp.	31,292	2,548,733
Capri Holdings Ltd. *	59,625	1,999,822
Carter's, Inc.	25,345	1,534,640
Deckers Outdoor Corp. *	3,164	2,919,201
DR Horton, Inc.	95,461	17,176,298
Garmin Ltd.	22,798	3,904,157
Hanesbrands, Inc. *	464,485	2,759,041
Hasbro, Inc.	47,987	3,093,242
KB Home	35,491	3,055,065
Leggett & Platt, Inc.	110,845	1,459,829
Lennar Corp., Class A	95,371	16,873,991
Lululemon Athletica, Inc. *	6,266	1,620,764
Meritage Homes Corp.	16,824	3,413,085
Mohawk Industries, Inc. *	44,708	7,201,118
Newell Brands, Inc.	344,456	2,958,877
NIKE, Inc., Class B	209,473	15,681,149
NVR, Inc. *	806	6,937,629
Polaris, Inc.	26,807	2,232,487
PulteGroup, Inc.	86,236	11,383,152
PVH Corp.	38,101	3,885,921
Ralph Lauren Corp., Class A	14,893	2,615,062
Skechers USA, Inc., Class A *	34,377	2,238,974
Tapestry, Inc.	83,044	3,329,234
Taylor Morrison Home Corp., Class A *	52,110	3,495,539
Tempur Sealy International, Inc.	36,184	1,894,232
Toll Brothers, Inc.	36,377	5,191,362
TopBuild Corp. *	3,536	1,692,117
Tri Pointe Homes, Inc. *	65,546	2,965,956
VF Corp.	316,172	5,362,277
Whirlpool Corp.	61,812	6,302,970
		147,725,924

Consumer Services 1.4%
Aramark	74,969	2,569,188
Booking Holdings, Inc.	4,764	17,698,308
Caesars Entertainment, Inc. *	41,701	1,665,955
Carnival Corp. *	263,703	4,393,292
Chipotle Mexican Grill, Inc., Class A *	59,913	3,254,474
Darden Restaurants, Inc.	26,390	3,860,593
Domino's Pizza, Inc.	8,028	3,441,604
Expedia Group, Inc. *	19,119	2,440,923
H&R Block, Inc.	30,860	1,788,028
Hilton Worldwide Holdings, Inc.	24,893	5,343,780
Las Vegas Sands Corp.	70,123	2,781,779
Marriott International, Inc., Class A	31,099	7,068,803
Marriott Vacations Worldwide Corp.	16,656	1,408,764
McDonald's Corp.	107,329	28,485,116
MGM Resorts International *	134,304	5,771,043
Penn Entertainment, Inc. *	88,979	1,776,911
Service Corp. International	30,489	2,436,376
Starbucks Corp.	252,663	19,695,081
Travel & Leisure Co.	30,730	1,416,346

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vail Resorts, Inc.	7,307	1,329,947
Yum! Brands, Inc.	55,198	7,331,950
		125,958,261

Consumer Staples Distribution & Retail 3.4%
Albertsons Cos., Inc., Class A	91,527	1,814,980
Andersons, Inc.	19,228	1,048,503
BJ's Wholesale Club Holdings, Inc. *	25,687	2,259,429
Casey's General Stores, Inc.	13,035	5,055,494
Costco Wholesale Corp.	73,373	60,312,606
Dollar General Corp.	90,888	10,942,006
Dollar Tree, Inc. *	60,391	6,301,197
Kroger Co.	491,796	26,802,882
Performance Food Group Co. *	64,962	4,482,378
SpartanNash Co.	63,941	1,350,434
Sprouts Farmers Market, Inc. *	42,271	4,222,450
Sysco Corp.	123,094	9,435,155
Target Corp.	231,059	34,753,584
U.S. Foods Holding Corp. *	111,625	6,071,284
United Natural Foods, Inc. *	99,087	1,535,849
Walgreens Boots Alliance, Inc.	1,402,912	16,652,565
Walmart, Inc.	1,734,128	119,030,546
		312,071,342

Energy 7.1%
Antero Resources Corp. *	76,139	2,209,554
APA Corp.	115,365	3,598,234
Baker Hughes Co., Class A	380,302	14,725,293
Cheniere Energy, Inc.	26,376	4,817,313
Chesapeake Energy Corp.	23,049	1,759,330
Chevron Corp.	700,885	112,471,016
CNX Resources Corp. *	56,748	1,502,120
ConocoPhillips	372,448	41,416,218
Coterra Energy, Inc.	57,236	1,476,689
Delek U.S. Holdings, Inc.	59,198	1,407,728
Devon Energy Corp.	185,953	8,745,370
Diamondback Energy, Inc.	24,648	4,986,537
EOG Resources, Inc.	155,954	19,774,967
EQT Corp.	96,371	3,325,763
Exxon Mobil Corp.	1,576,024	186,900,686
Halliburton Co.	191,865	6,653,878
Hess Corp.	31,936	4,899,621
HF Sinclair Corp.	100,570	5,176,338
Kinder Morgan, Inc.	834,971	17,642,937
Marathon Oil Corp.	275,017	7,714,227
Marathon Petroleum Corp.	234,679	41,542,877
Murphy Oil Corp.	52,852	2,187,016
NOV, Inc.	127,091	2,646,035
Occidental Petroleum Corp.	197,686	12,023,262
ONEOK, Inc.	127,328	10,610,242
Ovintiv, Inc.	106,435	4,942,841
PBF Energy, Inc., Class A	80,104	3,264,238
Peabody Energy Corp.	88,729	1,970,671
Phillips 66	261,647	38,064,406
Schlumberger NV	253,942	12,262,859
SM Energy Co.	40,644	1,877,753
Southwestern Energy Co. *	406,874	2,624,337
Targa Resources Corp.	37,964	5,135,770
TechnipFMC PLC	63,930	1,885,935
Valero Energy Corp.	259,873	42,026,661
Williams Cos., Inc.	299,273	12,850,783
World Kinect Corp.	294,683	8,230,496
		655,350,001

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.7%
Alexandria Real Estate Equities, Inc.	24,055	2,821,411
American Tower Corp.	55,705	12,277,382
AvalonBay Communities, Inc.	22,157	4,540,412
Brixmor Property Group, Inc.	80,255	2,044,095
BXP, Inc.	62,658	4,468,142
Camden Property Trust	17,795	1,970,796
Crown Castle, Inc.	84,270	9,276,442
Digital Realty Trust, Inc.	45,899	6,861,442
Equinix, Inc.	8,777	6,935,937
Equity Residential	70,186	4,887,051
Essex Property Trust, Inc.	10,378	2,888,820
Extra Space Storage, Inc.	19,676	3,140,683
Gaming & Leisure Properties, Inc.	37,399	1,877,430
Healthpeak Properties, Inc.	160,497	3,502,045
Host Hotels & Resorts, Inc.	205,716	3,602,087
Invitation Homes, Inc.	72,004	2,539,581
Iron Mountain, Inc.	59,299	6,081,705
Kimco Realty Corp.	118,325	2,571,202
Lamar Advertising Co., Class A	17,815	2,135,306
Medical Properties Trust, Inc. (a)	355,035	1,707,718
Mid-America Apartment Communities, Inc.	20,406	2,852,147
Park Hotels & Resorts, Inc.	157,043	2,365,068
Prologis, Inc.	57,471	7,244,220
Public Storage	15,912	4,708,679
Realty Income Corp.	62,382	3,582,598
Regency Centers Corp.	31,010	2,088,213
SBA Communications Corp., Class A	8,249	1,810,985
Simon Property Group, Inc.	60,537	9,288,797
SL Green Realty Corp.	40,012	2,666,400
Sun Communities, Inc.	17,163	2,175,067
UDR, Inc.	51,044	2,045,333
Ventas, Inc.	126,212	6,870,981
VICI Properties, Inc., Class A	66,525	2,079,572
Vornado Realty Trust	116,874	3,505,051
Welltower, Inc.	78,638	8,748,478
Weyerhaeuser Co.	266,895	8,476,585
WP Carey, Inc.	31,732	1,834,427
		158,472,288

Financial Services 8.4%
Affiliated Managers Group, Inc.	19,130	3,550,911
Ally Financial, Inc.	276,916	12,463,989
American Express Co.	131,503	33,275,519
Ameriprise Financial, Inc.	25,628	11,021,834
Annaly Capital Management, Inc.	120,878	2,406,681
Apollo Global Management, Inc.	24,677	3,092,275
Bank of New York Mellon Corp.	347,711	22,625,555
Berkshire Hathaway, Inc., Class A *	21	13,843,427
Berkshire Hathaway, Inc., Class B *	432,547	189,671,860
BlackRock, Inc.	26,436	23,171,154
Blackstone, Inc.	70,308	9,994,282
Block, Inc. *	26,006	1,609,251
Bread Financial Holdings, Inc.	100,387	5,479,122
Capital One Financial Corp.	257,148	38,932,207
Carlyle Group, Inc.	59,663	2,967,638
Cboe Global Markets, Inc.	7,261	1,332,466
Charles Schwab Corp. (b)	148,024	9,649,685
CME Group, Inc.	33,905	6,567,738
Corebridge Financial, Inc.	95,477	2,821,345
Corpay, Inc. *	15,055	4,393,350
Discover Financial Services	148,907	21,441,119
Equitable Holdings, Inc.	106,594	4,648,564
Evercore, Inc., Class A	15,324	3,836,976
Fidelity National Information Services, Inc.	143,708	11,041,086

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fiserv, Inc. *	59,219	9,686,452
Franklin Resources, Inc.	179,376	4,102,329
Global Payments, Inc.	64,415	6,547,141
Goldman Sachs Group, Inc.	108,512	55,235,863
Intercontinental Exchange, Inc.	72,021	10,915,503
Invesco Ltd.	248,297	4,285,606
Jack Henry & Associates, Inc.	11,859	2,033,581
Jackson Financial, Inc., Class A	42,362	3,730,398
Janus Henderson Group PLC	69,043	2,570,471
Jefferies Financial Group, Inc.	85,258	4,985,035
KKR & Co., Inc.	85,901	10,604,478
Lazard, Inc., Class A	37,512	1,844,465
LPL Financial Holdings, Inc.	11,645	2,579,600
Mastercard, Inc., Class A	52,888	24,524,695
MGIC Investment Corp.	95,286	2,366,904
Moody's Corp.	14,765	6,739,927
Morgan Stanley	330,737	34,135,366
MSCI, Inc., Class A	4,531	2,450,184
Nasdaq, Inc.	40,541	2,743,815
Navient Corp.	124,697	2,046,278
Northern Trust Corp.	70,457	6,246,013
OneMain Holdings, Inc.	104,179	5,444,395
PayPal Holdings, Inc. *	242,918	15,979,146
Raymond James Financial, Inc.	31,201	3,619,316
Rithm Capital Corp.	209,642	2,433,944
S&P Global, Inc.	26,616	12,901,574
SEI Investments Co.	32,024	2,172,508
SLM Corp.	158,306	3,591,963
Starwood Property Trust, Inc.	100,303	2,001,045
State Street Corp.	104,054	8,841,468
Synchrony Financial	537,650	27,307,244
T Rowe Price Group, Inc.	99,654	11,381,483
Visa, Inc., Class A	111,348	29,581,823
Voya Financial, Inc.	33,676	2,449,255
Western Union Co.	284,813	3,386,427
		771,303,729

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	670,572	32,864,734
Archer-Daniels-Midland Co.	344,111	21,338,323
Brown-Forman Corp., Class B	14,740	665,658
Bunge Global SA	100,296	10,554,148
Campbell Soup Co.	64,749	3,034,138
Coca-Cola Co.	550,874	36,765,331
Coca-Cola Europacific Partners PLC	36,586	2,698,949
Conagra Brands, Inc.	192,805	5,845,847
Constellation Brands, Inc., Class A	27,386	6,713,952
Darling Ingredients, Inc. *	47,405	1,883,401
Flowers Foods, Inc.	73,265	1,649,928
General Mills, Inc.	163,348	10,967,185
Hershey Co.	19,314	3,814,129
Hormel Foods Corp.	96,423	3,096,142
Ingredion, Inc.	31,264	3,888,304
J.M. Smucker Co.	45,698	5,390,079
Kellanova	80,603	4,687,064
Keurig Dr. Pepper, Inc.	202,466	6,940,534
Kraft Heinz Co.	277,900	9,784,859
Lamb Weston Holdings, Inc.	18,485	1,109,470
McCormick & Co., Inc. - Non Voting Shares	42,426	3,267,226
Molson Coors Beverage Co., Class B	79,467	4,199,831
Mondelez International, Inc., Class A	281,599	19,247,292
Monster Beverage Corp. *	71,784	3,693,287
PepsiCo, Inc.	234,442	40,481,100
Philip Morris International, Inc.	373,533	43,016,060
SECURITY	NUMBER OF SHARES	VALUE ($)
Post Holdings, Inc. *	17,902	1,957,763
Tyson Foods, Inc., Class A	299,720	18,252,948
		307,807,682

Health Care Equipment & Services 5.8%
Abbott Laboratories	269,133	28,511,950
Align Technology, Inc. *	8,432	1,955,212
Baxter International, Inc.	197,930	7,089,853
Becton Dickinson & Co.	43,422	10,467,307
Boston Scientific Corp. *	102,184	7,549,354
Cardinal Health, Inc.	59,647	6,014,207
Cencora, Inc.	9,880	2,350,254
Centene Corp. *	307,607	23,661,130
Chemed Corp.	2,068	1,179,091
Cigna Group	138,309	48,224,199
Community Health Systems, Inc. *	299,682	1,576,327
Cooper Cos., Inc. *	22,738	2,122,138
CVS Health Corp.	1,079,720	65,139,508
DaVita, Inc. *	38,647	5,279,953
DENTSPLY SIRONA, Inc.	63,530	1,724,204
Edwards Lifesciences Corp. *	49,652	3,130,559
Elevance Health, Inc.	84,650	45,036,339
Encompass Health Corp.	24,201	2,249,241
GE HealthCare Technologies, Inc.	73,839	6,248,995
HCA Healthcare, Inc.	58,769	21,336,085
Henry Schein, Inc. *	55,472	3,990,656
Hologic, Inc. *	49,314	4,024,516
Humana, Inc.	58,107	21,012,072
IDEXX Laboratories, Inc. *	4,719	2,246,810
Intuitive Surgical, Inc. *	16,231	7,216,465
Labcorp Holdings, Inc.	35,799	7,712,537
McKesson Corp.	17,239	10,636,808
Medtronic PLC	278,692	22,384,541
Molina Healthcare, Inc. *	13,321	4,546,058
Quest Diagnostics, Inc.	43,326	6,165,290
ResMed, Inc.	14,120	3,011,090
Solventum Corp. *	53,288	3,137,597
STERIS PLC	11,985	2,861,539
Stryker Corp.	31,829	10,422,406
Teleflex, Inc.	8,285	1,830,322
Tenet Healthcare Corp. *	46,703	6,991,439
UnitedHealth Group, Inc.	194,446	112,032,007
Universal Health Services, Inc., Class B	41,493	8,869,544
Zimmer Biomet Holdings, Inc.	39,093	4,353,006
		534,290,609

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	36,865	3,613,139
Clorox Co.	21,615	2,851,667
Colgate-Palmolive Co.	139,918	13,878,466
Estee Lauder Cos., Inc., Class A	40,619	4,046,058
Kenvue, Inc.	111,400	2,059,786
Kimberly-Clark Corp.	73,172	9,881,879
Procter & Gamble Co.	444,047	71,384,996
		107,715,991

Insurance 3.5%
Aflac, Inc.	191,063	18,223,589
Allstate Corp.	143,472	24,550,929
American Financial Group, Inc.	31,166	4,081,499
American International Group, Inc.	355,291	28,149,706
Aon PLC, Class A	32,919	10,814,221
Arch Capital Group Ltd. *	38,497	3,687,243
Arthur J Gallagher & Co.	16,406	4,650,937
Assurant, Inc.	13,473	2,356,023
Brown & Brown, Inc.	22,804	2,267,402

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chubb Ltd.	92,028	25,368,438
Cincinnati Financial Corp.	48,354	6,315,999
CNO Financial Group, Inc.	102,588	3,576,218
Everest Group Ltd.	6,344	2,492,367
Fidelity National Financial, Inc.	103,729	5,747,624
First American Financial Corp.	60,569	3,669,270
Genworth Financial, Inc., Class A *	423,579	2,867,630
Globe Life, Inc.	27,867	2,584,386
Hanover Insurance Group, Inc.	15,514	2,133,020
Hartford Financial Services Group, Inc.	123,123	13,656,803
Lincoln National Corp.	168,230	5,602,059
Loews Corp.	59,219	4,734,559
Markel Group, Inc. *	2,667	4,370,813
Marsh & McLennan Cos., Inc.	60,009	13,356,203
MetLife, Inc.	311,521	23,940,389
Old Republic International Corp.	126,126	4,366,482
Primerica, Inc.	8,443	2,125,694
Principal Financial Group, Inc.	93,526	7,623,304
Progressive Corp.	94,566	20,248,472
Prudential Financial, Inc.	182,415	22,860,248
Reinsurance Group of America, Inc.	18,161	4,094,034
Travelers Cos., Inc.	117,191	25,364,820
Unum Group	82,625	4,753,416
W.R. Berkley Corp.	57,187	3,152,719
Willis Towers Watson PLC	21,510	6,071,843
		319,858,359

Materials 3.6%
Air Products & Chemicals, Inc.	37,475	9,887,779
Albemarle Corp.	20,428	1,913,491
Alcoa Corp.	132,817	4,388,274
Amcor PLC	142,600	1,501,578
AptarGroup, Inc.	13,289	1,953,217
Arch Resources, Inc.	8,519	1,248,459
Avery Dennison Corp.	17,428	3,778,913
Axalta Coating Systems Ltd. *	59,309	2,114,366
Ball Corp.	90,251	5,760,721
Berry Global Group, Inc.	57,957	3,808,934
Celanese Corp., Class A	43,612	6,155,834
CF Industries Holdings, Inc.	69,868	5,337,217
Chemours Co.	94,608	2,286,675
Cleveland-Cliffs, Inc. *	211,754	3,250,424
Commercial Metals Co.	50,340	3,025,434
Corteva, Inc.	140,686	7,892,485
Crown Holdings, Inc.	39,184	3,475,621
Dow, Inc.	356,973	19,444,319
DuPont de Nemours, Inc.	203,397	17,024,329
Eagle Materials, Inc.	8,159	2,221,696
Eastman Chemical Co.	73,219	7,565,719
Ecolab, Inc.	33,839	7,806,319
FMC Corp.	41,791	2,438,923
Freeport-McMoRan, Inc.	295,669	13,426,329
Graphic Packaging Holding Co.	103,502	3,115,410
Huntsman Corp.	144,565	3,459,440
International Flavors & Fragrances, Inc.	53,398	5,312,033
International Paper Co.	294,144	13,671,813
Linde PLC	69,129	31,350,002
Louisiana-Pacific Corp.	33,228	3,261,661
LyondellBasell Industries NV, Class A	151,312	15,049,492
Martin Marietta Materials, Inc.	7,378	4,377,736
Mosaic Co.	197,711	5,885,856
Newmont Corp.	334,561	16,416,908
Nucor Corp.	115,021	18,741,522
O-I Glass, Inc. *	122,184	1,632,378
Olin Corp.	62,598	2,855,095
Packaging Corp. of America	30,531	6,102,231
PPG Industries, Inc.	59,999	7,618,673
Reliance, Inc.	25,885	7,883,536
SECURITY	NUMBER OF SHARES	VALUE ($)
RPM International, Inc.	27,033	3,283,428
Sealed Air Corp.	68,464	2,605,055
Sherwin-Williams Co.	21,754	7,631,303
Smurfit WestRock PLC	221,179	9,917,666
Sonoco Products Co.	44,830	2,417,234
Steel Dynamics, Inc.	74,098	9,871,336
U.S. Steel Corp.	193,536	7,952,394
Vulcan Materials Co.	15,795	4,335,885
Westlake Corp.	10,902	1,611,970
		334,067,113

Media & Entertainment 6.5%
Alphabet, Inc., Class A	721,580	123,779,833
Alphabet, Inc., Class C	623,993	108,044,388
Charter Communications, Inc., Class A *	86,866	32,984,758
Comcast Corp., Class A	1,748,887	72,176,567
Electronic Arts, Inc.	52,272	7,889,936
Fox Corp., Class A	202,712	7,711,164
Interpublic Group of Cos., Inc.	114,390	3,679,926
Liberty Media Corp.-Liberty SiriusXM, Class C *	198,691	4,472,534
Meta Platforms, Inc., Class A	321,339	152,581,397
Netflix, Inc. *	19,728	12,396,089
News Corp., Class A	143,582	3,959,992
Nexstar Media Group, Inc., Class A	17,815	3,292,034
Omnicom Group, Inc.	73,548	7,210,646
Paramount Global, Class B	838,020	9,570,188
Take-Two Interactive Software, Inc. *	14,787	2,225,887
TEGNA, Inc.	120,706	1,922,847
Walt Disney Co.	380,907	35,687,177
Warner Bros Discovery, Inc. *	706,339	6,109,832
		595,695,195

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	284,129	52,654,786
Agilent Technologies, Inc.	39,784	5,625,458
Amgen, Inc.	133,620	44,424,641
Avantor, Inc. *	93,589	2,503,506
Biogen, Inc. *	48,093	10,253,428
Bristol-Myers Squibb Co.	666,264	31,687,516
Catalent, Inc. *	35,349	2,097,610
Charles River Laboratories International, Inc. *	4,999	1,220,256
Danaher Corp.	57,204	15,850,084
Eli Lilly & Co.	26,077	20,972,949
Gilead Sciences, Inc.	385,040	29,286,142
GRAIL, Inc. *	3,089	47,509
ICON PLC *	5,375	1,765,365
Illumina, Inc. *	18,959	2,324,373
IQVIA Holdings, Inc. *	31,739	7,815,094
Jazz Pharmaceuticals PLC *	10,215	1,126,204
Johnson & Johnson	557,138	87,944,233
Merck & Co., Inc.	404,571	45,769,117
Mettler-Toledo International, Inc. *	2,348	3,571,378
Moderna, Inc. *	51,054	6,086,658
Organon & Co.	295,761	6,465,336
Perrigo Co. PLC	61,315	1,733,375
Pfizer, Inc.	2,341,518	71,509,960
Regeneron Pharmaceuticals, Inc. *	12,536	13,528,726
Revvity, Inc.	22,148	2,782,010
Thermo Fisher Scientific, Inc.	43,601	26,742,237
Vertex Pharmaceuticals, Inc. *	14,670	7,272,212
Viatris, Inc.	746,107	8,998,050
Waters Corp. *	10,439	3,510,427

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	5,091	1,558,712
Zoetis, Inc.	39,237	7,064,230
		524,191,582

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	223,807	1,056,369
CBRE Group, Inc., Class A *	96,924	10,924,304
Jones Lang LaSalle, Inc. *	32,788	8,226,509
		20,207,182

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	57,131	8,254,287
Analog Devices, Inc.	55,498	12,841,127
Applied Materials, Inc.	125,980	26,732,956
Broadcom, Inc.	380,229	61,095,196
First Solar, Inc. *	7,372	1,592,278
Intel Corp.	2,819,633	86,675,518
KLA Corp.	12,039	9,908,940
Lam Research Corp.	19,147	17,638,982
Marvell Technology, Inc.	45,769	3,065,608
Microchip Technology, Inc.	64,188	5,698,611
Micron Technology, Inc.	372,361	40,892,685
MKS Instruments, Inc.	15,519	1,953,842
NVIDIA Corp.	294,555	34,468,826
NXP Semiconductors NV	30,931	8,139,802
ON Semiconductor Corp. *	49,113	3,843,092
Qorvo, Inc. *	42,641	5,108,392
QUALCOMM, Inc.	258,403	46,758,023
Skyworks Solutions, Inc.	45,052	5,118,808
Teradyne, Inc.	33,331	4,371,694
Texas Instruments, Inc.	161,010	32,815,448
		416,974,115

Software & Services 4.9%
Accenture PLC, Class A	89,584	29,618,262
Adobe, Inc. *	34,197	18,864,775
Akamai Technologies, Inc. *	32,433	3,187,515
Amdocs Ltd.	41,364	3,618,109
ANSYS, Inc. *	5,380	1,687,329
ASGN, Inc. *	19,624	1,857,804
Autodesk, Inc. *	10,597	2,622,969
Cadence Design Systems, Inc. *	10,255	2,744,853
Check Point Software Technologies Ltd. *	13,953	2,559,678
Cognizant Technology Solutions Corp., Class A	219,313	16,597,608
Dropbox, Inc., Class A *	37,576	898,818
DXC Technology Co. *	216,794	4,409,590
EPAM Systems, Inc. *	7,092	1,525,702
Fortinet, Inc. *	33,363	1,936,389
Gartner, Inc. *	5,989	3,001,627
Gen Digital, Inc.	134,385	3,492,666
GoDaddy, Inc., Class A *	15,460	2,248,657
International Business Machines Corp.	265,200	50,955,528
Intuit, Inc.	14,976	9,694,714
Kyndryl Holdings, Inc. *	193,258	5,192,842
Microsoft Corp.	543,583	227,407,948
Oracle Corp.	265,080	36,965,406
Palo Alto Networks, Inc. *	8,454	2,745,267
Roper Technologies, Inc.	8,806	4,797,069
Salesforce, Inc.	42,446	10,985,025
ServiceNow, Inc. *	1,540	1,254,161
Synopsys, Inc. *	5,418	3,024,978
VeriSign, Inc. *	5,558	1,039,402
		454,934,691

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	125,001	8,032,564
Apple, Inc.	1,852,657	411,438,067
Arista Networks, Inc. *	9,289	3,219,103
Arrow Electronics, Inc. *	61,129	7,561,046
Avnet, Inc.	133,120	7,156,531
CDW Corp.	23,640	5,156,120
Ciena Corp. *	43,780	2,308,957
Cisco Systems, Inc.	1,351,770	65,493,257
Coherent Corp. *	8,184	570,261
Corning, Inc.	297,279	11,894,133
Dell Technologies, Inc., Class C	7,557	859,080
F5, Inc. *	13,499	2,748,936
Flex Ltd. *	165,736	5,328,412
Hewlett Packard Enterprise Co.	973,361	19,379,618
HP, Inc.	550,911	19,882,378
Insight Enterprises, Inc. *	10,862	2,438,519
Jabil, Inc.	43,460	4,896,638
Juniper Networks, Inc.	130,796	4,929,701
Keysight Technologies, Inc. *	20,274	2,829,642
Motorola Solutions, Inc.	13,518	5,392,601
NetApp, Inc.	63,490	8,061,960
Sanmina Corp. *	44,017	3,315,801
Seagate Technology Holdings PLC	90,568	9,253,333
TD SYNNEX Corp.	20,657	2,461,695
TE Connectivity Ltd.	68,240	10,531,479
Teledyne Technologies, Inc. *	5,152	2,173,423
Trimble, Inc. *	42,052	2,293,516
Vishay Intertechnology, Inc.	47,281	1,149,401
Western Digital Corp. *	194,787	13,060,468
Xerox Holdings Corp.	185,459	1,996,466
Zebra Technologies Corp., Class A *	9,616	3,377,043
		649,190,149

Telecommunication Services 3.1%
AT&T, Inc.	5,804,824	111,742,862
Frontier Communications Parent, Inc. *	99,947	2,928,447
Liberty Global Ltd., Class C *	452,810	9,106,009
Liberty Latin America Ltd., Class C *	145,120	1,538,272
Lumen Technologies, Inc. *	8,668,586	27,306,046
Telephone & Data Systems, Inc.	175,949	3,730,119
T-Mobile U.S., Inc.	106,511	19,414,825
Verizon Communications, Inc.	2,744,761	111,217,716
		286,984,296

Transportation 2.0%
Alaska Air Group, Inc. *	12,928	485,188
American Airlines Group, Inc. *	32,525	346,066
Avis Budget Group, Inc.	21,940	2,216,159
CH Robinson Worldwide, Inc.	67,716	6,030,110
CSX Corp.	579,823	20,351,787
Delta Air Lines, Inc.	44,321	1,906,689
Expeditors International of Washington, Inc.	15,536	1,939,204
FedEx Corp.	103,793	31,371,434
GXO Logistics, Inc. *	30,973	1,733,869
Hertz Global Holdings, Inc. *(a)	168,528	687,594
Hub Group, Inc., Class A	38,633	1,806,865
JB Hunt Transport Services, Inc.	22,507	3,897,087
Knight-Swift Transportation Holdings, Inc.	68,448	3,725,625
Landstar System, Inc.	12,498	2,377,744
Matson, Inc.	5,139	681,997
Norfolk Southern Corp.	74,721	18,647,373
Old Dominion Freight Line, Inc.	22,834	4,799,250
Ryder System, Inc.	43,185	6,052,810

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Airlines Co.	71,462	1,925,186
Uber Technologies, Inc. *	48,340	3,116,480
U-Haul Holding Co., Non Voting Shares	26,897	1,714,146
Union Pacific Corp.	146,510	36,148,412
United Parcel Service, Inc., Class B	179,886	23,451,738
Werner Enterprises, Inc.	42,989	1,684,739
ZIM Integrated Shipping Services Ltd. (a)	213,912	4,211,927
		181,309,479

Utilities 3.4%
AES Corp.	326,050	5,800,429
Alliant Energy Corp.	66,781	3,717,030
Ameren Corp.	73,778	5,848,382
American Electric Power Co., Inc.	163,630	16,055,376
American Water Works Co., Inc.	29,737	4,233,359
Atmos Energy Corp.	26,415	3,377,950
CenterPoint Energy, Inc.	192,127	5,331,524
CMS Energy Corp.	84,759	5,492,383
Consolidated Edison, Inc.	117,446	11,453,334
Constellation Energy Corp.	47,478	9,011,324
Dominion Energy, Inc.	303,983	16,250,931
DTE Energy Co.	60,913	7,341,844
Duke Energy Corp.	267,253	29,202,735
Edison International	115,000	9,201,150
Entergy Corp.	78,487	9,102,137
Essential Utilities, Inc.	28,740	1,168,281
Evergy, Inc.	109,815	6,369,270
Eversource Energy	119,871	7,780,827
Exelon Corp.	410,877	15,284,624
FirstEnergy Corp.	211,102	8,847,285
National Fuel Gas Co.	30,735	1,800,764
NextEra Energy, Inc.	316,911	24,208,831
NiSource, Inc.	124,910	3,903,438
NRG Energy, Inc.	120,924	9,089,857
OGE Energy Corp.	70,004	2,714,055
PG&E Corp.	128,927	2,352,918
Pinnacle West Capital Corp.	46,347	3,966,840
Portland General Electric Co.	36,875	1,747,138
PPL Corp.	325,860	9,684,559
Public Service Enterprise Group, Inc.	125,071	9,976,914
Sempra	136,130	10,898,568
Southern Co.	295,682	24,695,361
UGI Corp.	176,111	4,364,031
SECURITY	NUMBER OF SHARES	VALUE ($)
Vistra Corp.	129,229	10,237,521
WEC Energy Group, Inc.	81,493	7,013,288
Xcel Energy, Inc.	165,533	9,647,263
		317,171,521
Total Common Stocks (Cost $5,276,585,891)		9,170,355,714

SHORT-TERM INVESTMENTS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	36,617,956	36,617,956
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	6,439,685	6,439,685
		43,057,641
Total Short-Term Investments (Cost $43,057,641)		43,057,641
Total Investments in Securities (Cost $5,319,643,532)		9,213,413,355

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	84	23,343,600	(54,775)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,337,824.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at July 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Financial Services 0.1%
Charles Schwab Corp.	$5,890,928	$2,915,594	($528,482 )	($20,288 )	$1,391,933	$9,649,685	148,024	$98,957

Transportation 0.0%
Daseke, Inc.	—	1,516,053	(1,525,241)	9,188	—	—	—	—
Total	$5,890,928	$4,431,647	($2,053,723 )	($11,100 )	$1,391,933	$9,649,685		$98,957

Schwab Fundamental U.S. Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$9,170,355,714	$—	$—	$9,170,355,714
Short-Term Investments [1]	43,057,641	—	—	43,057,641
Liabilities
Futures Contracts [2]	(54,775)	—	—	(54,775)
Total	$9,213,358,580	$—	$—	$9,213,358,580

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental U.S. Small Company Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.0% OF NET ASSETS

Automobiles & Components 1.4%
American Axle & Manufacturing Holdings, Inc. *	277,093	2,058,801
Cooper-Standard Holdings, Inc. *	74,744	1,104,716
Dorman Products, Inc. *	20,518	2,079,910
Fox Factory Holding Corp. *	23,758	1,268,440
Gentherm, Inc. *	33,239	1,834,128
LCI Industries	31,535	3,679,819
Modine Manufacturing Co. *	30,843	3,628,987
Patrick Industries, Inc.	28,217	3,613,469
Phinia, Inc.	68,565	3,064,855
Standard Motor Products, Inc.	30,455	996,792
Stoneridge, Inc. *	35,038	588,989
Visteon Corp. *	19,120	2,209,125
Winnebago Industries, Inc.	51,092	3,194,272
		29,322,303

Banks 9.1%
1st Source Corp.	9,958	632,831
Ameris Bancorp	40,460	2,463,609
Associated Banc-Corp.	170,555	3,919,354
Atlantic Union Bankshares Corp.	23,878	985,923
Axos Financial, Inc. *	30,219	2,206,289
BancFirst Corp.	5,617	603,434
Bancorp, Inc. *	2,622	135,925
Bank of Hawaii Corp.	38,834	2,663,624
Bank of NT Butterfield & Son Ltd.	39,401	1,510,634
Bank OZK	83,530	3,916,722
BankUnited, Inc.	155,823	6,002,302
Banner Corp.	35,992	2,131,446
Berkshire Hills Bancorp, Inc.	6,164	170,126
BOK Financial Corp.	21,414	2,202,216
Brookline Bancorp, Inc.	58,710	615,868
Cadence Bank	123,158	4,048,203
Capitol Federal Financial, Inc.	144,429	912,791
Cathay General Bancorp	67,789	3,004,409
Central Pacific Financial Corp.	29,275	763,785
City Holding Co.	7,634	930,585
Columbia Banking System, Inc.	150,775	3,944,274
Commerce Bancshares, Inc.	62,869	4,068,253
Community Financial System, Inc.	34,985	2,157,875
ConnectOne Bancorp, Inc.	24,576	595,231
Cullen/Frost Bankers, Inc.	33,086	3,873,047
Customers Bancorp, Inc. *	25,206	1,625,283
CVB Financial Corp.	102,660	1,956,700
Eagle Bancorp, Inc.	37,502	807,043
Eastern Bankshares, Inc.	75,147	1,250,446
Enterprise Financial Services Corp.	21,392	1,130,995
FB Financial Corp.	3,133	146,280
First BanCorp	83,752	1,796,480
First Bancorp/Southern Pines NC	22,047	921,565
First Busey Corp.	47,427	1,301,397
First Commonwealth Financial Corp.	76,981	1,391,817
First Financial Bancorp	82,817	2,265,873
First Financial Bankshares, Inc.	45,595	1,753,584
First Hawaiian, Inc.	156,634	3,922,115
SECURITY	NUMBER OF SHARES	VALUE ($)
First Interstate BancSystem, Inc., Class A	67,569	2,133,153
First Merchants Corp.	44,089	1,778,991
FNB Corp.	290,693	4,459,231
Fulton Financial Corp.	143,733	2,784,108
Glacier Bancorp, Inc.	65,374	2,922,872
Hancock Whitney Corp.	74,093	4,055,110
Hanmi Financial Corp.	27,742	565,937
Heartland Financial USA, Inc.	34,608	1,886,828
Heritage Financial Corp.	25,487	590,534
Hilltop Holdings, Inc.	69,803	2,302,801
Home BancShares, Inc.	49,295	1,396,527
HomeStreet, Inc.	73,773	1,062,331
Hope Bancorp, Inc.	180,284	2,372,537
Independent Bank Corp.	26,166	1,678,549
Independent Bank Group, Inc.	30,135	1,779,773
International Bancshares Corp.	33,598	2,265,849
Kearny Financial Corp.	65,200	469,440
Lakeland Financial Corp.	12,171	834,079
Midland States Bancorp, Inc.	4,342	103,079
National Bank Holdings Corp., Class A	3,427	143,523
NBT Bancorp, Inc.	31,736	1,555,699
Nicolet Bankshares, Inc.	1,324	133,141
Northwest Bancshares, Inc.	117,522	1,650,009
NU Holdings Ltd., Class A *	16,864	204,560
OceanFirst Financial Corp.	37,378	679,158
OFG Bancorp	25,233	1,146,083
Old National Bancorp	159,197	3,187,124
Pacific Premier Bancorp, Inc.	78,462	2,123,182
Park National Corp.	9,465	1,674,926
Pathward Financial, Inc.	18,668	1,260,837
Peoples Bancorp, Inc.	3,821	127,125
Pinnacle Financial Partners, Inc.	40,720	3,922,150
Preferred Bank	1,603	137,954
Premier Financial Corp.	25,454	645,004
Prosperity Bancshares, Inc.	58,166	4,218,198
Provident Financial Services, Inc.	105,987	1,964,999
Renasant Corp.	13,039	448,411
S&T Bancorp, Inc.	32,751	1,453,489
Sandy Spring Bancorp, Inc.	57,702	1,767,412
Seacoast Banking Corp. of Florida	13,269	369,409
ServisFirst Bancshares, Inc.	4,592	368,462
Simmons First National Corp., Class A	136,663	2,942,354
Southside Bancshares, Inc.	21,353	747,141
SouthState Corp.	10,851	1,073,924
Texas Capital Bancshares, Inc. *	34,209	2,261,215
Tompkins Financial Corp.	9,258	582,699
Towne Bank	50,788	1,688,193
TriCo Bancshares	14,664	682,316
Trustmark Corp.	64,218	2,230,291
UMB Financial Corp.	30,446	3,106,101
United Bankshares, Inc.	94,653	3,684,841
United Community Banks, Inc.	62,814	1,944,093
Valley National Bancorp	385,877	3,241,367
Veritex Holdings, Inc.	44,403	1,113,183
WaFd, Inc.	92,091	3,277,519
Washington Trust Bancorp, Inc.	17,329	554,701
Webster Financial Corp.	83,319	4,134,289
WesBanco, Inc.	62,756	2,000,661
Westamerica BanCorp	11,542	622,806
Western Alliance Bancorp	66,058	5,315,027

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	36,534	3,952,979
WSFS Financial Corp.	33,981	1,919,587
		186,426,205

Capital Goods 11.7%
AAON, Inc.	14,038	1,242,784
AAR Corp. *	36,882	2,382,577
Advanced Drainage Systems, Inc.	17,397	3,079,965
Alamo Group, Inc.	7,330	1,412,638
Albany International Corp., Class A	22,192	2,076,727
Ameresco, Inc., Class A *	4,683	147,842
American Woodmark Corp. *	29,369	3,000,043
API Group Corp. *	78,542	2,975,956
Apogee Enterprises, Inc.	36,292	2,491,083
Applied Industrial Technologies, Inc.	21,487	4,688,249
Arcosa, Inc.	37,762	3,508,467
Argan, Inc.	11,964	944,319
Armstrong World Industries, Inc.	33,280	4,372,992
Astec Industries, Inc.	29,004	1,017,750
Atkore, Inc.	22,965	3,100,275
AZEK Co., Inc., Class A *	35,027	1,572,362
AZZ, Inc.	28,458	2,275,502
Barnes Group, Inc.	74,278	2,996,375
BlueLinx Holdings, Inc. *	11,406	1,375,450
BWX Technologies, Inc.	43,989	4,376,466
Chart Industries, Inc. *	3,037	489,200
Columbus McKinnon Corp.	26,323	1,004,486
Comfort Systems USA, Inc.	12,544	4,169,876
Construction Partners, Inc., Class A *	18,728	1,210,765
Core & Main, Inc., Class A *	45,820	2,449,995
Crane Co.	26,147	4,194,502
CSW Industrials, Inc.	4,243	1,376,514
DNOW, Inc. *	217,910	3,347,098
Douglas Dynamics, Inc.	18,007	520,582
Ducommun, Inc. *	10,590	679,560
DXP Enterprises, Inc. *	18,140	993,346
Dycom Industries, Inc. *	30,793	5,650,823
Enerpac Tool Group Corp., Class A	25,719	1,033,904
EnerSys	40,174	4,416,328
Enpro, Inc.	11,806	2,018,118
Esab Corp.	28,349	2,880,258
ESCO Technologies, Inc.	12,987	1,596,882
Federal Signal Corp.	27,222	2,721,383
Flowserve Corp.	105,831	5,349,757
Franklin Electric Co., Inc.	24,067	2,566,024
FTAI Aviation Ltd.	37,533	4,183,053
Gates Industrial Corp. PLC *	150,426	2,796,419
GATX Corp.	31,726	4,425,777
Gibraltar Industries, Inc. *	24,013	1,783,446
Global Industrial Co.	2,434	84,898
GMS, Inc. *	43,653	4,200,728
GrafTech International Ltd. *	940,901	722,706
Granite Construction, Inc.	58,864	4,029,829
Great Lakes Dredge & Dock Corp. *	77,090	726,959
Greenbrier Cos., Inc.	66,842	3,409,610
Griffon Corp.	28,325	2,041,100
H&E Equipment Services, Inc.	39,696	2,076,101
Hayward Holdings, Inc. *	42,158	623,517
HEICO Corp.	19,200	4,633,728
Helios Technologies, Inc.	10,950	503,153
Herc Holdings, Inc.	24,889	3,878,702
Hexcel Corp.	55,788	3,693,723
Hillenbrand, Inc.	60,893	2,693,297
Hillman Solutions Corp. *	138,057	1,401,279
Hyster-Yale, Inc.	1,491	121,874
Insteel Industries, Inc.	5,283	180,943
JELD-WEN Holding, Inc. *	229,344	3,827,751
John Bean Technologies Corp.	19,707	1,938,775
SECURITY	NUMBER OF SHARES	VALUE ($)
Kadant, Inc.	4,460	1,567,645
Kennametal, Inc.	127,044	3,320,930
Kratos Defense & Security Solutions, Inc. *	48,875	1,101,643
Leonardo DRS, Inc. *	23,388	659,542
Lindsay Corp.	6,534	823,219
Manitowoc Co., Inc. *	62,829	794,159
Masterbrand, Inc. *	103,471	1,867,652
McGrath RentCorp (a)	15,072	1,655,358
Mercury Systems, Inc. *	35,468	1,260,887
Moog, Inc., Class A	22,684	4,448,332
MRC Global, Inc. *	113,848	1,648,519
MSC Industrial Direct Co., Inc., Class A	13,955	1,241,297
Mueller Water Products, Inc., Class A	111,452	2,304,827
MYR Group, Inc. *	13,490	1,895,075
National Presto Industries, Inc.	6,404	489,714
Primoris Services Corp.	15,806	892,565
Proto Labs, Inc. *	23,083	803,750
Quanex Building Products Corp.	44,886	1,499,192
RBC Bearings, Inc. *	5,832	1,696,179
REV Group, Inc.	62,168	1,814,062
Shyft Group, Inc.	49,222	825,453
Simpson Manufacturing Co., Inc.	18,925	3,635,303
SiteOne Landscape Supply, Inc. *	20,338	2,983,178
Spirit AeroSystems Holdings, Inc., Class A *	138,206	5,009,968
SPX Technologies, Inc. *	13,484	1,989,429
Standex International Corp.	7,164	1,338,235
Sterling Infrastructure, Inc. *	12,891	1,499,997
Stratasys Ltd. *	39,903	341,570
Sunrun, Inc. *	25,614	449,013
Tennant Co.	14,001	1,507,768
Terex Corp.	68,985	4,363,991
Thermon Group Holdings, Inc. *	3,758	123,300
Titan International, Inc. *	10,681	91,002
Titan Machinery, Inc. *	28,797	513,451
TPI Composites, Inc. *(a)	140,873	600,119
Trex Co., Inc. *	32,216	2,694,224
Trinity Industries, Inc.	117,452	3,882,963
Tutor Perini Corp. *	238,605	5,938,878
Valmont Industries, Inc.	15,442	4,607,275
Vertiv Holdings Co., Class A	43,619	3,432,815
Wabash National Corp.	78,668	1,690,575
Watts Water Technologies, Inc., Class A	12,907	2,678,461
WillScot Holdings Corp. *	50,249	2,060,209
Woodward, Inc.	29,804	4,649,126
Zurn Elkay Water Solutions Corp.	34,969	1,135,094
		241,510,535

Commercial & Professional Services 5.9%
ACCO Brands Corp.	243,781	1,245,721
Alight, Inc., Class A *	141,216	1,069,005
Barrett Business Services, Inc.	19,456	708,977
Brady Corp., Class A	10,142	726,269
BrightView Holdings, Inc. *	107,793	1,551,141
Brink's Co.	32,433	3,567,306
Casella Waste Systems, Inc., Class A *	10,801	1,118,552
CBIZ, Inc. *	21,917	1,521,040
Cimpress PLC *	15,541	1,418,427
Clarivate PLC *	116,274	783,687
Clean Harbors, Inc. *	22,425	5,353,520
Concentrix Corp.	35,367	2,493,373
Conduent, Inc. *	364,063	1,485,377
CoreCivic, Inc. *	280,459	3,909,598
CRA International, Inc.	4,368	763,526
CSG Systems International, Inc.	31,442	1,472,743
Dayforce, Inc. *	7,142	423,378
Deluxe Corp.	102,520	2,499,438

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dun & Bradstreet Holdings, Inc.	202,936	2,207,944
Ennis, Inc.	31,206	743,951
Enviri Corp. *	151,498	1,790,706
ExlService Holdings, Inc. *	61,969	2,185,027
Exponent, Inc.	14,181	1,504,320
FTI Consulting, Inc. *	19,885	4,334,333
GEO Group, Inc. *	350,600	5,083,700
Healthcare Services Group, Inc. *	151,051	1,726,513
Heidrick & Struggles International, Inc.	18,266	733,197
HNI Corp.	72,190	3,966,840
Huron Consulting Group, Inc. *	9,937	1,093,169
ICF International, Inc.	12,168	1,789,913
Insperity, Inc.	18,254	1,875,051
Interface, Inc., Class A	91,258	1,576,938
Kelly Services, Inc., Class A	131,543	3,095,207
Kforce, Inc.	25,983	1,805,039
Korn Ferry	58,994	4,349,038
Matthews International Corp., Class A	29,759	861,523
Maximus, Inc.	15,010	1,394,279
MillerKnoll, Inc.	126,381	3,920,339
MSA Safety, Inc.	11,090	2,092,129
NV5 Global, Inc. *	7,561	779,842
OPENLANE, Inc. *	154,140	2,756,023
Parsons Corp. *	22,600	2,064,962
Paycom Software, Inc.	8,252	1,376,351
Pitney Bowes, Inc.	398,764	2,631,842
Resources Connection, Inc.	49,110	585,882
Rollins, Inc.	58,846	2,819,312
Steelcase, Inc., Class A	251,554	3,645,017
Stericycle, Inc. *	64,814	3,794,860
Tetra Tech, Inc.	20,774	4,429,848
TriNet Group, Inc.	22,331	2,328,007
TrueBlue, Inc. *	105,106	1,256,017
TTEC Holdings, Inc.	24,260	193,595
UniFirst Corp.	17,901	3,482,461
Veralto Corp.	48,040	5,119,142
Verra Mobility Corp., Class A *	42,377	1,276,819
Vestis Corp.	195,361	2,533,832
VSE Corp.	4,253	378,474
		121,692,520

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *	56,147	581,683
Aaron's Co., Inc.	119,130	1,191,300
Abercrombie & Fitch Co., Class A *	62,386	9,200,687
American Eagle Outfitters, Inc.	53,280	1,174,824
America's Car-Mart, Inc. *	6,080	421,040
Arko Corp.	74,168	485,800
Beyond, Inc. *	67,602	763,903
Boot Barn Holdings, Inc. *	15,880	2,119,662
Buckle, Inc.	43,404	1,874,619
Caleres, Inc.	39,375	1,518,300
Camping World Holdings, Inc., Class A	45,948	1,051,290
Children's Place, Inc. *(a)	33,877	264,918
Citi Trends, Inc. *	28,445	557,806
ContextLogic, Inc., Class A *	152,381	822,857
Coupang, Inc., Class A *	66,269	1,375,082
Designer Brands, Inc., Class A	109,961	897,282
Dillard's, Inc., Class A	5,591	2,228,517
Etsy, Inc. *	41,478	2,701,877
Five Below, Inc. *	15,146	1,101,720
Floor & Decor Holdings, Inc., Class A *	24,242	2,375,716
GameStop Corp., Class A *	246,931	5,597,926
Genesco, Inc. *	39,089	1,205,114
Guess?, Inc.	65,776	1,581,913
Haverty Furniture Cos., Inc.	29,226	855,445
Leslie's, Inc. *	63,615	187,664
MarineMax, Inc. *	44,782	1,561,548
SECURITY	NUMBER OF SHARES	VALUE ($)
MercadoLibre, Inc. *	900	1,502,010
Monro, Inc.	35,912	1,106,808
National Vision Holdings, Inc. *	99,195	1,434,360
Nordstrom, Inc.	58,652	1,339,025
Ollie's Bargain Outlet Holdings, Inc. *	36,808	3,593,933
OneWater Marine, Inc., Class A *	5,032	124,190
Petco Health & Wellness Co., Inc., Class A *	180,550	624,703
PetMed Express, Inc.	53,795	203,883
RH *	9,275	2,690,492
Sally Beauty Holdings, Inc. *	288,902	3,307,928
Shoe Carnival, Inc.	27,895	1,184,701
Signet Jewelers Ltd.	45,910	3,862,408
Sleep Number Corp. *	115,781	1,366,216
Sonic Automotive, Inc., Class A	49,471	2,945,503
Sportsman's Warehouse Holdings, Inc. *	44,685	113,947
Stitch Fix, Inc., Class A *	205,398	967,425
Upbound Group, Inc.	84,241	3,178,413
Urban Outfitters, Inc. *	98,029	4,514,235
Valvoline, Inc. *	81,366	3,783,519
Victoria's Secret & Co. *	158,993	2,822,126
Vroom, Inc. *(a)	20,360	183,444
Wayfair, Inc., Class A *	20,882	1,136,607
Zumiez, Inc. *	53,782	1,367,138
		87,051,507

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	23,723	1,721,815
Beazer Homes USA, Inc. *	39,304	1,323,366
Cavco Industries, Inc. *	6,389	2,649,007
Century Communities, Inc.	43,150	4,518,236
Columbia Sportswear Co.	43,551	3,558,117
Crocs, Inc. *	30,386	4,082,967
Ethan Allen Interiors, Inc.	26,670	823,303
G-III Apparel Group Ltd. *	125,983	3,473,351
GoPro, Inc., Class A *	145,356	220,941
Green Brick Partners, Inc. *	9,457	691,780
Helen of Troy Ltd. *	30,654	1,811,958
Hovnanian Enterprises, Inc., Class A *	810	170,011
Installed Building Products, Inc.	9,328	2,521,825
iRobot Corp. *	55,288	651,846
Kontoor Brands, Inc.	36,395	2,553,109
La-Z-Boy, Inc.	76,632	3,382,536
Levi Strauss & Co., Class A	17,266	316,486
LGI Homes, Inc. *	27,593	3,175,126
M/I Homes, Inc. *	34,853	5,814,526
Malibu Boats, Inc., Class A *	4,440	168,898
Mattel, Inc. *	195,446	3,770,153
Movado Group, Inc.	17,050	441,595
Oxford Industries, Inc.	14,840	1,563,097
Peloton Interactive, Inc., Class A *	163,452	581,889
SharkNinja, Inc.	40,827	3,137,555
Skyline Champion Corp. *	31,967	2,605,630
Smith & Wesson Brands, Inc.	89,724	1,484,932
Sonos, Inc. *	80,540	1,087,290
Steven Madden Ltd.	83,990	3,808,107
Sturm Ruger & Co., Inc.	23,334	1,052,597
TopBuild Corp. *	3,136	1,500,701
Topgolf Callaway Brands Corp. *	112,685	1,859,302
Tupperware Brands Corp. *(a)(b)	715,136	929,677
Under Armour, Inc., Class A *	500,160	3,486,115
Vista Outdoor, Inc. *	68,466	2,781,774
Wolverine World Wide, Inc.	178,242	2,650,459
Worthington Enterprises, Inc.	40,892	2,040,920
YETI Holdings, Inc. *	38,055	1,573,574
		79,984,571

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Services 5.0%
ADT, Inc.	483,491	3,761,560
Adtalem Global Education, Inc. *	50,566	3,964,880
Airbnb, Inc., Class A *	15,188	2,119,637
Arcos Dorados Holdings, Inc., Class A	62,629	604,996
BJ's Restaurants, Inc. *	19,465	614,705
Bloomin' Brands, Inc.	87,697	1,828,482
Boyd Gaming Corp.	55,313	3,366,902
Bright Horizons Family Solutions, Inc. *	23,383	2,811,806
Brinker International, Inc. *	38,384	2,564,435
Carriage Services, Inc., Class A	16,868	540,788
Cheesecake Factory, Inc.	32,466	1,262,603
Chegg, Inc. *	13,148	44,835
Choice Hotels International, Inc. (a)	11,270	1,436,362
Churchill Downs, Inc.	22,231	3,191,482
Cracker Barrel Old Country Store, Inc.	48,466	2,221,197
Dave & Buster's Entertainment, Inc. *	30,811	1,158,802
Denny's Corp. *	58,308	429,147
Dine Brands Global, Inc.	11,182	400,763
DoorDash, Inc., Class A *	21,956	2,430,968
Everi Holdings, Inc. *	53,717	691,338
Frontdoor, Inc. *	34,398	1,357,345
Golden Entertainment, Inc.	10,477	350,246
Graham Holdings Co., Class B	5,324	4,125,301
Grand Canyon Education, Inc. *	29,469	4,595,691
H&R Block, Inc.	23,644	1,369,933
Hilton Grand Vacations, Inc. *	49,886	2,155,574
Hyatt Hotels Corp., Class A	19,301	2,843,616
International Game Technology PLC	118,687	2,785,584
Jack in the Box, Inc.	38,866	2,310,195
Krispy Kreme, Inc.	9,072	96,435
Laureate Education, Inc.	184,341	2,857,285
Light & Wonder, Inc. *	39,602	4,245,334
Papa John's International, Inc.	12,682	560,925
Perdoceo Education Corp.	75,509	1,871,868
Planet Fitness, Inc., Class A *	28,841	2,125,582
Red Rock Resorts, Inc., Class A	31,678	1,805,646
Royal Caribbean Cruises Ltd. *	48,605	7,617,376
Sabre Corp. *	394,091	1,351,732
Strategic Education, Inc.	18,953	1,997,646
Stride, Inc. *	27,847	2,115,815
Texas Roadhouse, Inc., Class A	30,798	5,377,639
Travel & Leisure Co.	28,196	1,299,554
United Parks & Resorts, Inc. *	24,620	1,296,243
Wendy's Co.	140,611	2,380,544
Wingstop, Inc.	2,834	1,059,576
Wyndham Hotels & Resorts, Inc.	47,119	3,567,851
Wynn Resorts Ltd.	38,807	3,213,996
		102,180,220

Consumer Staples Distribution & Retail 0.7%
Andersons, Inc.	24,714	1,347,655
Chefs' Warehouse, Inc. *	26,007	1,081,631
Grocery Outlet Holding Corp. *	80,811	1,580,663
Ingles Markets, Inc., Class A	48,280	3,913,094
PriceSmart, Inc.	38,997	3,561,596
Weis Markets, Inc.	47,945	3,617,450
		15,102,089

Energy 4.2%
Antero Midstream Corp.	128,087	1,839,329
Archrock, Inc.	131,789	2,731,986
Berry Corp.	113,737	780,236
Bristow Group, Inc. *	4,370	165,842
Cactus, Inc., Class A	18,661	1,177,882
California Resources Corp.	61,710	3,174,362
SECURITY	NUMBER OF SHARES	VALUE ($)
ChampionX Corp.	70,509	2,415,638
Chord Energy Corp.	14,336	2,460,918
Civitas Resources, Inc.	31,437	2,193,045
CNX Resources Corp. *	50,691	1,341,791
Comstock Resources, Inc.	94,025	890,417
CONSOL Energy, Inc. *	26,327	2,627,698
Core Laboratories, Inc.	33,159	812,064
Crescent Energy Co., Class A (a)	48,890	597,924
CVR Energy, Inc.	54,874	1,569,396
DHT Holdings, Inc.	112,807	1,325,482
Diamond Offshore Drilling, Inc. *	37,131	609,691
Dorian LPG Ltd.	25,458	1,040,214
Dril-Quip, Inc. *	27,708	479,903
DT Midstream, Inc.	50,324	3,792,417
Expro Group Holdings NV *	22,647	525,863
Golar LNG Ltd.	34,070	1,189,043
Green Plains, Inc. *	79,745	1,413,879
Helix Energy Solutions Group, Inc. *	136,260	1,607,868
Helmerich & Payne, Inc.	117,452	4,747,410
International Seaways, Inc.	15,583	872,648
Kosmos Energy Ltd. *	347,104	1,919,485
Liberty Energy, Inc., Class A	136,176	3,288,650
Magnolia Oil & Gas Corp., Class A	61,373	1,671,801
Matador Resources Co.	53,390	3,282,417
Nabors Industries Ltd. *	18,197	1,871,198
Newpark Resources, Inc. *	20,495	169,289
Noble Corp. PLC	10,054	474,750
Northern Oil & Gas, Inc.	14,867	642,106
Oceaneering International, Inc. *	63,042	1,892,521
Oil States International, Inc. *	81,327	465,190
Par Pacific Holdings, Inc. *	37,517	996,076
Patterson-UTI Energy, Inc.	356,936	3,922,727
Permian Resources Corp., Class A	81,336	1,247,694
ProPetro Holding Corp. *	149,727	1,435,882
Range Resources Corp.	72,368	2,260,053
REX American Resources Corp. *	2,951	149,940
RPC, Inc.	120,766	902,122
Scorpio Tankers, Inc.	17,571	1,347,344
Select Water Solutions, Inc.	72,990	862,742
SFL Corp. Ltd.	112,054	1,326,719
Talos Energy, Inc. *	133,517	1,580,841
TechnipFMC PLC	48,479	1,430,131
Teekay Corp. *	19,864	172,221
Teekay Tankers Ltd., Class A	13,034	852,945
Texas Pacific Land Corp.	2,825	2,386,842
Transocean Ltd. *	486,137	2,814,733
Tsakos Energy Navigation Ltd. (a)	28,508	738,642
U.S. Silica Holdings, Inc. *	17,175	266,041
Valaris Ltd. *	11,799	927,283
Viper Energy, Inc.	4,140	176,654
Vital Energy, Inc. *	15,762	687,381
Vitesse Energy, Inc.	6,690	173,672
W&T Offshore, Inc.	38,705	93,279
Weatherford International PLC *	10,343	1,219,026
		86,031,343

Equity Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	75,602	1,636,027
Agree Realty Corp.	19,094	1,316,913
Alexander & Baldwin, Inc.	96,635	1,904,676
American Assets Trust, Inc.	52,084	1,381,268
American Homes 4 Rent, Class A	97,178	3,507,154
Americold Realty Trust, Inc.	143,313	4,283,626
Apple Hospitality REIT, Inc.	216,242	3,198,219
Brandywine Realty Trust	428,898	2,161,646
Broadstone Net Lease, Inc.	65,649	1,142,949
CareTrust REIT, Inc.	14,508	391,136
CBL & Associates Properties, Inc.	36,342	936,533

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Centerspace	8,621	602,004
Chatham Lodging Trust	53,529	470,520
COPT Defense Properties	97,999	2,839,031
Cousins Properties, Inc.	133,783	3,680,370
CubeSmart	76,833	3,655,714
DiamondRock Hospitality Co.	268,556	2,210,216
Diversified Healthcare Trust (b)	1,297,122	4,332,387
Douglas Emmett, Inc.	253,578	4,080,070
Easterly Government Properties, Inc., Class A	82,389	1,147,679
EastGroup Properties, Inc.	9,521	1,780,332
Elme Communities	81,893	1,347,959
Empire State Realty Trust, Inc., Class A	185,079	1,993,301
EPR Properties	61,147	2,751,615
Equity LifeStyle Properties, Inc.	59,547	4,089,688
Essential Properties Realty Trust, Inc.	31,226	923,977
Federal Realty Investment Trust	42,389	4,732,732
First Industrial Realty Trust, Inc.	41,361	2,263,274
Four Corners Property Trust, Inc.	33,435	907,426
Getty Realty Corp.	15,218	450,757
Global Net Lease, Inc.	212,005	1,844,443
Healthcare Realty Trust, Inc., Class A	212,192	3,753,676
Highwoods Properties, Inc.	144,435	4,473,152
HomeBanc Corp. *(c)	6,875	0
Hudson Pacific Properties, Inc.	528,523	3,165,853
Independence Realty Trust, Inc.	68,632	1,279,987
Industrial Logistics Properties Trust	251,166	1,290,993
Innovative Industrial Properties, Inc.	1,247	153,144
InvenTrust Properties Corp.	19,192	540,639
JBG SMITH Properties	162,074	2,649,910
Kilroy Realty Corp.	112,227	4,149,032
Kite Realty Group Trust	79,287	1,955,217
LTC Properties, Inc.	24,065	859,361
LXP Industrial Trust	185,758	1,913,307
Macerich Co.	316,433	5,066,092
National Health Investors, Inc.	25,396	1,901,145
National Storage Affiliates Trust	32,029	1,363,474
NNN REIT, Inc.	77,858	3,495,046
Office Properties Income Trust	279,613	696,236
Omega Healthcare Investors, Inc.	140,614	5,118,350
Outfront Media, Inc.	187,368	3,039,109
Paramount Group, Inc.	389,195	2,039,382
Peakstone Realty Trust	14,774	200,631
Pebblebrook Hotel Trust	118,001	1,615,434
Phillips Edison & Co., Inc.	58,727	2,061,318
Piedmont Office Realty Trust, Inc., Class A	284,535	2,461,228
PotlatchDeltic Corp.	77,143	3,422,063
Rayonier, Inc.	91,590	2,777,925
Retail Opportunity Investments Corp.	94,192	1,408,170
Rexford Industrial Realty, Inc.	32,158	1,611,437
RLJ Lodging Trust	254,988	2,407,087
Ryman Hospitality Properties, Inc.	17,198	1,728,571
Sabra Health Care REIT, Inc.	218,020	3,538,465
Service Properties Trust	630,697	3,576,052
SITE Centers Corp.	160,323	2,476,990
SL Green Realty Corp.	23,229	1,547,981
STAG Industrial, Inc.	60,760	2,479,616
Sunstone Hotel Investors, Inc.	207,772	2,152,518
Tanger, Inc.	65,906	1,904,683
Terreno Realty Corp.	16,061	1,098,733
Uniti Group, Inc.	758,102	2,911,112
Urban Edge Properties	94,632	1,921,030
Veris Residential, Inc.	59,840	940,086
Xenia Hotels & Resorts, Inc.	151,242	2,099,239
		163,207,116

SECURITY	NUMBER OF SHARES	VALUE ($)
Financial Services 7.2%
AGNC Investment Corp.	451,529	4,519,805
A-Mark Precious Metals, Inc.	54,834	2,107,819
Apollo Commercial Real Estate Finance, Inc.	174,234	1,899,151
Apollo Global Management, Inc.	9,986	1,251,346
Arbor Realty Trust, Inc. (a)	125,599	1,695,586
ARES Management Corp., Class A	18,564	2,844,005
Artisan Partners Asset Management, Inc., Class A	63,868	2,820,411
B Riley Financial, Inc. (a)	34,636	665,011
BGC Group, Inc., Class A	264,350	2,434,663
Blackstone Mortgage Trust, Inc., Class A (a)	150,923	2,693,976
Brightsphere Investment Group, Inc.	71,601	1,875,230
BrightSpire Capital, Inc., Class A	84,719	485,440
Cannae Holdings, Inc.	41,495	834,464
Chimera Investment Corp.	245,874	3,592,219
Claros Mortgage Trust, Inc.	59,417	565,056
Cohen & Steers, Inc.	16,353	1,403,414
Coinbase Global, Inc., Class A *	34,441	7,727,183
Compass Diversified Holdings	65,774	1,582,522
Credit Acceptance Corp. *	6,819	3,920,243
Diamond Hill Investment Group, Inc.	3,194	508,549
Donnelley Financial Solutions, Inc. *	20,833	1,405,811
Encore Capital Group, Inc. *	49,252	2,489,689
Enova International, Inc. *	42,095	3,639,955
Essent Group Ltd.	58,264	3,661,310
Euronet Worldwide, Inc. *	34,220	3,490,098
EVERTEC, Inc.	24,782	854,236
FactSet Research Systems, Inc.	8,302	3,429,473
Federal Agricultural Mortgage Corp., Class C	1,838	379,032
Federated Hermes, Inc.	28,814	989,185
FirstCash Holdings, Inc.	28,904	3,225,686
Franklin BSP Realty Trust, Inc.	40,266	557,281
Granite Point Mortgage Trust, Inc.	99,826	297,481
Green Dot Corp., Class A *	69,800	667,288
HA Sustainable Infrastructure Capital, Inc.	18,274	598,839
Hamilton Lane, Inc., Class A	1,001	144,514
Houlihan Lokey, Inc., Class A	22,656	3,404,064
Interactive Brokers Group, Inc., Class A	13,443	1,603,347
KKR Real Estate Finance Trust, Inc.	56,310	646,439
Ladder Capital Corp., Class A	133,468	1,601,616
MarketAxess Holdings, Inc.	10,439	2,333,430
MFA Financial, Inc.	184,780	2,067,688
Moelis & Co., Class A	56,271	3,826,428
Morningstar, Inc.	6,717	2,133,655
Mr. Cooper Group, Inc. *	47,234	4,245,392
Nelnet, Inc., Class A	12,068	1,360,184
New York Mortgage Trust, Inc.	122,654	794,798
NMI Holdings, Inc., Class A *	38,278	1,506,239
Pagseguro Digital Ltd., Class A *	107,715	1,376,598
PennyMac Financial Services, Inc.	34,404	3,375,720
PennyMac Mortgage Investment Trust	128,784	1,773,356
Piper Sandler Cos.	11,687	3,193,823
PJT Partners, Inc., Class A	8,966	1,191,940
PRA Group, Inc. *	55,704	1,484,512
PROG Holdings, Inc.	115,542	5,206,322
Radian Group, Inc.	152,967	5,675,076
Ready Capital Corp.	60,553	561,932
Redwood Trust, Inc.	119,753	870,604
Rocket Cos., Inc., Class A *	35,610	576,526
StepStone Group, Inc., Class A	16,145	811,448
Stifel Financial Corp.	56,631	5,021,471
StoneCo Ltd., Class A *	73,018	957,996
StoneX Group, Inc. *	1,782	148,512

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toast, Inc., Class A *	19,097	499,578
TPG RE Finance Trust, Inc.	119,150	1,041,371
TPG, Inc.	52,155	2,659,383
Tradeweb Markets, Inc., Class A	15,250	1,703,120
Two Harbors Investment Corp.	104,241	1,404,126
Victory Capital Holdings, Inc., Class A	8,923	467,476
Virtu Financial, Inc., Class A	137,721	3,762,538
Virtus Investment Partners, Inc.	1,848	417,648
Walker & Dunlop, Inc.	29,762	3,181,558
WEX, Inc. *	13,521	2,480,427
World Acceptance Corp. *	6,990	853,619
XP, Inc., Class A	49,180	841,470
		148,317,401

Food, Beverage & Tobacco 2.2%
Adecoagro SA	114,687	1,107,876
B&G Foods, Inc.	173,034	1,491,553
Boston Beer Co., Inc., Class A *	6,065	1,699,474
Brown-Forman Corp., Class B	47,081	2,126,178
Calavo Growers, Inc.	30,709	730,567
Cal-Maine Foods, Inc.	45,578	3,262,018
Coca-Cola Consolidated, Inc.	2,334	2,674,507
Dole PLC	163,498	2,427,945
Fresh Del Monte Produce, Inc.	134,139	3,360,182
Hain Celestial Group, Inc. *	193,892	1,500,724
J&J Snack Foods Corp.	9,324	1,572,959
John B Sanfilippo & Son, Inc.	10,942	1,147,488
Lancaster Colony Corp.	11,189	2,160,148
MGP Ingredients, Inc.	1,289	105,118
Mission Produce, Inc. *	49,306	554,199
National Beverage Corp.	10,507	512,637
Nomad Foods Ltd.	183,042	3,497,933
Pilgrim's Pride Corp. *	65,713	2,709,347
Seaboard Corp.	229	743,771
Seneca Foods Corp., Class A *	16,728	1,009,368
Simply Good Foods Co. *	27,335	927,203
TreeHouse Foods, Inc. *	79,497	3,202,139
Universal Corp.	58,963	3,149,803
Vector Group Ltd.	147,708	1,887,708
WK Kellogg Co.	81,151	1,428,258
		44,989,103

Health Care Equipment & Services 4.1%
Acadia Healthcare Co., Inc. *	49,149	3,187,313
AdaptHealth Corp., Class A *	72,604	824,781
Addus HomeCare Corp. *	9,041	1,097,216
agilon health, Inc. *	96,546	665,202
Amedisys, Inc. *	27,194	2,666,372
AMN Healthcare Services, Inc. *	53,407	3,611,381
Astrana Health, Inc. *	9,137	479,327
Avanos Medical, Inc. *	31,520	753,958
Brookdale Senior Living, Inc. *	268,487	2,075,405
Chemed Corp.	2,146	1,223,563
Clover Health Investments Corp., Class A *	166,659	318,319
CONMED Corp.	13,918	960,899
CorVel Corp. *	423	129,776
Cross Country Healthcare, Inc. *	29,981	546,853
Dexcom, Inc. *	18,868	1,279,628
Embecta Corp.	123,104	1,929,040
Enhabit, Inc. *	127,308	1,303,634
Enovis Corp. *	43,066	2,051,664
Ensign Group, Inc.	19,631	2,763,063
Envista Holdings Corp. *	163,641	2,793,352
Evolent Health, Inc., Class A *	3,718	86,704
Fulgent Genetics, Inc. *	18,351	439,139
Globus Medical, Inc., Class A *	44,326	3,189,699
SECURITY	NUMBER OF SHARES	VALUE ($)
Haemonetics Corp. *	21,681	1,952,374
HealthEquity, Inc. *	13,915	1,092,049
ICU Medical, Inc. *	16,881	2,143,549
Inmode Ltd. *	5,859	106,165
Insulet Corp. *	3,713	721,622
Integer Holdings Corp. *	19,929	2,366,768
Integra LifeSciences Holdings Corp. *	48,370	1,200,060
LivaNova PLC *	17,047	842,122
Masimo Corp. *	20,001	2,139,707
Merit Medical Systems, Inc. *	18,388	1,568,313
ModivCare, Inc. *	14,827	338,352
Multiplan Corp. *	873,421	393,127
National HealthCare Corp.	17,126	2,331,876
Neogen Corp. *	60,595	1,031,933
OmniAb, Inc., Class A *(c)	2,660	0
OmniAb, Inc., Class B *(c)	2,660	0
Omnicell, Inc. *	32,677	954,495
OPKO Health, Inc. *(a)	376,319	534,373
Option Care Health, Inc. *	68,321	2,028,450
Owens & Minor, Inc. *	218,516	3,588,033
Patterson Cos., Inc.	149,906	3,785,126
Pediatrix Medical Group, Inc. *	164,987	1,375,992
Penumbra, Inc. *	2,856	477,209
Premier, Inc., Class A	175,205	3,675,801
Privia Health Group, Inc. *	19,251	399,266
QuidelOrtho Corp. *	52,589	2,066,222
RadNet, Inc. *	14,444	863,029
Select Medical Holdings Corp.	127,489	5,068,963
Surgery Partners, Inc. *	18,485	561,205
Teladoc Health, Inc. *	86,953	819,967
U.S. Physical Therapy, Inc.	4,787	466,732
Varex Imaging Corp. *	29,491	436,172
Veeva Systems, Inc., Class A *	13,753	2,639,613
Zimvie, Inc. *	61,224	1,294,275
		83,639,228

Household & Personal Products 1.1%
BellRing Brands, Inc. *	14,449	740,945
Central Garden & Pet Co. *	2,461	98,046
Central Garden & Pet Co., Class A *	51,160	1,757,858
Coty, Inc., Class A *	148,064	1,473,237
Edgewell Personal Care Co.	60,811	2,380,751
Energizer Holdings, Inc.	59,295	1,825,693
Herbalife Ltd. *	282,585	3,470,144
Inter Parfums, Inc.	5,450	766,706
Medifast, Inc.	16,395	359,542
Nu Skin Enterprises, Inc., Class A	143,846	1,613,952
Reynolds Consumer Products, Inc.	44,579	1,240,188
Spectrum Brands Holdings, Inc.	51,763	4,379,667
USANA Health Sciences, Inc. *	20,492	913,943
WD-40 Co.	4,546	1,189,279
		22,209,951

Insurance 2.2%
Ambac Financial Group, Inc. *	42,582	561,657
AMERISAFE, Inc.	3,834	182,038
Assured Guaranty Ltd.	56,158	4,625,734
Axis Capital Holdings Ltd.	43,694	3,309,820
CNA Financial Corp.	31,575	1,552,227
Employers Holdings, Inc.	37,266	1,789,141
Enstar Group Ltd. *	5,319	1,725,484
Erie Indemnity Co., Class A	1,734	764,954
Horace Mann Educators Corp.	36,874	1,274,734
James River Group Holdings Ltd.	45,562	393,656
Kemper Corp.	89,365	5,724,722
Kinsale Capital Group, Inc.	780	356,515
Mercury General Corp.	46,247	2,768,808

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ProAssurance Corp. *	68,408	896,145
RenaissanceRe Holdings Ltd.	15,501	3,594,837
RLI Corp.	14,012	2,110,067
Safety Insurance Group, Inc.	19,251	1,646,923
Selective Insurance Group, Inc.	30,720	2,774,630
Stewart Information Services Corp.	56,028	3,961,180
United Fire Group, Inc.	27,915	625,575
Universal Insurance Holdings, Inc.	40,299	798,323
White Mountains Insurance Group Ltd.	1,879	3,355,894
		44,793,064

Materials 5.9%
AdvanSix, Inc.	37,481	1,048,344
Alpha Metallurgical Resources, Inc.	10,215	3,017,613
Alto Ingredients, Inc. *	380,019	604,230
American Vanguard Corp.	35,217	338,788
Ardagh Metal Packaging SA	28,891	106,319
Ashland, Inc.	44,181	4,270,094
ATI, Inc. *	28,568	1,934,339
Avient Corp.	92,484	4,183,976
Balchem Corp.	11,242	1,995,005
Cabot Corp.	42,956	4,308,057
Carpenter Technology Corp.	35,413	5,165,694
Clearwater Paper Corp. *	29,643	1,644,297
Coeur Mining, Inc. *	286,136	1,857,023
Compass Minerals International, Inc.	44,905	597,236
Constellium SE, Class A *	105,664	1,881,876
Ecovyst, Inc. *	114,689	1,094,133
Element Solutions, Inc.	160,899	4,336,228
Ferroglobe PLC	20,732	115,063
Greif, Inc., Class A	43,678	2,912,449
Hawkins, Inc.	13,490	1,401,611
Haynes International, Inc.	1,753	104,391
HB Fuller Co.	45,988	3,964,166
Hecla Mining Co.	296,286	1,712,533
Ingevity Corp. *	46,881	2,151,369
Innospec, Inc.	20,572	2,697,812
Kaiser Aluminum Corp.	27,671	2,177,431
Knife River Corp. *	43,738	3,478,046
Koppers Holdings, Inc.	34,074	1,387,153
LSB Industries, Inc. *	16,225	147,810
Materion Corp.	12,910	1,554,751
Mativ Holdings, Inc.	83,389	1,591,896
Mercer International, Inc.	106,055	808,139
Metallus, Inc. *	51,695	1,159,002
Minerals Technologies, Inc.	38,800	3,041,144
MP Materials Corp. *	13,718	185,467
Myers Industries, Inc.	30,462	453,884
NewMarket Corp.	5,206	2,919,889
Olympic Steel, Inc.	17,640	893,995
Orion SA	67,030	1,650,279
Pactiv Evergreen, Inc.	119,805	1,574,238
Perimeter Solutions SA *	18,096	175,350
Quaker Chemical Corp.	6,809	1,236,310
Radius Recycling, Inc., Class A	68,965	1,249,646
Rayonier Advanced Materials, Inc. *	57,440	381,976
Royal Gold, Inc.	19,247	2,658,396
Ryerson Holding Corp.	76,272	1,814,511
Scotts Miracle-Gro Co.	58,833	4,624,274
Sensient Technologies Corp.	39,441	3,078,370
Silgan Holdings, Inc.	37,814	1,944,774
Southern Copper Corp.	41,928	4,469,944
Stepan Co.	31,467	2,663,052
Summit Materials, Inc., Class A *	76,210	3,184,054
SunCoke Energy, Inc.	127,730	1,494,441
Sylvamo Corp.	70,914	5,227,071
TriMas Corp.	46,335	1,138,914
Trinseo PLC	276,914	800,281
SECURITY	NUMBER OF SHARES	VALUE ($)
Tronox Holdings PLC	215,589	3,483,918
Warrior Met Coal, Inc.	91,612	6,331,305
		122,422,357

Media & Entertainment 3.4%
AMC Entertainment Holdings, Inc., Class A *(a)	117,575	624,323
AMC Networks, Inc., Class A *	181,583	2,021,019
Bumble, Inc., Class A *	32,460	303,176
Cable One, Inc.	6,134	2,535,673
Cargurus, Inc. *	43,529	1,080,390
Cars.com, Inc. *	37,345	770,054
Cinemark Holdings, Inc. *	107,079	2,524,923
Clear Channel Outdoor Holdings, Inc. *	976,673	1,621,277
EchoStar Corp., Class A *	477,368	9,585,549
Endeavor Group Holdings, Inc., Class A	7,755	212,642
EW Scripps Co., Class A *	127,198	478,265
Gannett Co., Inc. *	366,677	1,800,384
Gray Television, Inc.	255,001	1,639,656
IAC, Inc. *	47,592	2,513,334
iHeartMedia, Inc., Class A *	502,140	893,809
John Wiley & Sons, Inc., Class A	61,832	2,952,478
Liberty Broadband Corp., Class C *	16,722	1,126,896
Liberty Media Corp.-Liberty Formula One, Class C *	40,533	3,277,904
Lions Gate Entertainment Corp., Class A *	187,242	1,717,009
Live Nation Entertainment, Inc. *	3,629	349,074
Match Group, Inc. *	93,376	3,561,361
New York Times Co., Class A	69,969	3,749,639
Pinterest, Inc., Class A *	56,138	1,793,609
Roku, Inc. *	22,801	1,327,246
Scholastic Corp.	46,325	1,451,362
Shutterstock, Inc.	17,520	774,734
Sinclair, Inc.	73,590	1,131,814
Sirius XM Holdings, Inc. (a)	670,765	2,314,139
Snap, Inc., Class A *	28,764	383,137
Spotify Technology SA *	14,378	4,945,169
Taboola.com Ltd. *	129,447	449,181
Thryv Holdings, Inc. *	60,741	1,183,235
TKO Group Holdings, Inc.	3,591	392,676
Trade Desk, Inc., Class A *	12,934	1,162,508
TripAdvisor, Inc. *	82,972	1,462,796
Warner Music Group Corp., Class A	6,791	203,798
WideOpenWest, Inc. *	119,492	651,231
Yelp, Inc., Class A *	75,905	2,765,219
Ziff Davis, Inc. *	49,187	2,355,074
ZoomInfo Technologies, Inc., Class A *	57,909	657,846
		70,743,609

Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Alkermes PLC *	22,974	627,650
Amphastar Pharmaceuticals, Inc. *	2,022	87,997
Azenta, Inc. *	21,001	1,308,152
BioMarin Pharmaceutical, Inc. *	24,457	2,062,459
Bio-Rad Laboratories, Inc., Class A *	10,515	3,557,855
Bio-Techne Corp.	28,597	2,333,229
Bruker Corp.	34,503	2,363,800
Charles River Laboratories International, Inc. *	5,618	1,371,354
Corcept Therapeutics, Inc. *	38,816	1,501,015
Elanco Animal Health, Inc. *	291,541	3,801,695
Emergent BioSolutions, Inc. *(b)	530,355	6,740,812
Exact Sciences Corp. *	13,529	618,005
Exelixis, Inc. *	120,306	2,821,176
Halozyme Therapeutics, Inc. *	24,472	1,352,323
Incyte Corp. *	56,123	3,651,924

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Innoviva, Inc. *	63,482	1,196,001
Ironwood Pharmaceuticals, Inc., Class A *	39,296	268,392
Jazz Pharmaceuticals PLC *	11,824	1,303,596
Ligand Pharmaceuticals, Inc. *	1,568	170,896
Medpace Holdings, Inc. *	3,950	1,510,954
Myriad Genetics, Inc. *	37,263	1,042,246
Neurocrine Biosciences, Inc. *	10,474	1,482,804
Pacira BioSciences, Inc. *	3,568	73,679
Prestige Consumer Healthcare, Inc. *	28,664	2,029,698
Repligen Corp. *	5,157	863,024
Royalty Pharma PLC, Class A	134,962	3,801,879
Supernus Pharmaceuticals, Inc. *	29,662	884,521
United Therapeutics Corp. *	18,143	5,684,020
Vir Biotechnology, Inc. *	39,875	405,130
		54,916,286

Real Estate Management & Development 1.2%
Compass, Inc., Class A *	237,146	1,041,071
CoStar Group, Inc. *	43,803	3,417,510
Cushman & Wakefield PLC *	314,271	4,120,093
DigitalBridge Group, Inc.	302,021	4,267,557
eXp World Holdings, Inc.	81,637	1,172,307
Howard Hughes Holdings, Inc. *	16,945	1,256,811
Kennedy-Wilson Holdings, Inc.	150,039	1,561,906
Marcus & Millichap, Inc.	29,314	1,161,128
Newmark Group, Inc., Class A	194,327	2,522,364
Opendoor Technologies, Inc. *	623,029	1,445,427
Zillow Group, Inc., Class C *	67,953	3,309,311
		25,275,485

Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc. *	3,380	81,255
Alpha & Omega Semiconductor Ltd. *	4,846	200,624
Amkor Technology, Inc.	128,366	4,192,434
Axcelis Technologies, Inc. *	7,764	980,981
Cirrus Logic, Inc. *	46,265	6,036,657
Cohu, Inc. *	30,668	981,069
Diodes, Inc. *	37,334	2,919,519
Enphase Energy, Inc. *	10,450	1,202,900
Entegris, Inc.	32,162	3,804,443
First Solar, Inc. *	6,569	1,418,838
FormFactor, Inc. *	32,173	1,723,186
GLOBALFOUNDRIES, Inc. *	24,252	1,237,095
Ichor Holdings Ltd. *	29,117	989,978
Kulicke & Soffa Industries, Inc.	32,929	1,553,261
Lattice Semiconductor Corp. *	13,395	709,935
MaxLinear, Inc. *	21,703	306,881
Monolithic Power Systems, Inc.	4,009	3,460,128
Onto Innovation, Inc. *	8,516	1,629,111
Photronics, Inc. *	56,666	1,439,883
Power Integrations, Inc.	23,725	1,732,874
Rambus, Inc. *	6,912	355,553
Semtech Corp. *	63,235	2,005,814
Silicon Laboratories, Inc. *	25,454	3,057,789
SMART Global Holdings, Inc. *	47,885	1,120,509
SolarEdge Technologies, Inc. *	10,725	309,524
Synaptics, Inc. *	20,632	1,801,586
Ultra Clean Holdings, Inc. *	43,581	1,885,314
Universal Display Corp.	8,202	1,825,929
Wolfspeed, Inc. *	25,251	475,981
		49,439,051

Software & Services 3.0%
ACI Worldwide, Inc. *	75,492	3,263,519
Alarm.com Holdings, Inc. *	12,054	850,410
SECURITY	NUMBER OF SHARES	VALUE ($)
AppLovin Corp., Class A *	24,800	1,912,080
Bentley Systems, Inc., Class B	24,307	1,184,723
Blackbaud, Inc. *	14,143	1,122,671
Cerence, Inc. *	29,420	93,556
CommVault Systems, Inc. *	19,900	3,041,715
Consensus Cloud Solutions, Inc. *	21,715	462,530
Dolby Laboratories, Inc., Class A	33,725	2,656,181
Dropbox, Inc., Class A *	50,427	1,206,214
Dynatrace, Inc. *	7,513	329,971
Envestnet, Inc. *	19,710	1,221,626
Fair Isaac Corp. *	3,633	5,812,800
Globant SA *	5,147	1,002,172
Guidewire Software, Inc. *	7,933	1,190,505
InterDigital, Inc.	16,674	2,046,900
LiveRamp Holdings, Inc. *	54,958	1,664,128
Manhattan Associates, Inc. *	8,610	2,198,822
NCR Voyix Corp. *	210,826	3,109,683
Okta, Inc. *	4,347	408,357
Palantir Technologies, Inc., Class A *	57,949	1,558,249
Pegasystems, Inc.	10,201	711,214
Perficient, Inc. *	13,121	989,455
Progress Software Corp.	16,976	991,398
PTC, Inc. *	12,397	2,204,806
Qualys, Inc. *	8,208	1,224,141
RingCentral, Inc., Class A *	50,913	1,784,501
ServiceNow, Inc. *	1,798	1,464,273
Snowflake, Inc., Class A *	4,454	580,713
SPS Commerce, Inc. *	3,720	801,362
Teradata Corp. *	83,465	2,705,935
Twilio, Inc., Class A *	35,925	2,124,245
Tyler Technologies, Inc. *	4,932	2,801,919
Unisys Corp. *	182,385	868,153
Verint Systems, Inc. *	26,021	940,399
VeriSign, Inc. *	6,900	1,290,369
Workday, Inc., Class A *	8,516	1,934,154
Zoom Video Communications, Inc., Class A *	50,437	3,046,395
		62,800,244

Technology Hardware & Equipment 3.7%
ADTRAN Holdings, Inc.	74,381	503,559
Advanced Energy Industries, Inc.	19,034	2,214,987
Badger Meter, Inc.	6,481	1,336,123
Belden, Inc.	28,723	2,662,335
Benchmark Electronics, Inc.	103,186	4,939,514
Calix, Inc. *	10,802	444,286
Cognex Corp.	70,240	3,485,309
CommScope Holding Co., Inc. *	716,178	1,854,901
Comtech Telecommunications Corp. *	47,520	153,965
Crane NXT Co.	27,557	1,732,784
CTS Corp.	20,724	1,012,989
ePlus, Inc. *	29,173	2,681,582
Fabrinet *	13,505	2,978,663
IPG Photonics Corp. *	29,382	2,362,313
Itron, Inc. *	25,081	2,594,379
Kimball Electronics, Inc. *	9,843	233,279
Knowles Corp. *	85,635	1,564,551
Littelfuse, Inc.	13,595	3,631,360
Lumentum Holdings, Inc. *	56,451	2,923,033
Methode Electronics, Inc.	46,420	587,677
NETGEAR, Inc. *	76,164	1,209,484
NetScout Systems, Inc. *	87,689	1,784,471
Novanta, Inc. *	5,847	1,059,360
OSI Systems, Inc. *	12,607	1,865,584
PC Connection, Inc.	25,253	1,807,357
Plexus Corp. *	34,068	4,366,496
Pure Storage, Inc., Class A *	21,261	1,274,172
Rogers Corp. *	12,530	1,530,915

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ScanSource, Inc. *	58,569	3,048,516
Super Micro Computer, Inc. *	8,684	6,093,129
TTM Technologies, Inc. *	203,091	3,935,904
Viasat, Inc. *	124,320	2,513,750
Viavi Solutions, Inc. *	197,659	1,589,178
Vishay Intertechnology, Inc.	57,886	1,407,209
Vontier Corp.	86,035	3,375,153
		76,758,267

Telecommunication Services 0.4%
ATN International, Inc.	13,185	391,199
Cogent Communications Holdings, Inc.	20,982	1,481,119
Consolidated Communications Holdings, Inc. *	253,144	1,164,462
GCI Liberty, Inc. *(c)	14,650	0
Iridium Communications, Inc.	47,107	1,351,971
Liberty Latin America Ltd., Class C *	140,761	1,492,067
Shenandoah Telecommunications Co.	48,780	1,038,526
U.S. Cellular Corp. *	5,905	317,394
		7,236,738

Transportation 2.4%
Air Transport Services Group, Inc. *	89,342	1,441,980
Alaska Air Group, Inc. *	29,480	1,106,384
Allegiant Travel Co.	9,194	515,508
American Airlines Group, Inc. *	104,132	1,107,964
ArcBest Corp.	32,340	4,076,457
Costamare, Inc.	54,646	809,854
Covenant Logistics Group, Inc., Class A	12,291	687,681
Danaos Corp.	9,375	810,844
Forward Air Corp.	71,125	1,803,730
Genco Shipping & Trading Ltd.	35,231	683,834
Global Ship Lease, Inc., Class A	9,197	242,985
Heartland Express, Inc.	77,145	1,000,571
JetBlue Airways Corp. *	396,372	2,540,745
Kirby Corp. *	33,239	4,084,408
Lyft, Inc., Class A *	85,519	1,030,504
Marten Transport Ltd.	74,637	1,403,922
Matson, Inc.	8,316	1,103,616
RXO, Inc. *	170,868	5,418,224
Saia, Inc. *	8,528	3,563,425
Schneider National, Inc., Class B	96,562	2,598,483
SkyWest, Inc. *	36,151	2,889,911
Star Bulk Carriers Corp.	45,238	1,019,665
United Airlines Holdings, Inc. *	92,585	4,205,211
XPO, Inc. *	45,051	5,175,909
		49,321,815

Utilities 3.1%
ALLETE, Inc.	54,208	3,496,416
American States Water Co.	14,967	1,235,227
Atlantica Sustainable Infrastructure PLC	67,241	1,486,026
Avangrid, Inc.	84,912	3,028,811
Avista Corp.	87,207	3,416,770
Black Hills Corp.	76,636	4,525,356
California Water Service Group	30,364	1,623,259
Chesapeake Utilities Corp.	10,646	1,256,547
Clearway Energy, Inc., Class C	62,457	1,666,353
SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	32,825	1,334,336
Hawaiian Electric Industries, Inc.	299,683	4,962,750
IDACORP, Inc.	37,667	3,681,949
MGE Energy, Inc.	19,801	1,739,320
New Jersey Resources Corp.	72,971	3,411,394
Northwest Natural Holding Co.	39,952	1,597,281
Northwestern Energy Group, Inc.	62,039	3,335,837
ONE Gas, Inc.	52,344	3,644,713
Ormat Technologies, Inc.	24,309	1,887,351
Otter Tail Corp.	23,464	2,274,131
PNM Resources, Inc.	85,632	3,560,579
SJW Group	16,272	986,246
Southwest Gas Holdings, Inc.	71,898	5,331,956
Spire, Inc.	58,048	3,865,416
Unitil Corp.	11,909	729,784
		64,077,808
Total Common Stocks (Cost $1,473,374,999)		2,039,448,816

SHORT-TERM INVESTMENTS 1.7% OF NET ASSETS

Money Market Funds 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	21,438,162	21,438,162
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	13,064,376	13,064,376
		34,502,538
Total Short-Term Investments (Cost $34,502,538)		34,502,538
Total Investments in Securities (Cost $1,507,877,537)		2,073,951,354

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/20/24	166	18,865,900	185,913

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,481,646.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair-valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at July 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.6% OF NET ASSETS

Consumer Durables & Apparel 0.1%
Fossil Group, Inc.	$—	$253,853	($454,922 )	($957,917 )	$618,925	$—	—	$—
Tupperware Brands Corp.	—	465,516	(338,597)	(1,280,798)	611,546	929,677	715,136	—
						929,677

Equity Real Estate Investment Trusts (REITs) 0.2%
Ashford Hospitality Trust, Inc.	—	211,574	(485,264)	(818,022)	574,820	—	—	—
Diversified Healthcare Trust	—	1,039,270	(5,706,124)	1,773,466	941,945	4,332,387	1,297,122	54,983
						4,332,387

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Emergent BioSolutions, Inc.	—	1,266,888	(1,275,078)	(1,366,631)	7,612,203	6,740,812	530,355	—

Transportation 0.0%
Daseke, Inc.	—	571,318	(4,179,655)	878,111	912,606	—	—	—
Total	$—	$3,808,419	($12,439,640 )	($1,771,791 )	$11,272,045	$12,002,876		$54,983

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$1,785,365,734	$—	$—	$1,785,365,734
Equity Real Estate Investment Trusts (REITs)	163,207,116	—	0 *	163,207,116
Health Care Equipment & Services	83,639,228	—	0 *	83,639,228
Telecommunication Services	7,236,738	—	0 *	7,236,738
Short-Term Investments [1]	34,502,538	—	—	34,502,538
Futures Contracts [2]	185,913	—	—	185,913
Total	$2,074,137,267	$—	$0	$2,074,137,267

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Equity Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 6.3%
AGL Energy Ltd.	267,224	1,816,538
Ampol Ltd.	69,373	1,519,612
ANZ Group Holdings Ltd.	437,747	8,328,154
APA Group	155,806	807,567
Aristocrat Leisure Ltd.	34,333	1,222,739
Aurizon Holdings Ltd.	472,162	1,151,259
BHP Group Ltd.	773,023	21,470,671
BlueScope Steel Ltd.	152,221	2,210,424
Brambles Ltd.	184,713	1,883,088
Coles Group Ltd.	206,164	2,443,387
Commonwealth Bank of Australia	146,490	13,200,229
Computershare Ltd.	40,277	726,436
CSL Ltd.	17,890	3,631,009
Downer EDI Ltd.	324,950	1,060,644
Endeavour Group Ltd.	239,271	860,579
Fortescue Ltd.	266,234	3,312,704
Glencore PLC	4,236,786	23,509,237
Goodman Group	41,982	969,200
Incitec Pivot Ltd.	389,214	751,412
Insurance Australia Group Ltd.	259,434	1,255,117
JB Hi-Fi Ltd.	25,036	1,143,110
Lendlease Corp. Ltd.	261,869	1,080,957
Macquarie Group Ltd.	28,914	3,979,308
Medibank Pvt Ltd.	421,667	1,097,744
Metcash Ltd.	317,570	760,731
Mineral Resources Ltd.	14,969	535,333
Mirvac Group	494,020	695,584
National Australia Bank Ltd.	363,700	9,185,848
Northern Star Resources Ltd.	60,203	558,752
Orica Ltd.	65,817	774,461
Origin Energy Ltd.	232,043	1,592,156
QBE Insurance Group Ltd.	129,626	1,529,853
Ramsay Health Care Ltd.	25,588	779,247
Rio Tinto Ltd.	86,529	6,649,070
Rio Tinto PLC	257,060	16,717,356
Santos Ltd.	329,505	1,717,679
Scentre Group	584,652	1,333,256
Sims Ltd.	67,758	452,383
Sonic Healthcare Ltd.	65,410	1,185,436
South32 Ltd.	965,075	1,935,646
Stockland	325,789	984,016
Suncorp Group Ltd.	206,186	2,398,999
Telstra Group Ltd.	880,020	2,274,204
Transurban Group	162,151	1,383,763
Treasury Wine Estates Ltd.	87,920	710,791
Viva Energy Group Ltd.	294,003	627,153
Wesfarmers Ltd.	122,954	5,934,030
Westpac Banking Corp.	519,546	10,153,384
Whitehaven Coal Ltd.	118,757	599,540
Woodside Energy Group Ltd.	162,717	2,950,841
Woolworths Group Ltd.	132,668	2,993,410
Worley Ltd.	65,958	654,233
		177,498,280

SECURITY	NUMBER OF SHARES	VALUE ($)
Austria 0.4%
ams-OSRAM AG *	262,528	352,486
BAWAG Group AG *	15,414	1,125,684
Erste Group Bank AG	51,690	2,688,720
Mondi PLC	121,145	2,368,586
OMV AG	52,691	2,204,597
Raiffeisen Bank International AG	52,131	1,016,310
voestalpine AG	56,969	1,461,075
Wienerberger AG	25,391	900,225
		12,117,683

Belgium 0.7%
Ageas SA	40,682	1,942,209
Anheuser-Busch InBev SA	118,320	7,025,151
Colruyt Group NV	12,197	585,055
Groupe Bruxelles Lambert NV	18,277	1,363,996
KBC Group NV	35,679	2,759,625
Proximus SADP	106,962	773,562
Syensqo SA	11,433	1,010,995
UCB SA	11,959	1,998,281
Umicore SA	71,196	977,811
		18,436,685

Brazil 0.1%
Wheaton Precious Metals Corp.	13,637	815,365
Yara International ASA	58,227	1,658,675
		2,474,040

Canada 7.6%
Agnico Eagle Mines Ltd.	30,965	2,389,238
Algonquin Power & Utilities Corp.	113,790	710,441
Alimentation Couche-Tard, Inc.	120,988	7,458,290
AltaGas Ltd.	40,451	964,507
ARC Resources Ltd.	54,860	949,267
Atco Ltd., Class I	27,874	864,697
AtkinsRealis Group, Inc.	22,162	954,765
B2Gold Corp.	220,821	662,151
Bank of Montreal	71,749	6,051,621
Bank of Nova Scotia	198,842	9,285,006
Barrick Gold Corp.	257,830	4,776,947
Bausch Health Cos., Inc. *	113,061	681,322
BCE, Inc.	69,388	2,340,491
Brookfield Asset Management Ltd., Class A	1	44
Brookfield Corp.	83,550	4,074,473
Brookfield Infrastructure Corp., Class A	11,955	465,506
Canadian Imperial Bank of Commerce	122,458	6,332,888
Canadian National Railway Co.	43,916	5,083,906
Canadian Natural Resources Ltd.	251,205	8,919,037
Canadian Pacific Kansas City Ltd.	38,244	3,207,106
Canadian Tire Corp. Ltd., Class A	14,481	1,487,065
CCL Industries, Inc., Class B	4,073	221,579
Cenovus Energy, Inc.	148,139	2,984,990
CGI, Inc. *	21,402	2,440,384
CI Financial Corp.	54,763	662,003
Constellation Software, Inc.	317	1,000,213
Dollarama, Inc.	11,862	1,112,011

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Emera, Inc.	41,022	1,480,851
Empire Co. Ltd., Class A	14,962	395,548
Enbridge, Inc.	291,315	10,902,290
Fairfax Financial Holdings Ltd.	2,386	2,813,861
Finning International, Inc.	31,343	898,303
Fortis, Inc.	64,576	2,699,690
Franco-Nevada Corp.	4,930	635,313
George Weston Ltd.	15,618	2,418,745
Gildan Activewear, Inc.	26,784	1,090,643
Great-West Lifeco, Inc.	31,663	951,048
Hydro One Ltd.	32,078	1,005,334
iA Financial Corp., Inc.	11,489	776,890
Imperial Oil Ltd.	32,196	2,306,527
Intact Financial Corp.	10,013	1,819,622
Interfor Corp. *	21,621	283,916
Keyera Corp.	33,971	958,368
Kinross Gold Corp.	239,384	2,175,982
Linamar Corp.	16,242	810,188
Loblaw Cos. Ltd.	26,256	3,237,666
Magna International, Inc.	114,839	5,096,285
Manulife Financial Corp.	247,050	6,581,320
MEG Energy Corp. *	30,512	632,273
Methanex Corp.	15,553	756,106
Metro, Inc.	38,186	2,274,040
National Bank of Canada	29,453	2,463,501
Northland Power, Inc.	32,966	551,324
Nutrien Ltd.	114,447	5,869,693
Onex Corp.	32,419	2,221,534
Open Text Corp.	26,562	837,271
Parkland Corp.	31,743	890,455
Pembina Pipeline Corp.	61,975	2,401,972
Power Corp. of Canada	78,872	2,282,784
Quebecor, Inc., Class B	8,386	185,255
Restaurant Brands International, Inc.	17,498	1,225,170
RioCan Real Estate Investment Trust	29,414	380,924
Rogers Communications, Inc., Class B	12,836	496,371
Royal Bank of Canada	132,846	14,844,806
Russel Metals, Inc.	12,969	377,051
Saputo, Inc.	53,031	1,218,755
Stelco Holdings, Inc.	9,743	468,926
Sun Life Financial, Inc.	59,217	2,939,726
Suncor Energy, Inc.	300,742	12,010,947
TC Energy Corp.	138,781	5,892,400
Teck Resources Ltd., Class B	65,760	3,223,581
TELUS Corp.	60,591	978,216
TFI International, Inc.	6,813	1,060,502
Thomson Reuters Corp.	7,987	1,294,384
Toromont Industries Ltd.	6,556	609,706
Toronto-Dominion Bank	195,086	11,520,198
Tourmaline Oil Corp.	22,930	1,008,943
Veren, Inc.	103,131	805,238
Vermilion Energy, Inc.	51,786	557,000
Waste Connections, Inc.	11,087	1,971,834
West Fraser Timber Co. Ltd.	26,685	2,366,309
Whitecap Resources, Inc.	21,780	167,848
WSP Global, Inc.	7,693	1,277,885
		213,481,266

Chile 0.1%
Antofagasta PLC	43,638	1,136,298
Lundin Mining Corp.	94,658	955,733
		2,092,031

China 0.3%
BOC Hong Kong Holdings Ltd.	412,500	1,200,095
China Gas Holdings Ltd.	231,200	210,258
GCL Technology Holdings Ltd. *	1,163,000	163,632
SECURITY	NUMBER OF SHARES	VALUE ($)
Kingboard Holdings Ltd.	97,000	197,842
Lenovo Group Ltd.	1,416,000	1,834,017
NXP Semiconductors NV	3,613	950,797
Prosus NV	34,821	1,214,671
SITC International Holdings Co. Ltd.	263,000	586,958
Wilmar International Ltd.	733,466	1,748,974
Xinyi Glass Holdings Ltd.	373,894	394,966
		8,502,210

Denmark 0.9%
AP Moller - Maersk AS, Class A	1,386	2,251,467
AP Moller - Maersk AS, Class B	2,387	3,948,905
Carlsberg AS, Class B	9,999	1,207,449
Coloplast AS, Class B	6,668	866,843
Danske Bank AS	77,052	2,356,442
DSV AS	15,873	2,911,816
Novo Nordisk AS, Class B	61,184	8,106,445
Novonesis (Novozymes) B, Class B	3,804	242,152
Orsted AS *	21,967	1,309,321
Pandora AS	7,545	1,182,704
Rockwool AS, B Shares	430	190,065
Svitzer Group AS *	5,469	209,587
Vestas Wind Systems AS *	70,784	1,751,694
		26,534,890

Finland 1.0%
Elisa OYJ	16,841	784,141
Fortum OYJ	105,870	1,627,961
Huhtamaki OYJ	12,642	512,247
Kesko OYJ, B Shares	70,262	1,270,948
Kone OYJ, B Shares	33,141	1,692,331
Neste OYJ	75,937	1,532,624
Nokia OYJ	1,058,780	4,160,900
Nordea Bank Abp	481,839	5,638,352
Outokumpu OYJ	203,927	735,260
Sampo OYJ, A Shares	59,166	2,593,547
Stora Enso OYJ, R Shares	150,471	1,881,055
UPM-Kymmene OYJ	97,775	3,234,007
Valmet OYJ	15,566	440,839
Wartsila OYJ Abp	55,279	1,142,332
		27,246,544

France 7.9%
Accor SA	16,986	653,674
Air Liquide SA	42,298	7,717,628
Airbus SE	25,182	3,810,706
Alstom SA *	71,053	1,392,113
Arkema SA	17,428	1,572,752
Atos SE *(a)	142,098	150,122
AXA SA	259,017	9,094,036
Ayvens SA	99,899	661,314
BNP Paribas SA	222,053	15,213,677
Bollore SE	143,320	892,144
Bouygues SA	84,319	2,911,197
Bureau Veritas SA	22,244	695,997
Capgemini SE	13,476	2,675,302
Carrefour SA	277,659	4,141,903
Cie de Saint-Gobain SA	98,713	8,468,167
Cie Generale des Etablissements Michelin SCA	158,916	6,291,300
Credit Agricole SA	220,896	3,352,199
Danone SA	89,401	5,807,940
Dassault Systemes SE	17,017	645,093
Edenred SE	7,818	325,532
Eiffage SA	19,763	1,966,848
Elis SA	37,457	866,206

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Engie SA	401,647	6,313,956
EssilorLuxottica SA	17,278	3,953,892
Eurazeo SE	9,875	776,918
Forvia SE	84,982	995,389
Hermes International SCA	534	1,166,969
Kering SA	7,722	2,371,718
Klepierre SA	24,843	711,368
Legrand SA	19,404	2,096,542
L'Oreal SA	12,367	5,348,077
LVMH Moet Hennessy Louis Vuitton SE	10,745	7,579,117
Orange SA	761,136	8,446,528
Pernod Ricard SA	14,040	1,878,652
Publicis Groupe SA	25,201	2,630,895
Renault SA	102,081	4,947,063
Rexel SA	70,519	1,791,669
Rubis SCA	35,854	1,122,927
Safran SA	17,573	3,860,659
Sanofi SA	143,155	14,758,203
Schneider Electric SE	35,873	8,646,654
SCOR SE	34,990	748,866
SEB SA	1,267	126,786
Societe Generale SA	283,656	7,357,175
Sodexo SA	10,572	1,001,246
Teleperformance SE	9,590	1,234,572
Thales SA	7,453	1,184,680
TotalEnergies SE	534,410	36,054,660
Unibail-Rodamco-Westfield *	11,325	846,897
Valeo SE	131,868	1,506,877
Veolia Environnement SA	113,046	3,551,193
Vinci SA	63,788	7,279,355
Vivendi SE	92,488	986,917
Wendel SE	6,139	588,187
		221,170,457

Germany 7.2%
adidas AG	20,995	5,261,289
Allianz SE	55,069	15,511,031
Aurubis AG	20,607	1,607,042
BASF SE	315,754	14,700,603
Bayer AG	210,547	6,263,918
Bayerische Motoren Werke AG	96,935	8,990,636
Beiersdorf AG	5,751	834,740
BioNTech SE, ADR *	10,291	887,084
Brenntag SE	24,086	1,713,389
Commerzbank AG	94,431	1,539,459
Continental AG	43,646	2,675,666
Covestro AG *	71,989	4,237,909
Daimler Truck Holding AG	71,517	2,761,196
Deutsche Bank AG	272,807	4,246,370
Deutsche Boerse AG	8,121	1,662,924
Deutsche Lufthansa AG	153,488	961,876
Deutsche Post AG	216,425	9,653,752
Deutsche Telekom AG	746,157	19,517,589
E.ON SE	401,298	5,627,450
Evonik Industries AG	66,985	1,356,560
Freenet AG	31,287	865,776
Fresenius Medical Care AG	66,838	2,579,135
Fresenius SE & Co. KGaA *	168,211	6,027,127
GEA Group AG	20,818	919,228
Hannover Rueck SE	5,407	1,342,507
Hapag-Lloyd AG (a)	2,401	426,283
Heidelberg Materials AG	36,527	3,805,353
Henkel AG & Co. KGaA	16,846	1,305,277
Infineon Technologies AG	73,652	2,558,533
K&S AG	69,191	891,364
KION Group AG	23,241	919,178
Kloeckner & Co. SE	53,599	295,705
Knorr-Bremse AG	7,499	603,038
SECURITY	NUMBER OF SHARES	VALUE ($)
Lanxess AG	42,139	1,100,106
Mercedes-Benz Group AG	231,047	15,273,229
Merck KGaA	9,137	1,632,529
METRO AG	75,028	341,654
MTU Aero Engines AG	3,629	1,027,601
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,284	5,557,649
ProSiebenSat.1 Media SE	65,086	446,512
Puma SE	11,983	594,634
Rheinmetall AG	2,915	1,587,673
RWE AG	59,354	2,215,145
Salzgitter AG	16,469	295,292
SAP SE	60,074	12,700,859
Siemens AG	70,350	12,880,873
Siemens Energy AG *	112,682	3,272,121
Siemens Healthineers AG	17,720	949,776
Symrise AG, Class A	8,274	1,042,783
thyssenkrupp AG	361,416	1,383,861
United Internet AG	29,693	658,567
Volkswagen AG	17,639	2,081,209
Vonovia SE	90,102	2,762,545
Zalando SE *	29,510	756,172
		201,109,777

Hong Kong 1.1%
AIA Group Ltd.	827,400	5,534,359
CK Asset Holdings Ltd.	404,500	1,545,623
CLP Holdings Ltd.	299,000	2,566,202
Galaxy Entertainment Group Ltd.	133,000	559,122
Hang Seng Bank Ltd.	99,500	1,218,459
HKT Trust & HKT Ltd.	173,000	209,531
Hong Kong & China Gas Co. Ltd.	1,365,676	1,112,852
Hong Kong Exchanges & Clearing Ltd.	30,506	899,836
Hongkong Land Holdings Ltd.	152,511	492,551
Jardine Matheson Holdings Ltd.	88,646	3,122,904
Link REIT	185,200	781,363
MTR Corp. Ltd.	191,147	618,379
New World Development Co. Ltd.	878,422	818,904
Orient Overseas International Ltd.	34,500	485,863
Pacific Basin Shipping Ltd.	1,729,000	519,145
PCCW Ltd.	864,000	447,963
Prudential PLC	244,584	2,207,221
Sun Hung Kai Properties Ltd.	282,064	2,442,257
Swire Pacific Ltd., A Shares	154,800	1,335,425
Swire Pacific Ltd., B Shares	80,000	103,686
Techtronic Industries Co. Ltd.	106,206	1,360,147
WH Group Ltd.	4,452,999	2,894,644
Wharf Real Estate Investment Co. Ltd.	194,000	476,933
Yue Yuen Industrial Holdings Ltd.	94,500	154,264
		31,907,633

Indonesia 0.0%
Golden Agri-Resources Ltd.	1,536,200	316,043

Ireland 0.7%
AerCap Holdings NV	4,231	397,502
Allegion PLC	1,454	198,922
Bank of Ireland Group PLC	81,343	921,204
CRH PLC (b)	71,880	6,113,903
CRH PLC (b)	18,375	1,574,737
Glanbia PLC	30,242	605,167
ICON PLC *	708	232,536
James Hardie Industries PLC *	21,576	775,088
Kerry Group PLC, Class A	15,256	1,426,371
Kingspan Group PLC	10,244	958,471

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Medtronic PLC	36,208	2,908,227
Perrigo Co. PLC	7,711	217,990
Smurfit WestRock PLC *	52,092	2,311,027
Trane Technologies PLC	1,875	626,775
		19,267,920

Israel 0.3%
Bank Hapoalim BM	139,972	1,284,430
Bank Leumi Le-Israel BM	201,316	1,734,838
Check Point Software Technologies Ltd. *	1,561	286,365
ICL Group Ltd.	179,572	751,702
Israel Corp. Ltd.	1,103	231,562
Israel Discount Bank Ltd., A Shares	137,645	702,680
Oil Refineries Ltd.	958,401	230,458
Teva Pharmaceutical Industries Ltd. *	84,365	1,450,313
ZIM Integrated Shipping Services Ltd. (a)	40,706	801,501
		7,473,849

Italy 2.5%
A2A SpA	386,417	818,458
Banco BPM SpA	216,925	1,501,917
BPER Banca SpA	161,468	944,754
Coca-Cola HBC AG *	25,172	918,524
Enel SpA	1,814,739	12,955,738
Eni SpA	734,502	11,751,878
Ferrari NV	2,716	1,117,831
Generali	208,629	5,399,947
Hera SpA	195,202	714,243
Intesa Sanpaolo SpA	2,663,588	10,816,384
Iveco Group NV	60,342	619,660
Leonardo SpA	66,892	1,593,727
Mediobanca Banca di Credito Finanziario SpA	70,901	1,150,953
Moncler SpA	8,482	505,748
Pirelli & C SpA	83,562	523,122
Poste Italiane SpA	68,515	927,525
Prysmian SpA	28,072	1,929,795
Ryanair Holdings PLC, ADR	2,700	273,510
Snam SpA	246,236	1,176,669
Telecom Italia SpA *	8,516,589	2,087,521
Terna - Rete Elettrica Nazionale	111,544	928,855
UniCredit SpA	230,894	9,483,902
Unipol Gruppo SpA	101,720	1,095,968
		69,236,629

Japan 26.4%
Advantest Corp.	29,200	1,292,432
Aeon Co. Ltd.	152,700	3,484,092
AGC, Inc.	71,400	2,555,388
Air Water, Inc.	64,600	949,043
Aisin Corp.	89,900	3,032,865
Ajinomoto Co., Inc.	45,600	1,878,047
Alfresa Holdings Corp.	108,000	1,687,217
Alps Alpine Co. Ltd.	131,400	1,392,635
Amada Co. Ltd.	68,200	800,936
ANA Holdings, Inc.	14,100	269,701
Asahi Group Holdings Ltd.	90,000	3,313,186
Asahi Kasei Corp.	536,800	3,871,007
Astellas Pharma, Inc.	279,200	3,238,148
Bandai Namco Holdings, Inc.	74,900	1,591,681
Bridgestone Corp.	140,976	5,748,105
Brother Industries Ltd.	82,200	1,686,444
Canon, Inc.	208,200	6,517,013
Central Japan Railway Co.	144,000	3,395,080
Chubu Electric Power Co., Inc.	271,585	3,424,285
SECURITY	NUMBER OF SHARES	VALUE ($)
Chugai Pharmaceutical Co. Ltd.	39,100	1,706,421
Chugoku Electric Power Co., Inc.	130,700	950,543
Coca-Cola Bottlers Japan Holdings, Inc.	63,800	951,432
COMSYS Holdings Corp.	32,400	697,513
Cosmo Energy Holdings Co. Ltd.	41,000	2,200,330
Dai Nippon Printing Co. Ltd.	63,500	2,089,036
Daicel Corp.	59,700	580,331
Daido Steel Co. Ltd.	48,200	482,266
Daifuku Co. Ltd.	35,770	647,376
Dai-ichi Life Holdings, Inc.	174,400	5,317,508
Daiichi Sankyo Co. Ltd.	69,060	2,812,652
Daikin Industries Ltd.	27,800	4,031,182
Daito Trust Construction Co. Ltd.	16,700	2,008,344
Daiwa House Industry Co. Ltd.	202,481	5,733,934
Daiwa Securities Group, Inc.	175,300	1,447,293
Daiwabo Holdings Co. Ltd.	40,470	762,604
Denka Co. Ltd.	42,100	613,523
Denso Corp.	349,300	5,728,173
Dentsu Group, Inc.	36,701	970,492
DIC Corp.	45,200	929,825
Disco Corp.	2,600	869,431
Dowa Holdings Co. Ltd.	21,970	806,303
East Japan Railway Co.	197,254	3,758,360
Ebara Corp.	68,500	980,955
EDION Corp.	49,000	570,911
Eisai Co. Ltd.	30,200	1,151,705
Electric Power Development Co. Ltd.	87,000	1,438,181
ENEOS Holdings, Inc.	2,082,550	10,911,605
EXEO Group, Inc.	71,902	784,271
FANUC Corp.	92,000	2,727,501
Fast Retailing Co. Ltd.	7,600	2,094,930
Fuji Electric Co. Ltd.	22,000	1,237,432
Fuji Media Holdings, Inc.	13,700	171,724
FUJIFILM Holdings Corp.	187,800	4,465,119
Fujikura Ltd.	68,700	1,376,309
Fujitsu Ltd.	367,000	6,664,778
Furukawa Electric Co. Ltd.	42,400	1,159,926
Hakuhodo DY Holdings, Inc.	78,700	642,690
Hankyu Hanshin Holdings, Inc.	34,300	978,714
Hanwa Co. Ltd.	24,000	927,660
Haseko Corp.	86,900	1,084,465
Hino Motors Ltd. *	260,465	841,464
Hitachi Construction Machinery Co. Ltd.	29,150	726,042
Hitachi Ltd.	761,000	16,442,670
Honda Motor Co. Ltd.	1,797,200	19,202,313
Hoya Corp.	18,550	2,324,329
Ibiden Co. Ltd.	4,800	186,058
Idemitsu Kosan Co. Ltd.	698,945	4,603,472
IHI Corp.	46,300	1,689,053
Iida Group Holdings Co. Ltd.	78,300	1,176,978
INFRONEER Holdings, Inc.	44,300	384,150
Inpex Corp.	213,400	3,295,213
Isetan Mitsukoshi Holdings Ltd.	71,600	1,424,504
Isuzu Motors Ltd.	174,000	2,353,720
ITOCHU Corp.	243,100	12,467,001
Iwatani Corp.	15,151	961,499
Japan Airlines Co. Ltd.	17,400	281,930
Japan Exchange Group, Inc.	22,100	518,873
Japan Post Bank Co. Ltd.	84,100	875,159
Japan Post Holdings Co. Ltd.	539,700	5,715,670
Japan Post Insurance Co. Ltd.	59,800	1,231,135
Japan Tobacco, Inc.	177,300	5,217,084
JFE Holdings, Inc.	270,300	3,959,451
JGC Holdings Corp.	42,700	362,638
JTEKT Corp.	136,900	984,063
Kajima Corp.	119,100	2,301,431
Kaneka Corp.	36,100	1,020,688
Kansai Electric Power Co., Inc.	224,400	3,840,784
Kansai Paint Co. Ltd.	12,500	205,292

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kao Corp.	82,847	3,627,843
Kawasaki Heavy Industries Ltd.	43,200	1,585,078
Kawasaki Kisen Kaisha Ltd.	75,800	1,164,678
KDDI Corp.	333,600	10,038,026
Kewpie Corp.	40,600	1,042,881
Keyence Corp.	5,092	2,226,529
Kikkoman Corp.	73,500	919,775
Kinden Corp.	31,300	660,370
Kintetsu Group Holdings Co. Ltd.	25,800	597,533
Kirin Holdings Co. Ltd.	171,900	2,430,249
Kobe Steel Ltd.	143,600	1,792,463
Koito Manufacturing Co. Ltd.	79,200	1,171,075
Komatsu Ltd.	186,700	5,307,428
Konica Minolta, Inc.	336,200	985,689
K's Holdings Corp.	93,100	1,004,852
Kubota Corp.	202,900	2,917,075
Kuraray Co. Ltd.	114,200	1,396,555
Kurita Water Industries Ltd.	11,353	484,532
Kyocera Corp.	241,800	3,045,462
Kyushu Electric Power Co., Inc.	244,600	2,581,892
Kyushu Railway Co.	22,200	592,566
Lixil Corp.	132,500	1,533,842
LY Corp.	330,200	826,132
Makita Corp.	46,290	1,525,831
Marubeni Corp.	305,600	5,751,319
MatsukiyoCocokara & Co.	55,600	906,719
Mazda Motor Corp.	314,400	2,711,831
Medipal Holdings Corp.	97,872	1,766,615
MEIJI Holdings Co. Ltd.	82,400	2,080,960
Minebea Mitsumi, Inc.	80,600	1,938,778
MISUMI Group, Inc.	43,900	807,876
Mitsubishi Chemical Group Corp.	609,000	3,596,903
Mitsubishi Corp.	710,000	14,662,958
Mitsubishi Electric Corp.	503,200	8,384,201
Mitsubishi Estate Co. Ltd.	176,400	3,006,549
Mitsubishi Gas Chemical Co., Inc.	62,287	1,177,537
Mitsubishi Heavy Industries Ltd.	589,000	7,059,798
Mitsubishi Materials Corp.	77,400	1,450,197
Mitsubishi Motors Corp.	252,100	718,658
Mitsubishi UFJ Financial Group, Inc.	1,202,934	13,894,309
Mitsui & Co. Ltd.	488,600	11,337,418
Mitsui Chemicals, Inc.	63,700	1,841,695
Mitsui Fudosan Co. Ltd.	389,000	4,029,985
Mitsui Mining & Smelting Co. Ltd.	25,400	846,798
Mitsui OSK Lines Ltd.	66,100	2,099,544
Mizuho Financial Group, Inc.	336,421	7,690,633
Morinaga Milk Industry Co. Ltd.	22,068	529,595
MS&AD Insurance Group Holdings, Inc.	227,270	5,357,785
Murata Manufacturing Co. Ltd.	233,200	5,188,227
Nagase & Co. Ltd.	47,100	1,034,731
Nagoya Railroad Co. Ltd.	44,800	545,210
NEC Corp.	60,800	5,262,522
NGK Insulators Ltd.	77,000	1,040,656
NH Foods Ltd.	50,200	1,658,163
NHK Spring Co. Ltd.	66,800	734,645
Nichirei Corp.	31,100	820,038
NIDEC Corp.	55,000	2,419,487
Nikon Corp.	84,700	972,834
Nintendo Co. Ltd.	98,400	5,437,426
NIPPON EXPRESS HOLDINGS, Inc.	17,400	860,967
Nippon Paint Holdings Co. Ltd.	53,500	341,516
Nippon Paper Industries Co. Ltd.	99,400	643,677
Nippon Sanso Holdings Corp.	13,800	451,008
Nippon Steel Corp.	297,900	6,468,122
Nippon Telegraph & Telephone Corp.	7,224,425	7,699,165
Nippon Yusen KK	119,200	3,841,086
Nissan Chemical Corp.	11,664	376,350
Nissan Motor Co. Ltd.	1,342,300	4,260,627
Nisshin Seifun Group, Inc.	68,830	851,732
SECURITY	NUMBER OF SHARES	VALUE ($)
Nissin Foods Holdings Co. Ltd.	23,900	710,614
Nissui Corp.	115,457	693,020
Niterra Co. Ltd.	41,100	1,217,308
Nitori Holdings Co. Ltd.	9,200	1,125,118
Nitto Denko Corp.	28,200	2,448,704
NOK Corp.	40,700	594,908
Nomura Holdings, Inc.	405,400	2,499,537
Nomura Research Institute Ltd.	33,100	1,021,853
NSK Ltd.	211,300	1,107,826
NTT Data Group Corp.	110,900	1,727,203
Obayashi Corp.	232,102	3,047,342
Oji Holdings Corp.	463,600	1,974,453
Olympus Corp.	97,800	1,688,427
Omron Corp.	35,683	1,323,620
Ono Pharmaceutical Co. Ltd.	57,100	842,358
ORIX Corp.	169,900	4,109,820
Osaka Gas Co. Ltd.	122,400	2,770,419
Otsuka Corp.	39,600	877,844
Otsuka Holdings Co. Ltd.	68,800	3,506,619
PALTAC Corp.	15,400	472,416
Pan Pacific International Holdings Corp.	38,600	1,007,043
Panasonic Holdings Corp.	837,550	6,860,522
Persol Holdings Co. Ltd.	519,400	890,825
Recruit Holdings Co. Ltd.	112,300	6,439,652
Renesas Electronics Corp.	79,900	1,376,187
Rengo Co. Ltd.	100,617	701,760
Resona Holdings, Inc.	267,758	1,920,075
Resonac Holdings Corp.	70,200	1,742,764
Ricoh Co. Ltd.	283,900	2,642,912
Rohm Co. Ltd.	57,400	782,605
Ryohin Keikaku Co. Ltd.	53,200	1,003,233
Sankyu, Inc.	19,100	652,414
Sanwa Holdings Corp.	43,830	938,849
SBI Holdings, Inc.	43,300	1,125,524
Secom Co. Ltd.	29,600	1,890,041
Seiko Epson Corp.	79,800	1,381,371
Seino Holdings Co. Ltd.	49,800	779,409
Sekisui Chemical Co. Ltd.	107,100	1,615,924
Sekisui House Ltd.	158,583	3,973,507
Seven & i Holdings Co. Ltd.	498,500	5,969,414
SG Holdings Co. Ltd.	98,700	1,003,645
Sharp Corp. *	30,300	176,460
Shimadzu Corp.	30,800	908,424
Shimamura Co. Ltd.	13,400	656,747
Shimano, Inc.	8,100	1,436,973
Shimizu Corp.	208,200	1,308,526
Shin-Etsu Chemical Co. Ltd.	182,500	8,108,598
Shionogi & Co. Ltd.	29,000	1,275,683
Shiseido Co. Ltd.	48,500	1,515,695
SMC Corp.	4,100	1,994,917
SoftBank Corp.	580,500	7,572,478
SoftBank Group Corp.	225,300	13,768,627
Sojitz Corp.	69,960	1,654,769
Sompo Holdings, Inc.	169,400	3,862,644
Sony Group Corp.	138,407	12,293,115
Stanley Electric Co. Ltd.	45,175	886,962
Subaru Corp.	224,700	4,320,194
SUMCO Corp.	63,000	1,035,744
Sumitomo Chemical Co. Ltd.	1,054,500	2,703,162
Sumitomo Corp.	238,800	5,933,593
Sumitomo Electric Industries Ltd.	330,000	4,991,932
Sumitomo Forestry Co. Ltd.	34,000	1,449,860
Sumitomo Heavy Industries Ltd.	45,900	1,232,658
Sumitomo Metal Mining Co. Ltd.	64,400	1,963,818
Sumitomo Mitsui Financial Group, Inc.	164,310	11,865,305
Sumitomo Mitsui Trust Holdings, Inc.	93,700	2,368,439
Sumitomo Realty & Development Co. Ltd.	56,200	1,857,563
Sumitomo Rubber Industries Ltd.	92,600	964,849

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sundrug Co. Ltd.	14,062	390,507
Suntory Beverage & Food Ltd.	28,500	1,023,610
Suzuken Co. Ltd.	47,630	1,735,819
Suzuki Motor Corp.	484,000	5,562,216
Sysmex Corp.	46,300	757,990
T&D Holdings, Inc.	61,150	1,146,302
Taiheiyo Cement Corp.	61,542	1,680,900
Taisei Corp.	59,100	2,510,057
Taiyo Yuden Co. Ltd.	31,000	931,554
Takeda Pharmaceutical Co. Ltd.	271,021	7,608,715
TDK Corp.	61,100	4,262,476
Teijin Ltd.	124,900	1,201,916
Terumo Corp.	97,400	1,746,221
TIS, Inc.	35,900	769,029
Tobu Railway Co. Ltd.	30,700	539,275
Toho Gas Co. Ltd.	35,000	1,081,020
Tohoku Electric Power Co., Inc.	292,500	2,487,029
Tokio Marine Holdings, Inc.	196,700	7,717,152
Tokyo Electric Power Co. Holdings, Inc. *	1,034,200	5,180,060
Tokyo Electron Ltd.	27,400	5,733,377
Tokyo Gas Co. Ltd.	137,300	3,008,192
Tokyu Corp.	86,200	1,044,346
Tokyu Fudosan Holdings Corp.	133,900	966,796
TOPPAN Holdings, Inc.	80,900	2,288,349
Toray Industries, Inc.	591,800	3,076,799
Tosoh Corp.	124,900	1,699,054
TOTO Ltd.	37,200	1,024,309
Toyo Seikan Group Holdings Ltd.	58,600	1,006,179
Toyo Suisan Kaisha Ltd.	12,747	855,909
Toyoda Gosei Co. Ltd.	24,000	438,208
Toyota Industries Corp.	27,800	2,337,149
Toyota Motor Corp.	1,943,890	37,343,595
Toyota Tsusho Corp.	196,500	3,928,628
Tsuruha Holdings, Inc.	11,900	737,251
UBE Corp.	54,800	979,139
Unicharm Corp.	29,000	971,517
West Japan Railway Co.	81,726	1,608,942
Yakult Honsha Co. Ltd.	28,800	590,556
Yamada Holdings Co. Ltd.	421,500	1,278,847
Yamaha Corp.	31,000	736,842
Yamaha Motor Co. Ltd.	265,900	2,476,054
Yamato Holdings Co. Ltd.	126,700	1,538,782
Yamazaki Baking Co. Ltd.	36,300	897,538
Yaskawa Electric Corp.	21,400	744,802
Yokogawa Electric Corp.	33,600	850,491
Yokohama Rubber Co. Ltd.	40,700	925,084
		738,182,326

Jersey 0.3%
Amcor PLC	154,939	1,645,241
Aptiv PLC *	8,201	569,067
Experian PLC	44,323	2,091,160
Ferguson PLC	18,981	4,191,787
		8,497,255

Luxembourg 0.4%
Aperam SA	22,686	616,458
ArcelorMittal SA	281,088	6,400,566
Eurofins Scientific SE	11,972	708,789
Millicom International Cellular SA *	11,418	282,824
SES SA, Class A	163,454	883,834
Tenaris SA	55,135	874,818
		9,767,289

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 2.7%
Aalberts NV	16,401	627,135
ABN AMRO Bank NV, GDR	114,770	2,003,523
Aegon Ltd.	326,738	2,114,404
Akzo Nobel NV	53,334	3,297,759
ASM International NV	780	536,656
ASML Holding NV	10,126	9,429,041
ASR Nederland NV	27,537	1,383,521
EXOR NV	34,284	3,514,535
Ferrovial SE	23,172	921,452
Heineken Holding NV	21,325	1,571,449
Heineken NV	25,486	2,261,647
IMCD NV	2,619	376,595
ING Groep NV	528,643	9,595,369
Koninklijke Ahold Delhaize NV	341,087	10,988,182
Koninklijke KPN NV	579,901	2,284,917
Koninklijke Philips NV	179,249	5,035,047
NN Group NV	82,794	4,154,947
Randstad NV	43,135	2,100,888
SBM Offshore NV	32,698	529,912
Signify NV	39,235	971,238
Stellantis NV	618,141	10,300,738
Universal Music Group NV	9,537	227,214
Wolters Kluwer NV	11,133	1,863,768
		76,089,937

New Zealand 0.0%
Fletcher Building Ltd.	333,095	618,513
Spark New Zealand Ltd.	281,929	724,553
		1,343,066

Norway 0.6%
Aker BP ASA	40,987	992,467
DNB Bank ASA	137,697	2,844,825
Equinor ASA	239,552	6,343,384
Mowi ASA	65,359	1,103,163
Norsk Hydro ASA	368,050	2,041,521
Orkla ASA	127,844	1,078,938
Telenor ASA	198,372	2,363,606
		16,767,904

Poland 0.3%
Bank Polska Kasa Opieki SA	4,422	179,140
KGHM Polska Miedz SA	34,776	1,195,497
ORLEN SA	168,495	2,747,488
PGE Polska Grupa Energetyczna SA *	430,557	792,733
Powszechna Kasa Oszczednosci Bank Polski SA	67,919	1,009,373
Powszechny Zaklad Ubezpieczen SA	104,499	1,279,707
		7,203,938

Portugal 0.2%
EDP SA	569,752	2,348,213
Galp Energia SGPS SA	111,413	2,342,615
Jeronimo Martins SGPS SA	36,306	634,569
		5,325,397

Republic of Korea 6.3%
BNK Financial Group, Inc.	130,199	905,247
CJ CheilJedang Corp.	4,040	1,140,731
CJ Corp.	15,303	1,485,146
Coway Co. Ltd.	12,584	575,716
DB Insurance Co. Ltd.	13,131	1,060,947

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DL E&C Co. Ltd.	35,808	921,028
Doosan Enerbility Co. Ltd. *	59,613	821,033
E-MART, Inc.	23,738	1,046,528
GS Engineering & Construction Corp. *	63,813	924,800
GS Holdings Corp.	50,530	1,808,936
Hana Financial Group, Inc.	81,722	3,871,827
Hankook Tire & Technology Co. Ltd.	26,966	880,594
Hanwha Corp.	46,734	1,064,216
Hanwha Solutions Corp.	29,174	530,158
HD Hyundai Co. Ltd.	21,639	1,326,068
HMM Co. Ltd.	95,133	1,265,326
Hyundai Engineering & Construction Co. Ltd.	38,858	949,415
Hyundai Glovis Co. Ltd.	16,042	1,427,863
Hyundai Marine & Fire Insurance Co. Ltd.	21,316	560,930
Hyundai Mobis Co. Ltd.	24,599	3,979,878
Hyundai Motor Co.	38,526	7,021,360
Hyundai Steel Co.	69,841	1,413,185
Industrial Bank of Korea	86,300	880,590
KB Financial Group, Inc.	86,501	5,591,950
Kia Corp.	72,592	5,956,655
Korea Electric Power Corp.	203,040	2,930,185
Korea Gas Corp. *	37,097	1,205,069
Korea Zinc Co. Ltd.	2,450	868,640
Korean Air Lines Co. Ltd.	51,214	795,942
KT Corp.	15,779	459,507
KT&G Corp.	21,757	1,483,215
Kumho Petrochemical Co. Ltd.	7,315	741,975
LG Chem Ltd.	8,145	1,831,682
LG Corp.	12,544	799,958
LG Display Co. Ltd. *	218,646	1,794,833
LG Electronics, Inc.	55,760	4,246,161
LG H&H Co. Ltd.	2,974	765,071
LG Innotek Co. Ltd.	4,436	833,147
LG Uplus Corp.	166,562	1,218,245
Lotte Chemical Corp.	12,830	950,790
Lotte Shopping Co. Ltd.	8,581	387,669
NAVER Corp.	7,978	1,017,533
POSCO Holdings, Inc.	29,411	7,605,695
Posco International Corp.	8,276	322,053
Samsung C&T Corp.	19,002	2,164,365
Samsung Electro-Mechanics Co. Ltd.	12,848	1,501,962
Samsung Electronics Co. Ltd.	987,188	60,872,203
Samsung Fire & Marine Insurance Co. Ltd.	8,039	2,186,039
Samsung Life Insurance Co. Ltd.	19,103	1,348,205
Samsung SDI Co. Ltd.	4,155	976,962
Samsung SDS Co. Ltd.	9,070	981,473
Shinhan Financial Group Co. Ltd.	127,164	5,592,790
SK Hynix, Inc.	97,049	13,919,106
SK Innovation Co. Ltd. *	23,904	1,822,825
SK Telecom Co. Ltd.	12,061	477,241
SK, Inc.	28,530	3,129,142
S-Oil Corp.	15,929	785,806
Woori Financial Group, Inc.	202,143	2,326,709
		175,752,325

Singapore 0.7%
ComfortDelGro Corp. Ltd.	665,100	697,767
DBS Group Holdings Ltd.	177,308	4,858,844
Jardine Cycle & Carriage Ltd.	20,600	401,121
Olam Group Ltd.	536,000	464,796
Oversea-Chinese Banking Corp. Ltd.	345,544	3,846,128
Singapore Airlines Ltd.	171,270	895,041
Singapore Telecommunications Ltd.	1,194,186	2,766,531
STMicroelectronics NV	38,511	1,273,283
STMicroelectronics NV	10,012	331,049
SECURITY	NUMBER OF SHARES	VALUE ($)
United Overseas Bank Ltd.	132,352	3,209,361
Venture Corp. Ltd.	62,400	706,391
		19,450,312

South Africa 0.4%
Anglo American PLC	342,065	10,370,151

Spain 2.8%
Acciona SA	4,232	548,651
Acerinox SA	64,562	678,385
ACS Actividades de Construccion y Servicios SA	56,386	2,519,139
Aena SME SA	4,669	887,104
Amadeus IT Group SA	19,572	1,289,028
Banco Bilbao Vizcaya Argentaria SA	1,073,908	11,255,857
Banco de Sabadell SA	1,111,228	2,344,963
Banco Santander SA	4,233,062	20,420,915
CaixaBank SA	208,588	1,216,535
Cellnex Telecom SA *	9,344	325,888
Enagas SA	41,704	625,224
Endesa SA	69,496	1,348,514
Grifols SA *	52,476	530,036
Iberdrola SA	855,690	11,302,121
Industria de Diseno Textil SA	81,154	3,943,181
Mapfre SA	208,020	504,122
Naturgy Energy Group SA	17,888	430,811
Redeia Corp. SA	57,001	1,012,046
Repsol SA	445,267	6,350,807
Telefonica SA	2,686,690	12,168,660
		79,701,987

Sweden 2.0%
Alfa Laval AB	23,467	1,037,618
Assa Abloy AB, B Shares	78,550	2,392,185
Atlas Copco AB, A Shares	133,557	2,377,002
Atlas Copco AB, B Shares	79,693	1,246,870
Autoliv, Inc.	2,349	237,578
Boliden AB	66,291	2,027,351
Electrolux AB, B Shares *	90,178	803,252
Epiroc AB, A Shares	37,942	708,202
Epiroc AB, B Shares	25,879	435,140
Essity AB, B Shares	91,408	2,570,056
H & M Hennes & Mauritz AB, B Shares	125,875	1,958,293
Hexagon AB, B Shares	111,092	1,131,410
Husqvarna AB, B Shares	20,332	137,305
Investor AB, A Shares	43,733	1,236,358
Investor AB, B Shares	138,780	3,939,980
Sandvik AB	116,161	2,378,027
Securitas AB, B Shares	133,605	1,437,269
Skandinaviska Enskilda Banken AB, A Shares	158,997	2,445,292
Skanska AB, B Shares	112,985	2,209,056
SKF AB, B Shares	80,130	1,489,686
SSAB AB, A Shares	72,778	375,476
SSAB AB, B Shares	210,353	1,066,218
Svenska Cellulosa AB SCA, B Shares	59,614	810,374
Svenska Handelsbanken AB, A Shares	201,526	2,034,176
Swedbank AB, A Shares	137,734	2,928,768
Tele2 AB, B Shares	132,351	1,362,641
Telefonaktiebolaget LM Ericsson, B Shares	634,630	4,363,626
Telia Co. AB	953,379	2,770,875
Trelleborg AB, B Shares	23,158	860,611
Volvo AB, A Shares	37,570	976,688

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Volvo AB, B Shares	256,750	6,552,453
Volvo Car AB, B Shares *	197,327	559,883
		56,859,719

Switzerland 5.1%
ABB Ltd.	111,277	6,176,609
Adecco Group AG	64,845	2,207,214
Alcon, Inc.	22,464	2,126,993
Baloise Holding AG	5,464	977,844
Barry Callebaut AG	405	651,650
Chocoladefabriken Lindt & Spruengli AG	4	495,313
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	55	689,348
Cie Financiere Richemont SA, Class A	28,874	4,404,189
DKSH Holding AG	6,305	494,200
Galenica AG	5,826	506,735
Garmin Ltd.	2,064	353,460
Geberit AG	2,370	1,508,899
Georg Fischer AG	7,562	555,625
Givaudan SA	386	1,893,737
Holcim AG *	82,639	7,722,648
Julius Baer Group Ltd.	18,461	1,010,327
Kuehne & Nagel International AG	4,879	1,512,444
Logitech International SA	11,809	1,063,709
Lonza Group AG	2,978	1,983,078
Nestle SA	215,684	21,847,192
Novartis AG	151,385	16,898,778
Partners Group Holding AG	897	1,207,400
Roche Holding AG	85,602	27,714,451
Roche Holding AG, Bearer Shares	3,583	1,260,184
Sandoz Group AG	38,808	1,683,229
Schindler Holding AG	1,746	458,394
Schindler Holding AG, Participation Certificates	3,381	904,938
SGS SA	13,222	1,445,605
Sika AG	6,088	1,848,415
Sonova Holding AG	2,928	897,537
Swatch Group AG	11,461	464,715
Swatch Group AG, Bearer Shares	4,558	938,743
Swiss Life Holding AG	3,192	2,444,159
Swiss Prime Site AG	4,759	476,948
Swiss Re AG	29,596	3,648,694
Swisscom AG	3,826	2,341,673
UBS Group AG	331,686	10,050,309
Zurich Insurance Group AG	15,712	8,637,988
		141,503,374

United Kingdom 13.2%
3i Group PLC	59,254	2,383,831
abrdn PLC	627,671	1,372,708
Admiral Group PLC	28,063	994,542
Anglogold Ashanti PLC	11,230	315,338
ARM Holdings PLC, ADR *	1,592	229,519
Ashtead Group PLC	36,503	2,634,327
Associated British Foods PLC	62,625	1,999,319
AstraZeneca PLC	64,849	10,302,611
Aviva PLC	582,709	3,753,740
B&M European Value Retail SA	138,023	831,171
BAE Systems PLC	282,069	4,704,376
Balfour Beatty PLC	156,956	849,876
Barclays PLC	3,710,127	11,094,414
Barratt Developments PLC	302,787	2,048,927
Bellway PLC	35,098	1,288,725
Berkeley Group Holdings PLC	17,907	1,169,012
BP PLC	4,488,395	26,531,399
British American Tobacco PLC	524,991	18,627,221
BT Group PLC	3,395,841	6,158,362
SECURITY	NUMBER OF SHARES	VALUE ($)
Bunzl PLC	39,043	1,635,876
Burberry Group PLC	60,708	607,555
Centrica PLC	970,694	1,655,008
CK Hutchison Holdings Ltd.	1,195,588	6,245,881
Coca-Cola Europacific Partners PLC	3,290	242,703
Compass Group PLC	147,366	4,538,137
Croda International PLC	11,053	574,691
Currys PLC *	1,607,077	1,680,673
DCC PLC	29,962	2,064,231
Diageo PLC	141,675	4,408,213
Direct Line Insurance Group PLC	550,989	1,336,723
Dowlais Group PLC	447,745	368,857
DS Smith PLC	359,157	2,099,650
Entain PLC	73,656	541,270
Firstgroup PLC	404,854	912,887
Flutter Entertainment PLC *	4,892	967,666
Grafton Group PLC	35,915	500,342
GSK PLC	501,973	9,747,712
Haleon PLC	680,109	3,050,562
Harbour Energy PLC	175,822	707,171
Hays PLC	706,967	856,793
HSBC Holdings PLC	2,352,189	21,391,050
IG Group Holdings PLC	45,173	545,541
Imperial Brands PLC	223,246	6,153,070
Inchcape PLC	104,520	1,136,701
Informa PLC	73,287	818,995
InterContinental Hotels Group PLC	4,981	501,814
International Consolidated Airlines Group SA *	108,189	231,156
International Distribution Services PLC *	525,300	2,330,706
Intertek Group PLC	16,545	1,074,398
ITV PLC	1,017,240	1,046,533
J Sainsbury PLC	876,818	3,109,369
John Wood Group PLC *	492,645	1,291,973
Johnson Matthey PLC	88,720	1,869,345
Kingfisher PLC	972,228	3,456,396
Legal & General Group PLC	977,781	2,916,355
Lloyds Banking Group PLC	13,800,408	10,542,819
London Stock Exchange Group PLC	10,777	1,311,837
M&G PLC	891,232	2,433,638
Man Group PLC	212,855	670,128
Marks & Spencer Group PLC	563,859	2,381,487
Melrose Industries PLC	146,858	1,112,054
National Grid PLC	564,912	7,167,703
NatWest Group PLC	907,452	4,305,392
Next PLC	11,666	1,363,519
Pearson PLC	118,419	1,606,706
Persimmon PLC	147,274	3,003,252
Phoenix Group Holdings PLC	108,942	767,288
Reckitt Benckiser Group PLC	51,767	2,784,736
Redrow PLC	18,155	174,170
RELX PLC	87,487	4,129,166
Rentokil Initial PLC	116,796	713,175
RS Group PLC	41,131	432,115
Sage Group PLC	57,971	810,351
Severn Trent PLC	28,794	951,920
Shell PLC	1,911,018	69,683,132
Smith & Nephew PLC	108,527	1,564,180
Smiths Group PLC	44,508	1,022,311
Spectris PLC	10,005	392,469
SSE PLC	171,470	4,149,883
St. James's Place PLC	48,827	430,106
Standard Chartered PLC	357,336	3,529,867
Subsea 7 SA	40,208	773,402
Tate & Lyle PLC	61,451	519,414
Taylor Wimpey PLC	1,045,742	2,143,954
Tesco PLC	2,418,105	10,311,936
Travis Perkins PLC	98,585	1,211,406
Unilever PLC	270,646	16,632,462

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Utilities Group PLC	83,418	1,108,594
Vodafone Group PLC	17,052,191	15,956,579
Whitbread PLC	11,130	417,041
WPP PLC	197,203	1,902,235
		368,315,848

United States 0.0%
Lululemon Athletica, Inc. *	1,085	280,646

Zambia 0.0%
First Quantum Minerals Ltd.	96,848	1,185,479
Total Common Stocks (Cost $2,114,242,502)		2,755,462,890

PREFERRED STOCKS 1.1% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	18,905	1,620,755
Dr Ing hc F Porsche AG	1,938	145,933
FUCHS SE	15,573	676,665
Henkel AG & Co. KGaA	25,935	2,218,526
Volkswagen AG	115,095	12,844,944
		17,506,823

Italy 0.1%
Telecom Italia SpA *	4,974,621	1,346,484

Republic of Korea 0.4%
Hanwha Corp.	6,567	76,167
Hyundai Motor Co.	6,127	741,622
Hyundai Motor Co. 2nd	10,228	1,243,090
LG Chem Ltd.	1,388	216,321
Samsung Electronics Co. Ltd.	178,610	8,503,056
		10,780,256

Spain 0.0%
Grifols SA, B Shares *	59,019	453,152
Total Preferred Stocks (Cost $29,635,171)		30,086,715

SECURITY	NUMBER OF SHARES	VALUE ($)
WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	290	1,457
Total Warrants (Cost $0)		1,457

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	1,343,980	1,343,980
Total Short-Term Investments (Cost $1,343,980)		1,343,980
Total Investments in Securities (Cost $2,145,221,653)		2,786,895,042

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	78	9,319,830	9,170

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,307,450.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair-valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

Schwab Fundamental International Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$844,828,249	$—	$844,828,249
Austria	900,225	11,217,458	—	12,117,683
Brazil	815,365	1,658,675	—	2,474,040
Canada	213,481,266	—	—	213,481,266
Chile	955,733	1,136,298	—	2,092,031
China	950,797	7,551,413	—	8,502,210
Denmark	209,587	26,325,303	—	26,534,890
Germany	887,084	200,222,693	—	201,109,777
Indonesia	316,043	—	—	316,043
Ireland	9,072,883	10,195,037	—	19,267,920
Israel	1,087,866	6,385,983	—	7,473,849
Italy	273,510	68,963,119	—	69,236,629
Japan	2,731,564	735,450,762	—	738,182,326
Jersey	569,067	7,928,188	—	8,497,255
Luxembourg	282,824	9,484,465	—	9,767,289
New Zealand	618,513	724,553	—	1,343,066
Norway	2,363,606	14,404,298	—	16,767,904
Portugal	634,569	4,690,828	—	5,325,397
Sweden	237,578	56,622,141	—	56,859,719
Switzerland	847,660	140,655,714	—	141,503,374
United Kingdom	7,911,728	360,404,120	—	368,315,848
United States	280,646	—	—	280,646
Zambia	1,185,479	—	—	1,185,479
Preferred Stocks[1]	—	28,740,231	—	28,740,231
Italy	1,346,484	—	—	1,346,484
Warrants
Canada	—	—	1,457	1,457
Short-Term Investments[1]	1,343,980	—	—	1,343,980
Futures Contracts[2]	9,170	—	—	9,170
Total	$249,313,227	$2,537,589,528	$1,457	$2,786,904,212

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental International Small Equity Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Australia 5.2%
Accent Group Ltd.	9,796	14,064
ALS Ltd.	55,210	558,959
Amotiv Ltd.	21,140	150,130
AMP Ltd.	864,468	671,556
Ansell Ltd.	40,621	727,274
ARB Corp. Ltd.	7,092	195,962
ASX Ltd.	12,578	535,900
Austal Ltd.	171,255	294,020
Bank of Queensland Ltd.	149,471	617,672
Bapcor Ltd.	91,284	306,937
Beach Energy Ltd.	478,664	465,109
Bega Cheese Ltd.	109,819	320,956
Bendigo & Adelaide Bank Ltd.	114,368	936,278
Breville Group Ltd.	12,795	245,860
Brickworks Ltd.	3,139	59,269
CAR Group Ltd.	12,949	296,150
Challenger Ltd.	80,922	372,965
Champion Iron Ltd.	76,255	313,352
Charter Hall Group	41,590	347,315
Charter Hall Retail REIT	39,731	90,905
Cleanaway Waste Management Ltd.	305,928	565,525
Cochlear Ltd.	2,675	604,431
Collins Foods Ltd.	25,006	150,274
Coronado Global Resources, Inc.	506,727	478,390
Credit Corp. Group Ltd.	11,910	136,624
Cromwell Property Group	426,122	116,030
Deterra Royalties Ltd.	4,329	11,318
Dexus	122,782	566,093
Domino's Pizza Enterprises Ltd.	8,080	173,786
Eagers Automotive Ltd.	59,472	414,616
EBOS Group Ltd.	32,116	688,098
Elders Ltd.	56,782	353,911
Evolution Mining Ltd.	324,154	839,875
EVT Ltd.	15,095	114,513
FleetPartners Group Ltd. *	118,925	266,171
Flight Centre Travel Group Ltd.	13,407	195,204
G8 Education Ltd.	379,188	323,601
GPT Group	184,285	561,336
GrainCorp Ltd., Class A	107,197	633,364
Harvey Norman Holdings Ltd.	198,829	624,446
Healius Ltd. *	315,362	311,999
Helia Group Ltd.	76,883	200,923
HomeCo Daily Needs REIT	28,257	23,549
IDP Education Ltd.	5,717	56,145
IGO Ltd.	48,264	176,748
Iluka Resources Ltd.	63,226	251,536
Inghams Group Ltd.	75,643	186,482
Insignia Financial Ltd.	180,146	326,385
IPH Ltd.	8,251	33,117
IRESS Ltd. *	37,531	262,095
Johns Lyng Group Ltd.	6,377	24,914
Lottery Corp. Ltd.	118,516	386,192
Lynas Rare Earths Ltd. *	33,426	136,660
Magellan Financial Group Ltd.	57,842	388,341
McMillan Shakespeare Ltd.	11,013	129,235
Monadelphous Group Ltd.	28,203	239,821
Myer Holdings Ltd.	34,688	18,931
SECURITY	NUMBER OF SHARES	VALUE ($)
National Storage REIT	54,634	88,661
New Hope Corp. Ltd.	47,473	151,400
nib holdings Ltd.	77,820	383,166
Nine Entertainment Co. Holdings Ltd.	324,653	309,182
NRW Holdings Ltd.	204,647	448,204
Nufarm Ltd.	128,652	392,225
OceanaGold Corp.	175,888	433,143
oOh!media Ltd.	162,777	154,615
Orora Ltd.	352,312	471,409
Perenti Ltd.	501,217	345,063
Perpetual Ltd.	16,734	243,077
Perseus Mining Ltd.	148,569	247,543
Pilbara Minerals Ltd.	11,345	21,928
Platinum Asset Management Ltd.	170,009	119,011
Premier Investments Ltd.	12,824	278,829
Qantas Airways Ltd. *	136,401	577,858
Qube Holdings Ltd.	218,686	547,634
Ramelius Resources Ltd.	169,298	216,053
REA Group Ltd.	1,515	203,691
Reece Ltd.	22,295	404,017
Region RE Ltd.	122,755	182,784
Regis Resources Ltd. *	269,509	297,366
Reliance Worldwide Corp. Ltd.	118,481	399,378
Resolute Mining Ltd. *	97,029	41,681
Ridley Corp. Ltd.	22,836	33,153
Sandfire Resources Ltd. *	71,134	406,291
SEEK Ltd.	25,724	372,524
Seven Group Holdings Ltd.	26,456	678,780
Sigma Healthcare Ltd.	508,655	433,385
SmartGroup Corp. Ltd.	5,934	33,582
Star Entertainment Group Ltd. *	1,231,786	470,789
Steadfast Group Ltd.	51,491	218,573
Super Retail Group Ltd.	48,063	503,494
Tabcorp Holdings Ltd.	387,792	164,082
TPG Telecom Ltd.	88,405	275,111
Ventia Services Group Pty. Ltd.	52,241	150,404
Vicinity Ltd.	582,638	807,886
Virgin Australia Holdings Pty. Ltd. *(a)	176,214	0
Washington H Soul Pattinson & Co. Ltd.	12,112	281,912
Waypoint REIT Ltd.	56,089	93,154
West African Resources Ltd. *	41,103	40,404
Westgold Resources Ltd.	99,743	171,364
Yancoal Australia Ltd.	58,073	269,139
		30,853,257

Austria 0.6%
ANDRITZ AG	13,611	871,925
AT&S Austria Technologie & Systemtechnik AG *	8,380	178,855
EVN AG	7,932	259,262
Kontron AG	7,563	160,239
Lenzing AG *	6,847	238,458
Mayr Melnhof Karton AG	3,141	358,768
Oesterreichische Post AG	7,975	263,244
Palfinger AG	1,678	41,042
Schoeller-Bleckmann Oilfield Equipment AG	596	23,688
Strabag SE	2,187	91,598
Telekom Austria AG	9,865	91,390
UNIQA Insurance Group AG	29,209	250,071

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Verbund AG	4,256	341,738
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,666	311,331
		3,481,609

Belgium 1.1%
Ackermans & van Haaren NV	4,031	773,385
Aedifica SA	2,527	160,623
Azelis Group NV	5,743	108,795
Barco NV	13,025	168,245
Bekaert SA	13,558	555,155
bpost SA	107,105	306,014
Cofinimmo SA	3,969	255,177
Colruyt Group NV	3,622	173,737
Deme Group NV	543	97,800
D'ieteren Group	2,464	566,272
Elia Group SA	4,295	446,080
Fagron	7,658	157,577
KBC Ancora	4,195	203,998
Lotus Bakeries NV	12	130,389
Melexis NV	2,319	202,164
Ontex Group NV *	44,385	417,126
Recticel SA	9,432	126,170
Sofina SA	1,689	399,072
Solvay SA	17,749	624,845
Tessenderlo Group SA	2,481	66,210
Titan Cement International SA	1,640	58,216
Warehouses De Pauw CVA	7,167	194,148
		6,191,198

Brazil 0.0%
ERO Copper Corp. *	7,556	147,765

Cambodia 0.0%
NagaCorp Ltd. *	70,000	33,734

Canada 7.2%
ADENTRA, Inc.	6,973	220,556
Advantage Energy Ltd. *	23,765	165,760
Aecon Group, Inc.	36,537	445,383
Ag Growth International, Inc.	2,178	89,871
Air Canada *	25,269	291,189
Alamos Gold, Inc., Class A	27,720	472,424
Algoma Steel Group, Inc.	71,128	626,456
Allied Properties Real Estate Investment Trust	24,667	295,686
Altus Group Ltd.	3,091	129,313
Aritzia, Inc. *	7,584	248,946
Artis Real Estate Investment Trust	42,083	205,439
Athabasca Oil Corp. *	19,728	80,875
ATS Corp. *	5,094	153,080
AutoCanada, Inc. *	11,409	158,824
Badger Infrastructure Solution	5,722	161,633
Baytex Energy Corp.	117,622	437,041
Birchcliff Energy Ltd.	64,794	281,111
Bird Construction, Inc.	2,077	38,948
BlackBerry Ltd. *	26,466	63,834
Boardwalk Real Estate Investment Trust	3,376	190,728
Bombardier, Inc., Class B *	11,638	785,448
Boralex, Inc., Class A	8,866	220,004
Boyd Group Services, Inc.	1,750	293,405
Brookfield Business Corp., Class A	2,969	66,470
Brookfield Infrastructure Corp., Class A	5,507	214,433
Brookfield Reinsurance Ltd. *	1,602	77,997
Brookfield Renewable Corp., Class A	13,467	378,557
SECURITY	NUMBER OF SHARES	VALUE ($)
BRP, Inc.	5,626	407,611
CAE, Inc. *	31,589	574,741
Cameco Corp.	11,563	526,288
Canaccord Genuity Group, Inc.	32,808	223,370
Canada Goose Holdings, Inc. *	6,341	73,163
Canadian Apartment Properties REIT	15,527	539,815
Canadian Solar, Inc. *	8,158	135,260
Canadian Utilities Ltd., Class A	7,992	187,145
Canadian Western Bank	19,415	670,908
Canfor Corp. *	52,032	596,956
Capital Power Corp.	22,767	703,631
Capstone Copper Corp. *	9,858	66,260
Cardinal Energy Ltd.	10,792	53,700
Cargojet, Inc.	558	52,714
Cascades, Inc.	66,589	469,280
Celestica, Inc. *	29,084	1,525,349
Centerra Gold, Inc.	105,059	704,629
CES Energy Solutions Corp.	76,747	459,153
Chartwell Retirement Residences	34,546	342,795
Chemtrade Logistics Income Fund	41,830	286,310
Choice Properties Real Estate Investment Trust	27,389	274,951
Chorus Aviation, Inc. *	55,523	114,613
CI Financial Corp.	18,602	224,870
Cineplex, Inc. *	15,371	102,425
Cogeco Communications, Inc.	7,183	329,326
Cogeco, Inc.	4,193	166,153
Colliers International Group, Inc.	2,144	288,947
Crombie Real Estate Investment Trust	24,259	239,664
CT Real Estate Investment Trust	3,535	36,870
Curaleaf Holdings, Inc. *	5,987	23,763
Definity Financial Corp.	5,270	183,294
Descartes Systems Group, Inc. *	2,158	219,481
Doman Building Materials Group Ltd.	28,401	146,875
Dream Industrial Real Estate Investment Trust	13,582	132,608
Dundee Precious Metals, Inc.	30,722	259,679
Element Fleet Management Corp.	37,755	722,203
Enerflex Ltd.	58,131	325,465
Enghouse Systems Ltd.	6,008	133,724
Ensign Energy Services, Inc. *	87,481	162,841
EQB, Inc.	2,421	168,987
Equinox Gold Corp. *	34,960	196,241
Exchange Income Corp.	5,773	203,172
Fiera Capital Corp., Class A	27,736	164,128
First Capital Real Estate Investment Trust	41,280	489,446
First Majestic Silver Corp.	4,754	29,406
FirstService Corp.	2,299	400,853
Fortuna Mining Corp. *	48,273	232,510
GFL Environmental, Inc.	11,863	460,291
Gibson Energy, Inc.	44,615	729,015
goeasy Ltd.	1,418	208,687
Granite Real Estate Investment Trust	3,900	209,569
H&R Real Estate Investment Trust	80,738	561,976
Hudbay Minerals, Inc.	64,916	541,652
IAMGOLD Corp. *	138,662	571,460
IGM Financial, Inc.	17,624	499,367
Innergex Renewable Energy, Inc.	30,732	211,239
Interfor Corp. *	14,945	196,250
International Petroleum Corp. *(b)	2,622	38,401
International Petroleum Corp. *(b)	15,801	227,977
Kelt Exploration Ltd. *	19,289	84,524
Killam Apartment Real Estate Investment Trust	11,499	154,331
Labrador Iron Ore Royalty Corp.	2,611	58,020
Lassonde Industries, Inc., Class A	332	36,070
Laurentian Bank of Canada	12,818	248,255
Leon's Furniture Ltd.	2,021	40,108
Major Drilling Group International, Inc. *	3,077	21,016

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Maple Leaf Foods, Inc.	21,865	399,244
Martinrea International, Inc.	55,422	456,816
Mattr Corp. *	17,305	219,971
MDA Space Ltd. *	2,522	24,130
Mullen Group Ltd.	29,708	321,685
NFI Group, Inc. *	37,212	462,236
North American Construction Group Ltd.	483	9,662
North West Co., Inc.	14,776	478,496
NorthWest Healthcare Properties Real Estate Investment Trust	49,861	180,932
NuVista Energy Ltd. *	25,256	244,575
Obsidian Energy Ltd. *	21,893	163,803
Pan American Silver Corp.	37,179	854,714
Paramount Resources Ltd., Class A	7,741	167,923
Parex Resources, Inc.	36,501	547,522
Pason Systems, Inc.	13,302	157,622
Peyto Exploration & Development Corp.	31,016	331,580
PrairieSky Royalty Ltd.	8,161	164,030
Precision Drilling Corp. *	5,329	409,985
Premium Brands Holdings Corp., Class A	7,292	493,193
Primo Water Corp.	29,879	655,514
Quebecor, Inc., Class B	10,497	231,890
RB Global, Inc.	10,386	827,405
Richelieu Hardware Ltd.	8,871	262,021
RioCan Real Estate Investment Trust	15,009	194,373
Russel Metals, Inc.	6,958	202,292
Secure Energy Services, Inc.	51,681	456,301
Shopify, Inc., Class A *	9,380	574,492
Sienna Senior Living, Inc.	16,894	189,907
Sleep Country Canada Holdings, Inc.	9,736	246,952
SmartCentres Real Estate Investment Trust	21,420	372,036
Spartan Delta Corp. *	11,342	33,353
Spin Master Corp.	1,963	44,943
SSR Mining, Inc.	56,545	313,718
Stantec, Inc.	9,508	836,586
Stelco Holdings, Inc.	6,324	304,371
Stella-Jones, Inc.	10,635	715,522
Superior Plus Corp.	54,765	316,535
Tamarack Valley Energy Ltd.	28,046	83,286
Teekay Tankers Ltd., Class A	695	45,481
TMX Group Ltd.	17,654	536,531
Torex Gold Resources, Inc. *	32,343	512,793
TransAlta Corp.	64,021	482,250
Transcontinental, Inc., Class A	55,170	651,339
Trican Well Service Ltd.	57,768	210,879
Wajax Corp.	2,638	50,824
Westshore Terminals Investment Corp.	5,851	98,106
Whitecap Resources, Inc.	30,512	235,141
Winpak Ltd.	5,856	201,725
		42,437,877

China 0.8%
AAC Technologies Holdings, Inc.	225,500	825,441
Alibaba Health Information Technology Ltd. *	124,000	52,450
BOC Aviation Ltd.	31,100	272,872
Bosideng International Holdings Ltd.	112,000	56,051
Budweiser Brewing Co. APAC Ltd.	207,700	252,199
China Gold International Resources Corp. Ltd. *	8,800	48,046
China Medical System Holdings Ltd.	97,000	80,444
China Water Affairs Group Ltd.	102,000	66,254
Chow Tai Fook Jewellery Group Ltd.	308,000	279,719
CITIC Telecom International Holdings Ltd.	413,000	110,052
ESR Group Ltd.	24,600	37,191
Health & Happiness H&H International Holdings Ltd.	24,500	26,937
Hopson Development Holdings Ltd. *	209,600	80,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Jinchuan Group International Resources Co. Ltd.	3,037,000	213,416
JOYY, Inc., ADR	5,604	186,557
Kerry Logistics Network Ltd.	64,500	56,468
Lee & Man Paper Manufacturing Ltd.	250,000	77,353
MMG Ltd. *	1,076,000	333,972
Nexteer Automotive Group Ltd.	455,000	197,434
Powerlong Real Estate Holdings Ltd. *(c)	3,848,000	295,603
Shangri-La Asia Ltd.	46,000	32,250
Sun Art Retail Group Ltd.	542,000	88,173
Theme International Holdings Ltd.	360,000	20,762
Towngas Smart Energy Co. Ltd. *	101,000	36,178
VSTECS Holdings Ltd.	618,000	339,930
Want Want China Holdings Ltd.	268,000	160,879
Wharf Holdings Ltd.	207,000	567,562
Xinyi Glass Holdings Ltd.	125,000	132,045
		4,926,586

Denmark 1.9%
Alm Brand AS	118,825	226,690
Ambu AS, Class B *	1,015	20,611
Cementir Holding NV	14,357	161,910
D/S Norden AS	9,789	423,447
Demant AS *	8,317	318,869
Dfds AS	11,062	303,419
FLSmidth & Co. AS	11,821	603,027
Genmab AS *	2,008	567,203
GN Store Nord AS *	21,415	562,727
H Lundbeck AS	69,924	437,469
ISS AS	47,074	860,445
Jyske Bank AS	7,035	573,514
Matas AS	7,511	128,339
Netcompany Group AS *	899	38,263
NKT AS *	4,355	392,028
Novonesis (Novozymes) B, Class B	21,033	1,338,902
Per Aarsleff Holding AS	7,044	403,002
Ringkjoebing Landbobank AS	1,159	205,136
Rockwool AS, B Shares	1,188	525,111
Royal Unibrew AS *	6,431	504,918
Scandinavian Tobacco Group AS, A Shares	23,222	340,143
Schouw & Co. AS	4,469	368,776
Solar AS, B Shares	2,382	112,815
Spar Nord Bank AS	9,506	193,866
Sydbank AS	7,980	430,220
Topdanmark AS	6,996	381,080
Tryg AS	31,046	679,724
		11,101,654

Egypt 0.1%
Centamin PLC	364,002	594,519

Faeroe Islands 0.0%
Bakkafrost P	4,042	211,133

Finland 1.2%
Cargotec OYJ, B Shares	9,081	462,882
Finnair OYJ *	15,018	38,242
Fiskars OYJ Abp	1,764	30,357
Huhtamaki OYJ	5,044	204,380
Kalmar OYJ, B Shares *	9,081	268,499
Kemira OYJ	27,686	626,230
Kojamo OYJ *	22,444	221,965
Konecranes OYJ	15,346	1,071,969
Mandatum OYJ	89,403	414,072
Metsa Board OYJ, B Shares	46,476	355,123

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Metso OYJ	53,369	542,258
Nokian Renkaat OYJ	96,341	879,040
Orion OYJ, B Shares	14,846	682,369
Sanoma OYJ	8,674	64,116
Terveystalo OYJ	6,171	68,789
TietoEVRY OYJ	27,705	561,813
Tokmanni Group Corp.	14,047	171,939
Valmet OYJ	7,987	226,197
YIT OYJ	118,102	296,519
		7,186,759

France 3.6%
Aeroports de Paris SA	3,677	483,108
Air France-KLM *(c)	43,909	390,436
Altarea SCA	313	33,841
Alten SA	4,259	468,413
Amundi SA	12,116	884,234
Beneteau SACA	11,321	110,371
BioMerieux	4,501	474,975
Carmila SA *	10,968	198,102
Chargeurs SA *	1,172	13,394
Cie de L'Odet SE	67	102,597
Clariane SE *	209,477	412,460
Coface SA	23,188	351,056
Covivio SA	10,270	528,671
Criteo SA, ADR *	3,897	173,572
Dassault Aviation SA	1,915	385,555
Derichebourg SA	62,514	321,921
Edenred SE	3,940	164,057
Elior Group SA *	116,646	404,827
Emeis SA *	8,472	94,916
Eramet SA	3,078	261,442
Euroapi SA *	4,160	16,787
Eutelsat Communications SACA *(c)	123,557	638,572
Fnac Darty SA	14,683	435,799
Gaztransport Et Technigaz SA	2,074	305,594
Gecina SA	5,598	554,973
Getlink SE	23,371	416,468
ICADE	13,685	304,162
ID Logistics Group SACA *	133	64,314
Imerys SA	16,805	570,981
Ipsen SA	4,022	451,591
IPSOS SA	9,110	562,243
JCDecaux SE *	20,684	431,210
La Francaise des Jeux SAEM	9,245	358,694
LISI SA	1,252	34,470
Mercialys SA	27,354	346,601
Mersen SA	2,172	75,287
Metropole Television SA	28,003	365,524
Nexans SA	6,977	901,751
Nexity SA *	44,335	499,690
Opmobility	39,643	415,615
Quadient SA	17,530	347,741
Remy Cointreau SA	2,083	164,360
Sartorius Stedim Biotech	974	194,362
SEB SA	4,807	481,026
SMCP SA *	25,632	60,819
Societe BIC SA	7,661	480,664
Societe LDC SADIR	372	58,240
SOITEC *	1,309	168,771
Sopra Steria Group	2,963	549,207
SPIE SA	23,172	895,711
Technip Energies NV	11,654	296,903
Television Francaise 1 SA	56,010	492,843
Trigano SA	2,133	250,101
Ubisoft Entertainment SA *	25,099	515,619
Vallourec SACA *	21,544	348,337
Verallia SA	13,197	388,195
SECURITY	NUMBER OF SHARES	VALUE ($)
Vicat SACA	9,562	332,526
Virbac SACA	535	203,660
Viridien *	6,140	318,596
Worldline SA *	38,095	432,259
		20,988,214

Germany 3.1%
1&1 AG	24,187	389,351
AIXTRON SE	4,791	111,868
Aroundtown SA *	263,426	561,988
Auto1 Group SE *	36,779	309,668
BayWa AG *(c)	3,483	48,914
Bechtle AG	14,789	653,579
Bilfinger SE	11,015	617,559
BRANICKS Group AG *(c)	25,876	59,979
CANCOM SE	11,315	401,425
Carl Zeiss Meditec AG, Bearer Shares	2,626	179,657
Ceconomy AG *	176,182	531,399
Cewe Stiftung & Co. KGaA	378	40,472
CompuGroup Medical SE & Co. KGaA	3,669	63,632
CTS Eventim AG & Co. KGaA	2,542	223,909
Deutsche Pfandbriefbank AG *	57,029	321,838
Deutsche Wohnen SE	4,914	97,591
Deutz AG	67,745	390,191
Duerr AG	16,604	365,198
DWS Group GmbH & Co. KGaA	8,064	304,952
Encavis AG *	6,841	128,217
Evotec SE *	9,993	94,160
Fielmann Group AG	3,880	175,667
Fraport AG Frankfurt Airport Services Worldwide *	6,718	341,162
Gerresheimer AG	4,554	470,826
Grand City Properties SA *	27,768	327,329
Grenke AG	6,688	206,524
Heidelberger Druckmaschinen AG *	75,956	92,721
Hella GmbH & Co. KGaA	387	36,580
HelloFresh SE *	50,289	314,143
Hensoldt AG	3,219	119,107
HOCHTIEF AG	5,005	595,049
Hornbach Holding AG & Co. KGaA	7,324	600,308
Hugo Boss AG	10,376	412,347
Indus Holding AG	3,097	75,029
Jenoptik AG	7,834	223,361
JOST Werke SE	1,139	51,484
Kloeckner & Co. SE	29,829	164,566
Knorr-Bremse AG	2,548	204,899
Krones AG	2,897	391,947
LEG Immobilien SE	8,711	759,873
Mercer International, Inc.	6,189	47,160
METRO AG	35,496	161,638
Mutares SE & Co. KGaA	2,511	86,911
Nemetschek SE	1,608	153,590
Nordex SE *	16,543	250,811
Norma Group SE	13,964	259,633
ProSiebenSat.1 Media SE	20,638	141,584
Rational AG	277	242,479
SAF-Holland SE	15,542	317,943
Salzgitter AG	6,532	117,120
Sartorius AG	47	10,493
Scout24 SE	5,232	413,628
Siltronic AG	5,813	474,075
Sirius Real Estate Ltd.	139,843	170,482
Sixt SE	4,161	290,337
Softwareone Holding AG *	15,196	303,395
Stabilus SE	5,270	257,890
Stroeer SE & Co. KGaA	5,309	358,944
Suedzucker AG	23,081	304,249
TAG Immobilien AG *	37,834	569,997

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Takkt AG	2,396	27,746
Talanx AG	9,904	752,421
TeamViewer SE *	8,540	115,178
Traton SE	7,813	246,497
TUI AG *	14,877	95,939
United Internet AG	7,918	175,615
Verbio SE	986	18,537
Vitesco Technologies Group AG, Class A	3,022	183,306
Wacker Chemie AG	4,293	429,081
Wacker Neuson SE	2,200	34,245
Wuestenrot & Wuerttembergische AG	5,236	70,720
		18,540,113

Guernsey 0.0%
Burford Capital Ltd.	2,848	40,164

Hong Kong 1.5%
ASMPT Ltd.	66,200	692,158
Bank of East Asia Ltd.	78,200	98,633
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	0
Cafe de Coral Holdings Ltd.	62,000	63,868
Cathay Pacific Airways Ltd.	261,363	273,061
CK Infrastructure Holdings Ltd.	35,500	236,776
Cowell e Holdings, Inc. *	76,000	208,460
Dah Sing Financial Holdings Ltd.	15,600	40,811
DFI Retail Group Holdings Ltd.	46,100	80,625
Fortune Real Estate Investment Trust	278,000	133,105
Futu Holdings Ltd., ADR *	1,116	70,620
Giordano International Ltd.	94,000	19,008
Grand Pharmaceutical Group Ltd.	65,000	37,059
Hang Lung Group Ltd.	98,000	107,395
Hang Lung Properties Ltd.	374,000	274,252
Henderson Land Development Co. Ltd.	256,000	719,059
HK Electric Investments & HK Electric Investments Ltd.	114,000	77,195
HKBN Ltd.	518,500	164,234
Hongkong Land Holdings Ltd.	58,500	188,932
Hutchison Port Holdings Trust, Class U	1,041,400	127,051
Hysan Development Co. Ltd.	140,000	191,729
Johnson Electric Holdings Ltd.	62,000	85,721
Kerry Properties Ltd.	366,000	623,529
Kingboard Laminates Holdings Ltd.	91,500	82,279
Luk Fook Holdings International Ltd.	136,000	267,484
Man Wah Holdings Ltd.	391,600	230,966
Melco International Development Ltd. *	268,000	157,318
Melco Resorts & Entertainment Ltd., ADR *	15,475	88,362
Nine Dragons Paper Holdings Ltd. *	365,000	142,458
NWS Holdings Ltd.	272,000	243,607
PAX Global Technology Ltd.	56,000	31,421
PCCW Ltd.	340,000	176,282
Sands China Ltd. *	211,600	396,673
Sino Biopharmaceutical Ltd.	521,000	186,830
Sino Land Co. Ltd.	642,000	664,058
SJM Holdings Ltd. *	458,500	147,788
Skyworth Group Ltd.	242,000	87,790
Stella International Holdings Ltd.	39,500	65,826
Swire Properties Ltd.	151,400	239,110
Texhong International Group Ltd. *	286,000	146,425
United Energy Group Ltd. *	1,886,000	80,868
United Laboratories International Holdings Ltd.	160,000	183,804
Vitasoy International Holdings Ltd.	190,000	136,309
VTech Holdings Ltd.	68,700	451,982
Wynn Macau Ltd.	194,000	143,307
		8,864,228

SECURITY	NUMBER OF SHARES	VALUE ($)
Indonesia 0.1%
First Pacific Co. Ltd.	406,000	180,703
First Resources Ltd.	102,000	113,144
Nickel Industries Ltd.	119,069	66,738
		360,585

Iraq 0.0%
Gulf Keystone Petroleum Ltd.	62,998	109,090

Ireland 0.4%
AIB Group PLC	127,243	729,877
Alkermes PLC *	1,745	47,673
C&C Group PLC	112,450	231,296
Cairn Homes PLC	187,911	384,363
Cairn Homes PLC	20,270	41,554
Cimpress PLC *	635	57,956
Dalata Hotel Group PLC	30,291	134,854
Dole PLC	10,517	156,178
Glenveagh Properties PLC *	13,589	20,236
Greencore Group PLC *	190,176	440,554
Irish Continental Group PLC	19,381	112,831
Kenmare Resources PLC	8,670	36,395
Keywords Studios PLC	2,331	71,559
Uniphar PLC	16,208	45,740
		2,511,066

Israel 1.5%
Alony Hetz Properties & Investments Ltd.	20,375	136,000
Ashtrom Group Ltd. *	8,818	110,713
Azrieli Group Ltd.	2,625	161,116
Bezeq The Israeli Telecommunication Corp. Ltd.	446,291	505,878
Cellcom Israel Ltd. *	43,229	163,303
Clal Insurance Enterprises Holdings Ltd. *	14,410	219,522
Danel Adir Yeoshua Ltd.	192	15,739
Delek Automotive Systems Ltd.	29,975	164,143
Delek Group Ltd.	2,703	279,736
Delta Galil Ltd.	1,122	49,832
Elbit Systems Ltd.	2,200	393,767
Elco Ltd.	1,042	29,709
Electra Ltd.	139	50,944
Equital Ltd. *	1,770	51,047
Fattal Holdings 1998 Ltd. *	196	20,735
FIBI Holdings Ltd.	5,647	231,365
First International Bank Of Israel Ltd.	6,951	280,256
Formula Systems 1985 Ltd.	2,298	179,039
Fox Wizel Ltd.	704	46,186
G City Ltd. *	55,630	154,069
Harel Insurance Investments & Financial Services Ltd.	33,076	297,105
Isracard Ltd.	43,134	150,009
Israel Corp. Ltd.	828	173,829
Melisron Ltd.	817	57,268
Migdal Insurance & Financial Holdings Ltd.	16,745	19,872
Mivne Real Estate KD Ltd.	60,836	140,312
Mizrahi Tefahot Bank Ltd.	16,567	597,841
Nice Ltd. *	3,032	547,243
Nova Ltd. *	139	27,929
Oil Refineries Ltd.	726,694	174,741
Partner Communications Co. Ltd. *	34,396	141,937
Paz Oil Co. Ltd.	3,620	342,053
Phoenix Holdings Ltd.	32,787	316,809
Plus500 Ltd.	29,078	876,964
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,932	106,990

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shikun & Binui Ltd. *	65,588	148,894
Shufersal Ltd.	99,338	672,732
Strauss Group Ltd.	8,529	124,317
Tower Semiconductor Ltd. *	16,815	677,561
		8,837,505

Italy 2.3%
ACEA SpA	17,431	302,419
Alitalia - Linee Aeree Italiane SpA *(a)	14,782	0
Amplifon SpA	8,067	256,211
Anima Holding SpA	77,838	409,313
Ariston Holding NV	5,380	21,850
Azimut Holding SpA	20,534	514,496
Banca Generali SpA	8,485	369,237
Banca Mediolanum SpA	35,787	422,512
Banca Monte dei Paschi di Siena SpA	68,778	375,312
Banca Popolare di Sondrio SpA	65,597	499,924
BFF Bank SpA	23,946	270,677
Brembo NV	30,558	342,808
Brunello Cucinelli SpA	231	21,577
Buzzi SpA	19,389	760,127
CIR SpA-Compagnie Industriali *	88,689	56,497
Credito Emiliano SpA	11,273	123,402
Danieli & C Officine Meccaniche SpA	2,256	87,896
Davide Campari-Milano NV	28,768	259,443
De' Longhi SpA	11,630	366,581
DiaSorin SpA	2,238	244,101
doValue SpA *(c)	25,401	53,140
Enav SpA	50,343	215,328
ERG SpA	8,428	223,474
Esprinet SpA *	31,785	168,901
FinecoBank Banca Fineco SpA	40,071	680,254
Infrastrutture Wireless Italiane SpA	16,388	182,353
Interpump Group SpA	8,920	386,845
Iren SpA	302,156	614,841
Italgas SpA	124,974	668,256
Maire SpA	31,958	253,580
MFE-MediaForEurope NV, Class A	136,500	465,022
MFE-MediaForEurope NV, Class B	45,262	210,047
Nexi SpA *	40,869	250,841
OVS SpA	88,306	249,807
Piaggio & C SpA	49,317	135,849
Pirelli & C SpA	23,841	149,251
PRADA SpA	41,800	301,351
Recordati Industria Chimica e Farmaceutica SpA	9,137	497,447
Reply SpA	1,971	279,775
Saipem SpA *	115,973	275,509
Salvatore Ferragamo SpA	13,332	116,253
Saras SpA	387,298	670,236
Sesa SpA	432	47,471
SOL SpA	1,779	66,522
Technogym SpA	16,443	161,264
Unieuro SpA	14,511	180,148
Webuild SpA	99,640	260,843
		13,468,991

Japan 36.0%
77 Bank Ltd.	10,600	330,923
ABC-Mart, Inc.	17,600	346,926
Acom Co. Ltd.	122,000	351,299
Activia Properties, Inc.	73	172,695
Adastria Co. Ltd.	10,380	231,053
ADEKA Corp.	37,000	785,504
Advance Residence Investment Corp.	111	232,875
Aeon Delight Co. Ltd.	10,600	276,251
AEON Financial Service Co. Ltd.	48,100	441,567
SECURITY	NUMBER OF SHARES	VALUE ($)
Aeon Hokkaido Corp.	18,100	110,637
Aeon Mall Co. Ltd.	39,630	543,336
AEON REIT Investment Corp.	223	192,698
Ahresty Corp.	4,800	23,487
Ai Holdings Corp.	5,100	85,256
Aica Kogyo Co. Ltd.	18,700	432,783
Aichi Steel Corp.	10,200	231,876
Aida Engineering Ltd.	18,700	106,285
Aiful Corp.	67,700	175,461
Ain Holdings, Inc.	13,500	519,025
Aisan Industry Co. Ltd.	8,400	84,816
Alconix Corp.	19,400	191,484
Alpen Co. Ltd.	9,300	136,794
Amano Corp.	17,600	446,196
ANA Holdings, Inc.	22,400	428,461
Anritsu Corp.	49,100	421,408
AOKI Holdings, Inc.	24,400	223,018
Aoyama Trading Co. Ltd.	34,100	349,000
Aozora Bank Ltd.	30,500	507,048
Arata Corp.	31,400	747,961
ARCLANDS Corp.	15,800	191,917
Arcs Co. Ltd.	36,400	661,348
ARE Holdings, Inc.	25,200	344,784
Ariake Japan Co. Ltd.	2,600	92,777
Artience Co. Ltd.	22,100	467,329
As One Corp.	8,660	186,586
Asahi Intecc Co. Ltd.	10,500	166,454
Asanuma Corp.	26,000	134,748
Asics Corp.	65,200	1,064,085
ASKUL Corp.	12,000	169,593
Autobacs Seven Co. Ltd.	35,100	388,001
Avex, Inc.	14,800	148,125
Awa Bank Ltd.	6,500	120,575
Axial Retailing, Inc.	21,000	143,827
Azbil Corp.	22,500	653,832
Bando Chemical Industries Ltd.	6,800	87,579
BayCurrent Consulting, Inc.	6,200	190,865
Belc Co. Ltd.	4,700	197,029
Bell System24 Holdings, Inc.	8,200	84,774
Belluna Co. Ltd.	30,100	156,540
Bic Camera, Inc.	77,100	870,087
BIPROGY, Inc.	16,200	530,850
BML, Inc.	10,400	207,476
Bunka Shutter Co. Ltd.	26,500	305,964
C Uyemura & Co. Ltd.	1,600	114,807
Calbee, Inc.	23,000	527,958
Canon Electronics, Inc.	6,900	105,385
Canon Marketing Japan, Inc.	19,700	610,039
Capcom Co. Ltd.	17,300	369,596
Casio Computer Co. Ltd.	83,700	673,668
Cawachi Ltd.	10,000	185,446
Central Glass Co. Ltd.	17,000	426,264
Chiba Bank Ltd.	77,000	721,295
Chori Co. Ltd.	1,500	37,750
Chudenko Corp.	12,800	298,802
Chugin Financial Group, Inc.	11,700	130,342
Chugoku Marine Paints Ltd.	14,200	196,450
Citizen Watch Co. Ltd.	91,900	619,678
CKD Corp.	17,600	351,501
Colowide Co. Ltd.	9,800	134,903
Comforia Residential REIT, Inc.	40	82,983
Concordia Financial Group Ltd.	168,700	1,063,233
Cosmos Pharmaceutical Corp.	5,570	500,792
Create SD Holdings Co. Ltd.	10,000	224,367
Credit Saison Co. Ltd.	42,600	987,434
CTI Engineering Co. Ltd.	500	16,708
CyberAgent, Inc.	114,300	738,998
Daicel Corp.	19,600	190,528
Dai-Dan Co. Ltd.	4,800	98,378

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daido Steel Co. Ltd.	18,100	181,100
Daihen Corp.	5,800	284,627
Daiho Corp.	3,800	92,173
Daiichikosho Co. Ltd.	20,200	243,812
Daiki Aluminium Industry Co. Ltd.	17,100	141,816
Daikokutenbussan Co. Ltd.	2,200	156,446
Daio Paper Corp.	58,500	349,152
Daiseki Co. Ltd.	7,660	183,367
Daishi Hokuetsu Financial Group, Inc.	8,300	330,719
Daiwa House REIT Investment Corp.	186	299,333
Daiwa Office Investment Corp.	65	127,333
Daiwa Securities Living Investments Corp.	176	119,718
DCM Holdings Co. Ltd.	63,800	615,833
DeNA Co. Ltd.	23,686	244,856
Descente Ltd.	6,152	162,452
Dexerials Corp.	6,800	326,459
DMG Mori Co. Ltd.	22,600	575,046
Doshisha Co. Ltd.	10,600	161,856
Doutor Nichires Holdings Co. Ltd.	13,200	204,856
DTS Corp.	9,500	274,634
Duskin Co. Ltd.	16,100	423,302
DyDo Group Holdings, Inc.	8,900	161,040
Eagle Industry Co. Ltd.	16,400	230,865
Earth Corp.	7,100	237,972
EDION Corp.	20,300	236,520
Eizo Corp.	6,550	211,964
Elecom Co. Ltd.	14,327	157,095
Elematec Corp.	1,400	17,846
en Japan, Inc.	5,100	95,476
eRex Co. Ltd. *	15,800	75,434
Exedy Corp.	25,400	539,309
Ezaki Glico Co. Ltd.	22,800	700,275
Fancl Corp.	14,400	278,892
FCC Co. Ltd.	25,800	402,491
Ferrotec Holdings Corp.	13,800	228,830
Food & Life Cos. Ltd.	13,600	238,327
Foster Electric Co. Ltd.	19,698	213,377
FP Corp.	13,660	235,618
Frontier Real Estate Investment Corp.	47	136,249
F-Tech, Inc.	3,700	15,595
Fuji Co. Ltd.	16,300	214,407
Fuji Corp.	29,738	497,304
Fuji Media Holdings, Inc.	17,900	224,369
Fuji Oil Co. Ltd.	59,300	180,685
Fuji Oil Holdings, Inc.	23,400	488,580
Fuji Seal International, Inc.	24,300	388,476
Fuji Soft, Inc.	8,500	407,237
Fujimi, Inc.	6,700	140,715
Fujimori Kogyo Co. Ltd.	1,800	54,135
Fujitec Co. Ltd.	15,000	433,878
Fujitsu General Ltd.	16,110	211,364
Fukuda Denshi Co. Ltd.	2,200	99,108
Fukuoka Financial Group, Inc.	25,300	709,636
Fukuoka REIT Corp.	95	99,459
Fukushima Galilei Co. Ltd.	400	17,985
Fukuyama Transporting Co. Ltd.	16,399	442,349
Furukawa Co. Ltd.	6,700	81,836
Furuno Electric Co. Ltd.	1,000	13,060
Fuso Chemical Co. Ltd.	2,900	75,060
Futaba Industrial Co. Ltd.	24,600	124,330
Fuyo General Lease Co. Ltd.	2,745	224,358
Gakken Holdings Co. Ltd.	15,300	110,304
Geo Holdings Corp.	21,000	230,590
GLOBERIDE, Inc.	8,100	113,242
Glory Ltd.	23,300	423,575
GLP J-Reit	322	282,099
GMO internet group, Inc.	11,000	182,253
Godo Steel Ltd.	5,000	162,543
Goldwin, Inc.	3,300	203,240
SECURITY	NUMBER OF SHARES	VALUE ($)
GS Yuasa Corp.	40,300	717,069
G-Tekt Corp.	23,100	280,170
GungHo Online Entertainment, Inc.	11,750	229,724
Gunma Bank Ltd.	70,100	475,564
Gunze Ltd.	9,000	334,185
H.U. Group Holdings, Inc.	32,500	571,951
H2O Retailing Corp.	56,500	982,796
Hachijuni Bank Ltd.	62,400	444,762
Hagiwara Electric Holdings Co. Ltd.	800	20,300
Hakuto Co. Ltd.	2,400	80,376
Halows Co. Ltd.	900	27,429
Hamamatsu Photonics KK	13,100	377,266
Happinet Corp.	12,900	279,758
Harmonic Drive Systems, Inc.	3,100	85,194
Hazama Ando Corp.	79,500	642,447
Heiwa Corp.	16,000	229,543
Heiwa Real Estate Co. Ltd.	5,300	152,340
Heiwado Co. Ltd.	29,600	484,652
Hikari Tsushin, Inc.	3,750	702,204
Hirata Corp.	2,000	82,785
Hirogin Holdings, Inc.	17,200	139,615
Hirose Electric Co. Ltd.	5,239	655,943
Hisamitsu Pharmaceutical Co., Inc.	13,200	363,578
Hitachi Zosen Corp.	71,700	520,537
Hogy Medical Co. Ltd.	6,000	165,055
Hokkaido Electric Power Co., Inc.	177,500	1,206,977
Hokkoku Financial Holdings, Inc.	1,900	71,540
Hokuetsu Corp. (c)	54,700	423,442
Hokuhoku Financial Group, Inc.	34,900	488,061
Hokuriku Electric Power Co.	114,000	730,680
Horiba Ltd.	7,900	625,247
Hoshizaki Corp.	17,800	560,590
Hosiden Corp.	36,700	500,685
Hosokawa Micron Corp.	3,200	86,551
House Foods Group, Inc.	24,900	491,213
Hulic Co. Ltd.	74,300	725,250
Hulic Reit, Inc.	93	88,522
Hyakugo Bank Ltd.	40,400	180,886
Hyakujushi Bank Ltd.	5,500	120,516
Ibiden Co. Ltd.	11,200	434,136
Ichikoh Industries Ltd.	5,400	17,775
Idec Corp.	6,900	142,159
IDOM, Inc.	30,600	232,362
Iino Kaiun Kaisha Ltd.	23,600	199,437
Inaba Denki Sangyo Co. Ltd.	25,700	673,819
Inabata & Co. Ltd.	31,700	709,928
Inageya Co. Ltd.	3,600	30,512
Industrial & Infrastructure Fund Investment Corp.	189	155,975
INFRONEER Holdings, Inc.	20,800	180,369
Integrated Design & Engineering Holdings Co. Ltd.	5,600	150,652
Internet Initiative Japan, Inc.	17,400	294,261
Invincible Investment Corp.	335	151,738
Iriso Electronics Co. Ltd.	4,400	88,436
Ishihara Sangyo Kaisha Ltd.	15,600	160,909
Ito En Ltd.	15,800	374,583
Itochu Enex Co. Ltd.	43,500	496,549
Itoham Yonekyu Holdings, Inc.	27,700	817,639
Itoki Corp.	1,400	14,160
Iyogin Holdings, Inc.	14,400	144,680
Izumi Co. Ltd.	30,100	717,175
J Front Retailing Co. Ltd.	73,300	887,903
Jaccs Co. Ltd.	8,700	282,456
JAFCO Group Co. Ltd.	19,000	240,493
Japan Airlines Co. Ltd.	25,500	413,173
Japan Airport Terminal Co. Ltd.	3,800	138,716
Japan Aviation Electronics Industry Ltd.	18,300	306,679
Japan Excellent, Inc.	188	149,551

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Exchange Group, Inc.	8,100	190,175
Japan Hotel REIT Investment Corp.	322	164,484
Japan Lifeline Co. Ltd.	15,300	118,492
Japan Logistics Fund, Inc.	71	121,466
Japan Metropolitan Fund Invest	766	478,289
Japan Petroleum Exploration Co. Ltd.	11,600	478,299
Japan Prime Realty Investment Corp.	98	213,223
Japan Pulp & Paper Co. Ltd.	1,800	79,447
Japan Real Estate Investment Corp.	133	461,311
Japan Steel Works Ltd.	19,400	551,645
Japan Wool Textile Co. Ltd.	26,400	234,389
Jeol Ltd.	5,300	213,390
JGC Holdings Corp.	23,200	197,031
JM Holdings Co. Ltd.	1,000	19,136
J-Oil Mills, Inc.	2,300	32,083
Joshin Denki Co. Ltd.	20,900	393,080
Joyful Honda Co. Ltd.	28,700	417,784
Juki Corp.	26,900	90,061
Juroku Financial Group, Inc.	2,600	83,433
JVCKenwood Corp.	83,100	509,138
Kadokawa Corp.	13,600	251,502
Kaga Electronics Co. Ltd.	9,200	333,790
Kagome Co. Ltd.	14,800	345,692
Kakaku.com, Inc.	16,700	233,457
Kaken Pharmaceutical Co. Ltd.	11,982	326,105
Kameda Seika Co. Ltd.	5,400	157,554
Kamei Corp.	5,400	81,018
Kamigumi Co. Ltd.	33,300	759,434
Kanamoto Co. Ltd.	22,200	414,830
Kandenko Co. Ltd.	63,500	857,648
Kanematsu Corp.	49,500	838,387
Kansai Paint Co. Ltd.	31,460	516,680
Kanto Denka Kogyo Co. Ltd.	19,200	122,702
Katitas Co. Ltd.	10,161	127,373
Kato Sangyo Co. Ltd.	21,400	609,280
Kawada Technologies, Inc.	1,100	19,688
KDX Realty Investment Corp.	330	340,222
Keihan Holdings Co. Ltd.	19,600	399,526
Keikyu Corp.	54,900	434,078
Keio Corp.	23,200	580,903
Keisei Electric Railway Co. Ltd.	11,500	343,954
Keiyo Bank Ltd.	24,400	137,313
KH Neochem Co. Ltd.	15,000	223,733
Kinden Corp.	9,800	206,761
Kissei Pharmaceutical Co. Ltd.	4,600	106,960
Kitz Corp.	35,300	260,147
Kiyo Bank Ltd.	15,700	205,349
Koa Corp.	8,200	72,516
Kobayashi Pharmaceutical Co. Ltd.	9,400	378,121
Kobe Bussan Co. Ltd.	12,200	327,556
Koei Tecmo Holdings Co. Ltd.	12,960	126,657
Kohnan Shoji Co. Ltd.	15,000	404,467
Kojima Co. Ltd.	18,700	134,589
Kokusai Electric Corp.	2,100	57,776
Kokuyo Co. Ltd.	32,300	541,991
Komeri Co. Ltd.	18,000	440,696
Komori Corp.	2,400	19,520
Konami Group Corp.	11,700	880,303
Konishi Co. Ltd.	8,400	66,922
Konoike Transport Co. Ltd.	18,200	291,135
Kose Corp.	6,700	447,736
KPP Group Holdings Co. Ltd.	30,900	153,366
Kumagai Gumi Co. Ltd.	22,600	541,664
Kumiai Chemical Industry Co. Ltd.	28,500	149,928
Kura Sushi, Inc.	3,600	93,232
Kureha Corp.	23,600	468,775
Kurita Water Industries Ltd.	4,400	187,787
Kusuri No. Aoki Holdings Co. Ltd.	11,400	237,502
KYB Corp.	10,900	378,662
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyoei Steel Ltd.	16,800	223,598
Kyokuto Kaihatsu Kogyo Co. Ltd.	15,900	283,652
Kyorin Pharmaceutical Co. Ltd.	16,900	193,148
Kyoritsu Maintenance Co. Ltd.	6,500	126,191
Kyoto Financial Group, Inc.	22,000	410,903
Kyowa Kirin Co. Ltd.	37,000	780,426
Kyudenko Corp.	16,900	778,431
Kyushu Financial Group, Inc.	52,400	322,763
Kyushu Railway Co.	8,700	232,222
LaSalle Logiport REIT	81	79,917
Lasertec Corp.	700	124,203
Life Corp.	16,500	401,789
Lintec Corp.	24,400	548,611
Lion Corp.	82,900	717,396
M3, Inc.	30,800	287,588
Mabuchi Motor Co. Ltd.	29,000	445,798
Macnica Holdings, Inc.	16,700	673,980
Makino Milling Machine Co. Ltd.	8,250	370,146
Mandom Corp.	13,300	112,702
Marubun Corp.	11,300	86,328
Maruha Nichiro Corp.	34,800	778,207
Marui Group Co. Ltd.	32,200	521,699
Maruichi Steel Tube Ltd.	18,600	453,266
MARUKA FURUSATO Corp.	5,400	83,968
Maruwa Co. Ltd.	700	187,541
Maruzen Showa Unyu Co. Ltd.	1,600	57,554
Matsuda Sangyo Co. Ltd.	10,200	201,645
Max Co. Ltd.	9,200	230,181
Maxell Ltd.	19,600	224,906
McDonald's Holdings Co. Japan Ltd.	13,300	551,008
MCJ Co. Ltd.	30,100	273,844
Mebuki Financial Group, Inc.	206,876	861,111
Megachips Corp.	6,200	173,764
Megmilk Snow Brand Co. Ltd.	42,400	806,466
Meidensha Corp.	19,600	447,565
Meiko Electronics Co. Ltd.	6,500	260,566
Meisei Industrial Co. Ltd.	3,500	32,099
MEITEC Group Holdings, Inc.	14,200	320,637
Menicon Co. Ltd.	11,900	111,288
METAWATER Co. Ltd.	6,200	76,997
Mimasu Semiconductor Industry Co. Ltd.	6,000	147,781
Mirait One Corp.	55,200	784,472
Mirarth Holdings, Inc.	35,500	127,460
Mitsuba Corp.	4,600	31,510
Mitsubishi HC Capital, Inc.	85,300	613,684
Mitsubishi Logisnext Co. Ltd.	23,600	207,228
Mitsubishi Logistics Corp.	17,000	594,640
Mitsubishi Paper Mills Ltd.	5,900	27,459
Mitsubishi Pencil Co. Ltd.	11,300	175,340
Mitsubishi Shokuhin Co. Ltd.	24,200	853,900
Mitsuboshi Belting Ltd.	5,000	146,680
Mitsui DM Sugar Holdings Co. Ltd.	1,300	28,564
Mitsui E&S Co. Ltd.	38,400	334,301
Mitsui High-Tec, Inc.	7,850	61,238
Mitsui Matsushima Holdings Co. Ltd.	5,600	193,471
Mitsui-Soko Holdings Co. Ltd.	11,400	363,373
Mitsuuroko Group Holdings Co. Ltd.	7,300	81,918
Miura Co. Ltd.	17,500	406,467
MIXI, Inc.	18,300	363,193
Mizuho Leasing Co. Ltd.	28,300	213,546
Mizuno Corp.	8,300	419,340
Mochida Pharmaceutical Co. Ltd.	9,000	211,394
Modec, Inc.	13,300	248,098
MonotaRO Co. Ltd.	17,900	253,040
Mori Hills REIT Investment Corp.	103	88,519
Morinaga & Co. Ltd.	24,000	460,611
Morinaga Milk Industry Co. Ltd.	9,600	230,384
MOS Food Services, Inc.	6,000	141,474
Musashi Seimitsu Industry Co. Ltd.	25,800	360,470

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Musashino Bank Ltd.	5,700	122,713
Nabtesco Corp.	38,100	754,261
Nachi-Fujikoshi Corp.	13,500	298,326
Nakanishi, Inc.	8,100	139,926
Nankai Electric Railway Co. Ltd.	24,200	428,282
Nanto Bank Ltd.	6,100	142,344
NEC Networks & System Integration Corp.	18,700	344,407
NET One Systems Co. Ltd.	20,748	419,240
Nexon Co. Ltd.	35,522	765,098
Nextage Co. Ltd.	7,600	103,474
Nichias Corp.	21,900	682,160
Nichicon Corp.	23,100	169,158
Nichiha Corp.	12,400	310,051
Nichireki Co. Ltd.	3,900	63,666
Nifco, Inc.	24,400	618,666
Nihon Kohden Corp.	38,200	588,639
Nihon M&A Center Holdings, Inc.	32,100	151,502
Nihon Parkerizing Co. Ltd.	33,900	279,913
Nikkiso Co. Ltd.	32,900	260,276
Nikkon Holdings Co. Ltd.	21,900	552,362
Nippn Corp.	27,400	430,721
Nippon Accommodations Fund, Inc.	39	166,881
Nippon Building Fund, Inc.	146	563,451
Nippon Carbon Co. Ltd.	3,000	99,163
Nippon Chemi-Con Corp. *	13,000	125,315
Nippon Denko Co. Ltd.	50,100	96,802
Nippon Densetsu Kogyo Co. Ltd.	19,100	256,901
Nippon Electric Glass Co. Ltd.	38,400	916,297
Nippon Gas Co. Ltd.	22,000	342,935
Nippon Kanzai Holdings Co. Ltd.	4,100	75,235
Nippon Kayaku Co. Ltd.	67,800	566,985
Nippon Light Metal Holdings Co. Ltd.	69,400	815,661
Nippon Paint Holdings Co. Ltd.	27,800	177,461
Nippon Prologis REIT, Inc.	156	257,743
NIPPON REIT Investment Corp.	41	90,102
Nippon Road Co. Ltd.	10,400	116,517
Nippon Sanso Holdings Corp.	6,700	218,968
Nippon Seiki Co. Ltd.	16,200	147,991
Nippon Sheet Glass Co. Ltd. *	82,000	229,545
Nippon Shinyaku Co. Ltd.	11,500	262,953
Nippon Shokubai Co. Ltd.	77,384	839,087
Nippon Soda Co. Ltd.	9,600	345,170
Nippon Television Holdings, Inc.	13,100	209,811
Nippon Thompson Co. Ltd.	25,600	102,976
Nippon Yakin Kogyo Co. Ltd.	5,210	170,986
Nipro Corp.	66,000	576,335
Nishimatsu Construction Co. Ltd.	12,700	413,937
Nishimatsuya Chain Co. Ltd.	15,000	228,477
Nishi-Nippon Financial Holdings, Inc.	28,100	382,601
Nishi-Nippon Railroad Co. Ltd.	26,800	445,001
Nishio Holdings Co. Ltd.	7,800	211,924
Nissan Chemical Corp.	5,700	183,916
Nissha Co. Ltd.	23,200	283,074
Nisshin Oillio Group Ltd.	14,600	503,826
Nisshinbo Holdings, Inc.	87,300	639,730
Nitta Corp.	6,100	165,831
Nittetsu Mining Co. Ltd.	7,200	228,332
Nitto Boseki Co. Ltd.	6,600	249,781
Nitto Kogyo Corp.	9,700	220,542
Noevir Holdings Co. Ltd.	2,500	96,661
NOF Corp.	37,700	540,259
Nojima Corp.	51,700	568,535
NOK Corp.	12,200	178,326
Nomura Co. Ltd.	31,400	182,355
Nomura Real Estate Holdings, Inc.	31,900	891,755
Nomura Real Estate Master Fund, Inc.	509	499,354
Noritake Co. Ltd.	12,500	331,955
Noritz Corp.	23,100	289,179
North Pacific Bank Ltd.	66,300	224,814
SECURITY	NUMBER OF SHARES	VALUE ($)
NPR-RIKEN Corp.	4,500	81,960
NS Solutions Corp.	16,200	371,507
NS United Kaiun Kaisha Ltd.	5,900	190,702
NSD Co. Ltd.	10,600	218,206
NTN Corp.	315,403	638,042
NTT UD REIT Investment Corp.	163	126,271
Obic Co. Ltd.	2,700	411,704
Odakyu Electric Railway Co. Ltd.	53,600	542,280
Ogaki Kyoritsu Bank Ltd.	7,900	122,218
Oiles Corp.	8,400	131,509
Okamoto Industries, Inc.	1,100	37,779
Okamura Corp.	28,100	413,417
Oki Electric Industry Co. Ltd.	74,300	504,233
Okinawa Cellular Telephone Co.	6,300	169,404
Okinawa Electric Power Co., Inc.	32,582	240,581
OKUMA Corp.	9,700	484,514
Okumura Corp.	13,600	464,365
Onoken Co. Ltd.	17,800	193,112
Onward Holdings Co. Ltd.	54,900	203,784
Open House Group Co. Ltd.	19,700	697,750
Open Up Group, Inc.	1,100	15,909
Oracle Corp.	4,300	351,005
Organo Corp.	3,000	136,065
Orient Corp.	30,560	214,293
Oriental Land Co. Ltd.	23,200	664,204
Oriental Shiraishi Corp.	10,200	23,641
Orix JREIT, Inc.	300	312,333
Osaka Soda Co. Ltd.	4,500	295,245
OSG Corp.	27,600	380,783
Pacific Industrial Co. Ltd.	31,900	331,407
Pack Corp.	4,600	120,464
PAL GROUP Holdings Co. Ltd.	1,800	24,705
PALTAC Corp.	6,000	184,058
Paramount Bed Holdings Co. Ltd.	12,100	203,739
Park24 Co. Ltd. *	23,000	246,067
Pasona Group, Inc.	11,100	174,853
Penta-Ocean Construction Co. Ltd.	134,900	598,883
PHC Holdings Corp. (c)	9,200	69,019
Pigeon Corp.	33,600	341,879
Pilot Corp.	10,200	306,386
Piolax, Inc.	8,900	145,813
Pola Orbis Holdings, Inc.	26,300	248,033
Press Kogyo Co. Ltd.	60,600	252,801
Pressance Corp.	2,500	33,802
Prima Meat Packers Ltd.	25,600	427,987
Qol Holdings Co. Ltd.	9,900	100,508
Raito Kogyo Co. Ltd.	18,000	261,161
Raiznext Corp.	4,200	51,606
Rakuten Group, Inc. *	123,283	723,261
Relo Group, Inc.	17,700	211,525
Resorttrust, Inc.	12,188	205,731
Restar Corp.	5,100	100,548
Retail Partners Co. Ltd.	27,400	307,223
Riken Technos Corp.	4,200	27,675
Rinnai Corp.	31,800	781,900
Rohto Pharmaceutical Co. Ltd.	21,800	512,058
Round One Corp.	32,000	190,529
Ryobi Ltd.	20,300	278,366
Ryoyo Ryosan Holdings, Inc.	18,180	348,391
S Foods, Inc.	16,200	321,466
Saibu Gas Holdings Co. Ltd.	11,400	145,977
Saizeriya Co. Ltd.	5,200	200,374
Sakai Chemical Industry Co. Ltd.	10,600	201,028
Sakai Moving Service Co. Ltd.	7,600	134,710
Sakata INX Corp.	10,600	124,552
Sakata Seed Corp.	6,100	140,652
SAMTY HOLDINGS Co. Ltd.	5,200	95,023
San-A Co. Ltd.	9,400	320,759
San-Ai Obbli Co. Ltd.	64,100	878,710

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sangetsu Corp.	16,600	330,266
San-In Godo Bank Ltd.	27,800	264,360
Sanken Electric Co. Ltd.	4,900	239,115
Sanki Engineering Co. Ltd.	28,700	448,735
Sankyo Co. Ltd.	30,400	337,561
Sanoh Industrial Co. Ltd.	15,152	100,597
Santen Pharmaceutical Co. Ltd.	82,300	987,697
Sanyo Chemical Industries Ltd.	7,450	204,200
Sanyo Denki Co. Ltd.	3,500	169,562
Sanyo Special Steel Co. Ltd.	13,400	189,909
Sapporo Holdings Ltd.	14,100	605,807
Sato Holdings Corp.	9,000	129,688
Sawai Group Holdings Co. Ltd.	5,200	228,278
SBS Holdings, Inc.	6,900	126,842
SCREEN Holdings Co. Ltd.	10,100	855,871
Scroll Corp.	14,400	98,573
SCSK Corp.	26,528	522,281
Sega Sammy Holdings, Inc.	39,700	642,897
Seibu Holdings, Inc.	42,855	804,470
Seikitokyu Kogyo Co. Ltd.	1,400	16,115
Seiko Group Corp.	11,700	349,705
Seiren Co. Ltd.	13,600	214,016
Sekisui House Reit, Inc.	347	183,360
Sekisui Jushi Corp.	10,100	170,172
Senko Group Holdings Co. Ltd.	72,300	552,519
Senshu Ikeda Holdings, Inc.	47,800	122,649
Seria Co. Ltd.	21,800	509,840
Seven Bank Ltd.	155,600	291,913
Sharp Corp. *	92,900	541,028
Shibaura Machine Co. Ltd.	7,200	176,951
Shiga Bank Ltd.	7,000	188,003
Shikoku Electric Power Co., Inc.	101,100	881,736
Shinagawa Refractories Co. Ltd.	2,000	24,465
Shindengen Electric Manufacturing Co. Ltd.	4,400	85,591
Shin-Etsu Polymer Co. Ltd.	8,800	94,459
Shinko Electric Industries Co. Ltd.	9,100	346,114
Shinmaywa Industries Ltd.	34,100	335,443
Shinnihon Corp.	2,300	25,616
Shinsho Corp.	700	40,871
Ship Healthcare Holdings, Inc.	32,300	493,047
Shizuoka Financial Group, Inc.	24,400	243,714
Shizuoka Gas Co. Ltd.	29,000	184,364
SHO-BOND Holdings Co. Ltd.	5,200	200,265
Shoei Foods Corp.	4,900	166,025
Showa Sangyo Co. Ltd.	5,300	115,688
Siix Corp.	21,700	180,813
Sinfonia Technology Co. Ltd.	9,300	197,710
Sintokogio Ltd.	3,600	26,726
SKY Perfect JSAT Holdings, Inc.	48,700	286,534
Skylark Holdings Co. Ltd.	43,500	596,090
Socionext, Inc.	5,200	105,007
Sodick Co. Ltd.	21,300	107,286
Sohgo Security Services Co. Ltd.	137,100	876,934
Sotetsu Holdings, Inc.	19,000	311,644
Square Enix Holdings Co. Ltd.	16,600	560,614
Star Micronics Co. Ltd.	9,900	138,931
Starts Corp., Inc.	12,900	297,559
Sugi Holdings Co. Ltd.	44,600	770,642
Sumida Corp.	9,726	69,053
Sumitomo Bakelite Co. Ltd.	16,200	456,061
Sumitomo Densetsu Co. Ltd.	2,600	71,450
Sumitomo Mitsui Construction Co. Ltd.	115,280	305,062
Sumitomo Osaka Cement Co. Ltd.	21,900	616,645
Sumitomo Pharma Co. Ltd. *	165,031	457,529
Sumitomo Riko Co. Ltd.	5,500	55,512
Sumitomo Seika Chemicals Co. Ltd.	4,500	159,457
Sumitomo Warehouse Co. Ltd.	19,300	362,938
Sun Frontier Fudousan Co. Ltd.	7,500	102,046
Sundrug Co. Ltd.	7,900	219,386
SECURITY	NUMBER OF SHARES	VALUE ($)
Suruga Bank Ltd.	35,600	282,512
SWCC Corp.	11,200	332,356
Systena Corp.	45,300	101,961
T Hasegawa Co. Ltd.	1,700	36,502
Tachibana Eletech Co. Ltd.	4,400	87,928
Tachi-S Co. Ltd.	19,000	251,791
Tadano Ltd.	40,700	302,629
Taihei Dengyo Kaisha Ltd.	1,800	63,522
Taikisha Ltd.	11,700	403,313
Taiyo Holdings Co. Ltd.	7,600	181,632
Takamatsu Construction Group Co. Ltd.	11,700	244,273
Takara Holdings, Inc.	72,363	549,008
Takara Standard Co. Ltd.	26,500	305,789
Takasago Thermal Engineering Co. Ltd.	18,500	728,584
Takashimaya Co. Ltd.	52,900	979,604
Takeuchi Manufacturing Co. Ltd.	8,200	262,297
Takuma Co. Ltd.	23,700	275,157
Tama Home Co. Ltd.	3,610	107,995
Tamron Co. Ltd.	1,400	39,598
Tamura Corp.	27,400	123,184
Tanseisha Co. Ltd.	20,500	126,384
TBS Holdings, Inc.	11,900	336,082
TechnoPro Holdings, Inc.	16,000	307,664
T-Gaia Corp.	17,300	448,045
THK Co. Ltd.	35,800	675,902
TKC Corp.	6,400	151,582
Toa Corp.	30,800	207,647
TOA ROAD Corp.	2,900	24,083
Toagosei Co. Ltd.	50,800	544,213
Tobishima Corp.	2,300	23,466
Tocalo Co. Ltd.	14,500	189,487
Toda Corp.	100,400	725,614
Toei Co. Ltd.	5,900	152,004
Toho Co. Ltd.	15,300	549,457
Toho Co. Ltd./ Kobe	1,400	29,721
Toho Holdings Co. Ltd.	37,500	1,090,442
Toho Zinc Co. Ltd. *	12,600	65,898
Tokai Carbon Co. Ltd.	88,800	569,076
Tokai Corp.	4,400	65,662
TOKAI Holdings Corp.	57,700	387,636
Tokai Rika Co. Ltd.	40,769	553,254
Tokai Tokyo Financial Holdings, Inc.	32,300	126,231
Token Corp.	5,650	446,405
Tokuyama Corp.	44,300	868,432
Tokyo Century Corp.	45,800	487,870
Tokyo Kiraboshi Financial Group, Inc.	700	21,097
Tokyo Ohka Kogyo Co. Ltd.	15,600	401,541
Tokyo Seimitsu Co. Ltd.	6,700	461,841
Tokyo Steel Manufacturing Co. Ltd.	25,800	328,230
Tokyo Tatemono Co. Ltd.	51,300	894,908
Tokyo Tekko Co. Ltd.	500	16,864
Tokyu Construction Co. Ltd.	54,400	286,054
Tomen Devices Corp.	600	28,346
Tomy Co. Ltd.	23,400	530,956
Topcon Corp.	28,900	298,915
Topre Corp.	33,400	458,306
Topy Industries Ltd.	2,300	35,607
Toshiba TEC Corp.	12,500	280,189
Totetsu Kogyo Co. Ltd.	13,800	299,040
Towa Pharmaceutical Co. Ltd.	10,100	206,645
Toyo Construction Co. Ltd.	28,000	285,582
Toyo Tire Corp.	45,000	734,213
Toyobo Co. Ltd.	86,200	591,835
Toyoda Gosei Co. Ltd.	9,500	173,458
Toyota Boshoku Corp.	45,500	613,143
TPR Co. Ltd.	20,300	335,759
Trancom Co. Ltd.	3,200	142,155
Transcosmos, Inc.	14,100	324,639
Trend Micro, Inc.	15,600	747,747

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trusco Nakayama Corp.	19,100	309,187
TS Tech Co. Ltd.	58,900	781,068
TSI Holdings Co. Ltd.	37,100	222,584
Tsubaki Nakashima Co. Ltd. *	19,800	103,320
Tsubakimoto Chain Co.	18,700	808,687
Tsugami Corp.	13,800	151,642
Tsumura & Co.	19,290	511,442
TV Asahi Holdings Corp.	15,590	217,270
Tv Tokyo Holdings Corp.	2,000	48,897
UACJ Corp.	22,030	627,246
Uchida Yoko Co. Ltd.	4,700	244,824
Ulvac, Inc.	12,000	735,323
Unipres Corp.	39,400	330,261
United Arrows Ltd.	11,100	157,862
United Super Markets Holdings, Inc. (c)	69,700	417,814
United Urban Investment Corp.	338	323,533
Ushio, Inc.	27,400	392,904
USS Co. Ltd.	54,246	489,272
UT Group Co. Ltd.	4,800	103,975
V Technology Co. Ltd.	6,200	120,622
Valor Holdings Co. Ltd.	43,100	733,062
Valqua Ltd.	4,900	119,858
VT Holdings Co. Ltd.	43,400	150,879
Wacoal Holdings Corp.	16,200	472,101
Wacom Co. Ltd.	47,500	229,065
Wakita & Co. Ltd.	6,600	73,713
Warabeya Nichiyo Holdings Co. Ltd.	10,700	184,739
Welcia Holdings Co. Ltd.	38,400	515,486
Workman Co. Ltd.	4,900	140,066
World Co. Ltd.	10,200	152,734
Xebio Holdings Co. Ltd.	20,114	162,251
YAMABIKO Corp.	15,500	219,601
Yamae Group Holdings Co. Ltd.	4,800	75,094
Yamaguchi Financial Group, Inc.	32,700	406,491
Yamaichi Electronics Co. Ltd.	1,200	25,579
Yamato Kogyo Co. Ltd.	6,300	332,934
Yamazen Corp.	54,000	558,575
Yaoko Co. Ltd.	7,692	470,447
Yellow Hat Ltd.	18,200	318,612
Yodogawa Steel Works Ltd.	12,100	454,998
Yokogawa Bridge Holdings Corp.	13,500	244,305
Yokorei Co. Ltd.	3,500	25,310
Yokowo Co. Ltd.	9,900	127,648
Yoshinoya Holdings Co. Ltd. (c)	12,000	230,912
Yuasa Trading Co. Ltd.	12,200	455,156
Yurtec Corp.	5,000	50,320
Zenkoku Hosho Co. Ltd.	6,400	264,732
Zensho Holdings Co. Ltd.	9,700	394,827
Zeon Corp.	62,500	552,004
ZERIA Pharmaceutical Co. Ltd.	6,600	96,402
Zojirushi Corp.	13,200	132,188
ZOZO, Inc.	11,600	339,589
		212,158,891

Luxembourg 0.2%
Espirito Santo Financial Group SA *(a)	69,773	0
L'Occitane International SA	56,250	243,709
RTL Group SA	18,554	584,341
Samsonite International SA	103,457	298,344
Spotify Technology SA *	428	147,206
		1,273,600

Netherlands 1.5%
Adyen NV *	497	607,949
AMG Critical Materials NV	3,738	63,590
Arcadis NV	10,898	778,347
ASM International NV	298	205,030
SECURITY	NUMBER OF SHARES	VALUE ($)
Basic-Fit NV *(c)	4,991	120,740
BE Semiconductor Industries NV	3,653	470,596
Corbion NV	13,835	309,701
Eurocommercial Properties NV	9,515	236,993
Euronext NV	5,478	553,842
Flow Traders Ltd.	2,165	36,092
Fugro NV	18,144	484,590
IMCD NV	1,285	184,775
JDE Peet's NV	17,750	390,335
Koninklijke BAM Groep NV	122,753	508,734
Koninklijke Heijmans NV	11,904	344,181
Koninklijke Vopak NV	12,725	568,465
OCI NV	21,100	508,518
PostNL NV	190,827	281,757
Qiagen NV *	14,332	637,687
RHI Magnesita NV	6,022	284,206
SBM Offshore NV	13,157	213,226
TKH Group NV	10,647	466,570
Van Lanschot Kempen NV	4,681	202,590
Wereldhave NV	8,804	132,060
		8,590,574

New Zealand 0.7%
a2 Milk Co. Ltd. *	98,856	466,555
Air New Zealand Ltd.	174,274	60,157
Auckland International Airport Ltd.	60,760	270,487
Chorus Ltd.	19,672	92,492
Contact Energy Ltd.	146,248	739,836
Fisher & Paykel Healthcare Corp. Ltd.	40,580	783,390
Genesis Energy Ltd.	72,530	95,829
Infratil Ltd.	29,396	188,848
Mainfreight Ltd.	8,942	396,976
Mercury NZ Ltd.	85,812	351,368
Meridian Energy Ltd.	168,994	653,749
Ryman Healthcare Ltd. *	49,290	133,235
SKYCITY Entertainment Group Ltd.	60,816	56,366
Xero Ltd. *	703	64,055
		4,353,343

Norway 1.6%
AF Gruppen ASA	2,393	29,522
Aker ASA, A Shares	2,554	149,822
Aker Solutions ASA	53,552	255,504
Austevoll Seafood ASA	42,474	350,778
Bluenord ASA *	531	24,821
Borregaard ASA	13,504	231,449
DNO ASA	383,306	390,342
Elkem ASA *	221,288	461,814
Europris ASA	36,327	216,751
Frontline PLC	3,214	79,096
Frontline PLC	2,728	67,234
Gjensidige Forsikring ASA	27,364	462,938
Golden Ocean Group Ltd.	11,431	142,068
Grieg Seafood ASA	12,042	70,250
Hoegh Autoliners ASA	5,733	62,665
Kongsberg Gruppen ASA	5,605	563,609
Leroy Seafood Group ASA	91,109	395,814
MPC Container Ships ASA	62,479	131,083
Norconsult Norge AS	12,573	37,913
Nordic Semiconductor ASA *	6,088	75,298
Norske Skog ASA	12,317	45,734
Odfjell Drilling Ltd.	26,571	138,861
Opera Ltd., ADR	2,808	35,325
Protector Forsikring ASA	871	18,000
Salmar ASA	7,377	424,434
Schibsted ASA, A Shares	8,954	257,362
Schibsted ASA, B Shares	12,766	347,038

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SFL Corp. Ltd.	4,813	56,986
SpareBank 1 Nord Norge	25,680	253,961
SpareBank 1 SMN	25,657	382,976
SpareBank 1 SR-Bank ASA	27,097	347,861
Sparebanken Vest	4,350	55,888
Stolt-Nielsen Ltd.	7,264	284,951
Storebrand ASA	59,651	598,715
TGS ASA	55,764	681,890
TOMRA Systems ASA	23,252	383,269
Var Energi ASA	129,150	411,422
Veidekke ASA	7,921	88,571
Wallenius Wilhelmsen ASA	35,895	333,761
Wilh Wilhelmsen Holding ASA, Class A	784	27,773
Wilh Wilhelmsen Holding ASA, Class B	364	12,477
		9,386,026

Philippines 0.0%
TELUS International CDA, Inc. *	7,857	53,095

Poland 1.2%
Alior Bank SA	19,415	465,367
Allegro.eu SA *	21,574	198,179
Asseco Poland SA	23,883	506,205
Bank Handlowy w Warszawie SA	469	11,503
Bank Polska Kasa Opieki SA	17,899	725,108
Budimex SA	383	61,637
CCC SA *	7,686	244,375
CD Projekt SA	3,946	158,398
Cognor Holding SA *	16,607	32,764
Cyfrowy Polsat SA *	170,008	556,171
Dino Polska SA *	2,331	207,007
Enea SA *	214,673	596,841
Eurocash SA *	19,442	57,421
Grupa Azoty SA *	53,762	244,822
Grupa Kety SA	1,918	397,867
Jastrzebska Spolka Weglowa SA *	41,441	279,013
KRUK SA	1,536	171,911
LPP SA	83	318,217
mBank SA *	1,239	194,777
Orange Polska SA	286,248	573,525
Santander Bank Polska SA	3,363	443,171
Tauron Polska Energia SA *	731,730	701,141
		7,145,420

Portugal 0.3%
Banco Comercial Portugues SA, Class R	424,647	179,011
Navigator Co. SA	71,371	289,583
NOS SGPS SA	91,929	353,687
REN - Redes Energeticas Nacionais SGPS SA	101,841	258,268
Sonae SGPS SA	534,331	545,026
		1,625,575

Republic of Korea 7.6%
Amorepacific Corp.	7,757	1,031,009
AMOREPACIFIC Group	16,231	369,330
Asia Paper Manufacturing Co. Ltd.	14,390	88,216
Asiana Airlines, Inc. *	34,710	252,726
BGF retail Co. Ltd.	2,920	220,551
BH Co. Ltd.	8,210	130,398
Binggrae Co. Ltd.	501	32,678
Celltrion, Inc.	5,044	755,069
Cheil Worldwide, Inc.	24,795	321,048
Chong Kun Dang Pharmaceutical Corp.	1,652	134,552
CJ ENM Co. Ltd. *	7,792	434,787
SECURITY	NUMBER OF SHARES	VALUE ($)
CJ Logistics Corp.	6,362	458,837
Com2uSCorp	2,619	72,492
Cosmax, Inc.	1,118	126,487
Coway Co. Ltd.	4,372	200,018
Daeduck Electronics Co. Ltd.	10,324	167,673
Daesang Corp.	18,433	327,738
Daesang Holdings Co. Ltd.	15,603	106,192
Daewoo Engineering & Construction Co. Ltd. *	160,053	487,351
Daishin Securities Co. Ltd.	1,696	20,830
Daou Data Corp.	9,385	80,229
Daou Technology, Inc.	19,364	262,574
DB HiTek Co. Ltd.	8,165	325,170
Delivery Hero SE *	7,917	176,139
DGB Financial Group, Inc.	96,084	571,294
DL Holdings Co. Ltd.	6,564	269,991
Dongjin Semichem Co. Ltd.	4,443	118,119
Doosan Bobcat, Inc.	10,379	314,112
Doosan Co. Ltd.	5,204	667,294
E1 Corp.	2,076	114,751
Ecopro BM Co. Ltd. *	172	22,836
Ecopro Co. Ltd. *	960	65,262
F&F Co. Ltd.	1,887	79,601
Fila Holdings Corp.	17,084	536,335
Gradiant Corp.	10,097	92,164
Green Cross Corp.	1,027	100,331
Green Cross Holdings Corp.	8,953	99,564
GS Global Corp.	45,863	114,271
GS Retail Co. Ltd.	29,871	462,834
Handsome Co. Ltd.	13,021	165,668
Hanjin Transportation Co. Ltd.	4,972	70,077
Hanmi Pharm Co. Ltd.	439	92,772
Hanon Systems	58,252	189,474
Hansol Chemical Co. Ltd.	1,169	139,692
Hanwha Aerospace Co. Ltd.	3,940	826,713
Hanwha General Insurance Co. Ltd.	90,408	371,853
Hanwha Life Insurance Co. Ltd.	293,355	667,358
Hanwha Systems Co. Ltd.	2,130	29,333
Harim Holdings Co. Ltd.	71,844	308,152
HD Hyundai Construction Equipment Co. Ltd.	6,187	268,593
HD Hyundai Heavy Industries Co. Ltd. *	1,076	166,281
HD Hyundai Infracore Co. Ltd. *	42,993	250,455
HD HYUNDAI MIPO *	3,845	330,779
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	10,302	1,562,768
HDC Holdings Co. Ltd.	8,169	59,332
HDC Hyundai Development Co-Engineering & Construction, Class E	41,230	691,638
Hite Jinro Co. Ltd.	11,069	167,963
HL Mando Co. Ltd.	19,267	549,616
Hotel Shilla Co. Ltd.	5,950	217,181
HS Hyosung Corp. *	903	41,836
HYBE Co. Ltd.	126	16,208
Hyosung Advanced Materials Corp.	762	174,200
Hyosung Corp.	4,056	135,833
Hyosung Heavy Industries Corp.	1,328	301,441
Hyosung TNC Corp.	2,268	499,985
HYUNDAI Corp.	7,651	119,040
Hyundai Department Store Co. Ltd.	9,661	331,923
Hyundai Elevator Co. Ltd.	5,609	175,034
Hyundai Green Food	23,912	219,334
Hyundai Home Shopping Network Corp.	1,192	42,355
Hyundai Marine & Fire Insurance Co. Ltd.	8,243	216,915
Hyundai Rotem Co. Ltd.	5,185	184,836
Hyundai Wia Corp.	13,050	501,683
Innocean Worldwide, Inc.	6,431	92,401
INTOPS Co. Ltd.	4,503	72,332
IS Dongseo Co. Ltd.	7,043	126,345

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JB Financial Group Co. Ltd.	54,505	575,402
Kakao Corp.	14,921	428,786
Kangwon Land, Inc.	20,469	215,819
KCC Corp.	1,959	472,832
KCC Glass Corp.	5,970	182,185
KEPCO Plant Service & Engineering Co. Ltd.	7,730	221,838
KG Chemical Corp.	34,865	115,734
KG Dongbusteel	13,921	64,107
KISWIRE Ltd.	6,542	95,591
KIWOOM Securities Co. Ltd.	3,311	321,822
Kolmar Korea Co. Ltd.	2,503	118,286
Kolon Industries, Inc.	15,354	416,225
Korea Aerospace Industries Ltd.	5,620	233,576
Korea Electric Terminal Co. Ltd.	2,554	114,184
Korea Investment Holdings Co. Ltd.	13,504	725,520
Korea Line Corp. *	56,354	88,619
Korea Petrochemical Ind Co. Ltd.	2,905	241,963
Korean Reinsurance Co.	58,078	350,287
Krafton, Inc. *	2,236	482,123
Kukdo Chemical Co. Ltd.	2,817	73,881
Kumho Tire Co., Inc. *	32,553	121,671
Kwang Dong Pharmaceutical Co. Ltd.	25,534	124,188
L&F Co. Ltd. *	161	13,466
LF Corp.	3,932	41,509
LG Energy Solution Ltd. *	1,354	322,319
LIG Nex1 Co. Ltd.	239	34,748
Lotte Chilsung Beverage Co. Ltd.	1,069	110,930
Lotte Corp.	14,118	254,708
LOTTE Fine Chemical Co. Ltd.	7,886	267,819
Lotte Rental Co. Ltd.	11,881	260,699
Lotte Shopping Co. Ltd.	3,509	158,528
LS Corp.	8,693	737,293
LS Electric Co. Ltd.	4,174	561,881
LX Hausys Ltd.	8,321	284,027
LX International Corp.	31,149	698,640
LX Semicon Co. Ltd.	3,514	192,624
Macquarie Korea Infrastructure Fund	6,683	59,790
Magnachip Semiconductor Corp. *	7,872	40,069
Mcnex Co. Ltd.	7,064	107,917
Meritz Financial Group, Inc.	16,784	1,034,496
Mirae Asset Securities Co. Ltd.	66,641	378,399
Namyang Dairy Products Co. Ltd.	37	14,082
NCSoft Corp.	3,624	465,024
Netmarble Corp. *	2,392	111,196
Nexen Tire Corp.	18,268	103,191
NH Investment & Securities Co. Ltd.	40,043	406,759
NHN Corp.	8,916	125,066
NICE Holdings Co. Ltd.	5,358	40,630
NongShim Co. Ltd.	975	343,053
OCI Holdings Co. Ltd.	4,180	224,783
Orion Corp.	4,698	301,055
Orion Holdings Corp.	15,489	168,837
Ottogi Corp.	279	88,649
Pan Ocean Co. Ltd.	94,869	268,082
Partron Co. Ltd.	28,550	157,621
Poongsan Corp.	11,949	509,708
POSCO Future M Co. Ltd.	536	83,639
Posco International Corp.	15,427	600,329
S-1 Corp.	7,952	327,898
Samchully Co. Ltd.	2,787	183,498
Samsung Biologics Co. Ltd. *	34	23,327
Samsung Card Co. Ltd.	12,009	368,663
Samsung E&A Co. Ltd. *	31,686	661,851
Samsung Heavy Industries Co. Ltd. *	63,230	542,085
Samsung Securities Co. Ltd.	16,283	532,731
SAMT Co. Ltd.	45,691	117,709
Samyang Corp.	2,819	101,622
SD Biosensor, Inc. *	20,184	141,754
SeAH Besteel Holdings Corp.	10,489	144,976
SECURITY	NUMBER OF SHARES	VALUE ($)
SeAH Steel Corp.	850	78,463
SeAH Steel Holdings Corp.	343	44,839
Sebang Global Battery Co. Ltd.	3,078	207,536
Seegene, Inc.	11,410	179,308
Seohee Construction Co. Ltd.	121,725	118,500
Seoul Semiconductor Co. Ltd.	20,901	139,558
Seoyon Co. Ltd.	1,249	7,581
Seoyon E-Hwa Co. Ltd.	8,571	102,367
SFA Engineering Corp.	9,988	184,847
Shinsegae, Inc.	4,681	519,061
SIMMTECH Co. Ltd.	5,605	124,776
SK Chemicals Co. Ltd.	4,649	168,877
SK Discovery Co. Ltd.	10,888	302,458
SK Gas Ltd.	1,892	246,266
SK Networks Co. Ltd.	143,512	487,111
SK Square Co. Ltd. *	2,458	155,909
SKC Co. Ltd. *	3,346	333,616
SL Corp.	5,928	160,605
SNT Motiv Co. Ltd.	2,876	90,112
Songwon Industrial Co. Ltd.	7,178	62,007
Soulbrain Co. Ltd.	942	181,980
Sungwoo Hitech Co. Ltd.	36,914	203,721
Taekwang Industrial Co. Ltd.	83	36,635
Taihan Electric Wire Co. Ltd. *	3,142	31,625
TKG Huchems Co. Ltd.	7,108	98,786
Unid Co. Ltd.	1,868	117,279
WONIK IPS Co. Ltd. *	7,178	199,120
Young Poong Corp.	495	113,770
Youngone Corp.	11,013	313,013
Youngone Holdings Co. Ltd.	3,897	230,726
Yuhan Corp.	5,557	382,877
		44,713,900

Singapore 1.5%
AEM Holdings Ltd. *	13,534	17,075
BW LPG Ltd.	20,242	328,938
CapitaLand Ascendas REIT	274,921	561,267
CapitaLand Ascott Trust	221,004	149,217
CapitaLand China Trust	139,300	71,953
CapitaLand Integrated Commercial Trust	317,101	495,323
CapitaLand Investment Ltd.	224,298	454,772
City Developments Ltd.	88,400	352,420
ESR-LOGOS REIT	116,900	24,050
Frasers Logistics & Commercial Trust	176,100	130,900
Genting Singapore Ltd.	729,600	463,627
Geo Energy Resources Ltd.	42,800	9,286
Hafnia Ltd.	11,336	89,820
IGG, Inc. *	654,900	237,088
Jardine Cycle & Carriage Ltd.	9,500	184,983
Keppel DC REIT	21,500	32,643
Keppel Infrastructure Trust	835,715	300,792
Keppel Ltd.	198,600	988,405
Kulicke & Soffa Industries, Inc.	2,891	136,368
Manulife U.S. Real Estate Investment Trust *	1,168,100	94,927
Mapletree Industrial Trust	128,266	222,556
Mapletree Logistics Trust	203,932	197,715
Mapletree Pan Asia Commercial Trust	153,192	147,340
Netlink NBN Trust	273,900	174,171
SATS Ltd.	104,549	257,015
Sea Ltd., ADR *	2,444	160,571
Seatrium Ltd. *	84,173	105,994
Sembcorp Industries Ltd.	112,800	403,324
Sheng Siong Group Ltd.	45,600	52,519
Singapore Exchange Ltd.	71,900	530,112
Singapore Post Ltd.	154,400	50,824
Singapore Technologies Engineering Ltd.	215,500	713,473
StarHub Ltd.	39,100	37,149

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Suntec Real Estate Investment Trust	150,900	133,534
UOL Group Ltd.	91,901	371,309
		8,681,460

South Africa 0.0%
Scatec ASA *	2,984	24,086

Spain 1.3%
Abengoa SA, B Shares *(a)	66,135,341	72
Almirall SA	13,832	137,889
Applus Services SA *	2,433	33,651
Atresmedia Corp. de Medios de Comunicacion SA	22,052	111,493
Bankinter SA	88,352	754,654
Befesa SA	7,943	246,603
Caja de Ahorros del Mediterraneo *(a)	5,382	0
Cellnex Telecom SA *	5,122	178,638
Cia de Distribucion Integral Logista Holdings SA	11,250	333,159
CIE Automotive SA	10,557	308,364
Construcciones y Auxiliar de Ferrocarriles SA	5,929	224,469
Corp. ACCIONA Energias Renovables SA	6,682	141,123
Ebro Foods SA	2,976	51,604
EDP Renovaveis SA	17,171	266,941
Elecnor SA	1,898	41,185
Ence Energia y Celulosa SA *	39,401	138,428
Faes Farma SA	55,957	214,223
Fluidra SA	13,280	295,861
Gestamp Automocion SA	97,511	282,811
Grupo Catalana Occidente SA	1,928	83,352
Indra Sistemas SA	18,628	373,564
Inmobiliaria Colonial Socimi SA	35,883	208,741
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	42,276	50,603
Mapfre SA	71,425	173,094
Melia Hotels International SA	16,154	123,688
Merlin Properties Socimi SA	57,165	652,817
Naturgy Energy Group SA	7,130	171,717
Obrascon Huarte Lain SA *(c)	203,581	70,672
Prosegur Compania de Seguridad SA	159,985	297,115
Sacyr SA	121,119	427,911
Unicaja Banco SA	180,650	243,158
Vidrala SA	2,905	302,330
Viscofan SA	7,045	469,746
		7,409,676

Sweden 4.2%
AAK AB	22,737	654,304
AcadeMedia AB	9,083	46,733
AddLife AB, B Shares	13,949	204,518
AddTech AB, B Shares	11,169	360,411
AFRY AB	27,504	498,534
Alleima AB	30,880	224,403
Ambea AB	25,678	191,430
Arjo AB, B Shares	54,175	209,963
Atea ASA *	5,401	71,877
Attendo AB	8,389	36,661
Avanza Bank Holding AB	6,105	137,142
Axfood AB	18,301	453,885
Beijer Alma AB	5,142	105,362
Beijer Ref AB	16,942	269,033
Betsson AB, Class B *	26,492	315,331
BHG Group AB *	10,662	15,735
Bilia AB, A Shares	38,129	474,577
Billerud Aktiebolag	84,156	847,417
SECURITY	NUMBER OF SHARES	VALUE ($)
Bonava AB, B Shares *	235,790	192,923
Bravida Holding AB	51,801	419,286
Castellum AB *	40,203	503,611
Clas Ohlson AB, B Shares	13,633	216,571
Cloetta AB, B Shares	67,798	145,482
Coor Service Management Holding AB	34,537	139,287
Corem Property Group AB, B Shares	59,898	53,489
Dometic Group AB	82,121	563,434
Dustin Group AB *	101,522	109,282
Electrolux Professional AB, B Shares	29,083	183,068
Elekta AB, B Shares	59,891	376,002
Embracer Group AB *	52,904	135,365
EQT AB	11,890	384,997
Evolution AB	4,392	425,450
Fabege AB	24,415	204,735
Fastighets AB Balder, B Shares *	41,295	304,523
Getinge AB, B Shares	36,921	720,988
Granges AB	33,618	410,405
Hexpol AB	46,963	525,232
Holmen AB, B Shares	16,052	631,037
Husqvarna AB, B Shares	80,251	541,947
Industrivarden AB, A Shares	9,913	340,057
Industrivarden AB, C Shares	12,407	420,562
Indutrade AB	20,224	594,688
Instalco AB	23,283	110,901
Intrum AB (c)	69,692	272,486
Investment AB Latour, B Shares	7,470	219,367
Inwido AB	16,362	270,035
JM AB	32,737	638,229
Kinnevik AB, Class B *	41,724	349,836
KNOW IT AB	1,293	19,704
L E Lundbergforetagen AB, B Shares	6,727	340,074
Lagercrantz Group AB, B Shares	7,784	131,431
Lifco AB, B Shares	11,032	327,281
Lindab International AB	14,935	369,503
Loomis AB	22,201	707,440
MEKO AB	3,044	31,949
Munters Group AB	1,301	28,167
Mycronic AB	5,903	206,996
NCAB Group AB (c)	10,352	75,730
NCC AB, B Shares	47,441	732,477
New Wave Group AB, B Shares	16,774	177,634
Nibe Industrier AB, B Shares	103,414	454,426
Nolato AB, B Shares	40,202	215,888
Nordnet AB publ	1,227	25,068
Nyfosa AB	2,575	26,354
Pandox AB	10,862	201,504
Peab AB, B Shares	137,552	1,025,909
Ratos AB, B Shares	100,465	323,253
Resurs Holding AB	70,141	149,986
Saab AB, B Shares	36,870	851,366
Sagax AB, B Shares	5,277	130,365
Samhallsbyggnadsbolaget i Norden AB	483,201	306,315
Samhallsbyggnadsbolaget i Norden AB, D Shares	29,935	21,887
Scandic Hotels Group AB *	37,325	227,166
Sinch AB *	82,008	222,277
Stillfront Group AB *	54,884	45,889
Storskogen Group AB, B Shares	300,649	244,123
Sweco AB, B Shares	31,278	505,499
Swedish Orphan Biovitrum AB *	15,575	406,929
Thule Group AB	14,970	413,881
Wihlborgs Fastigheter AB	26,394	267,346
		24,734,408

Switzerland 3.2%
Accelleron Industries AG	6,912	342,038
Allreal Holding AG	2,001	356,731

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ALSO Holding AG	1,449	439,324
Aryzta AG *	103,548	198,234
Autoneum Holding AG	880	138,230
Avolta AG *	15,060	568,235
Banque Cantonale Vaudoise	2,338	248,173
Belimo Holding AG	647	392,224
Bell Food Group AG	237	67,097
BKW AG	2,052	371,189
Bossard Holding AG, Class A	178	45,369
Bucher Industries AG	1,494	605,263
Burckhardt Compression Holding AG	174	121,235
Bystronic AG	145	52,160
Cembra Money Bank AG	4,687	409,278
Clariant AG *	47,643	706,715
Comet Holding AG	477	191,125
Daetwyler Holding AG	831	172,875
DKSH Holding AG	3,026	237,185
DocMorris AG *	403	20,415
dormakaba Holding AG	652	394,890
DSM-Firmenich AG	20,546	2,623,085
Emmi AG	312	328,084
EMS-Chemie Holding AG	642	536,863
Flughafen Zurich AG	1,743	403,389
Forbo Holding AG	212	228,358
Galenica AG	2,533	220,316
Garrett Motion, Inc. *	4,009	35,119
Georg Fischer AG	2,806	206,174
Helvetia Holding AG	5,385	803,329
Huber & Suhner AG	3,624	317,334
Implenia AG	3,281	118,903
Inficon Holding AG	126	187,875
International Workplace Group PLC	309,060	686,206
Interroll Holding AG	54	174,485
Kardex Holding AG	393	119,684
Komax Holding AG	385	58,513
Landis & Gyr Group AG *	4,041	366,038
Mobilezone Holding AG	1,585	25,847
Mobimo Holding AG	705	211,153
OC Oerlikon Corp. AG	84,549	475,601
PSP Swiss Property AG	2,611	348,910
Schweiter Technologies AG	318	149,263
SFS Group AG	2,769	404,377
Siegfried Holding AG *	231	269,243
SIG Group AG *	28,064	589,346
St. Galler Kantonalbank AG	268	132,209
Stadler Rail AG	7,468	228,560
Straumann Holding AG	3,224	415,740
Sulzer AG	2,522	374,940
Swiss Prime Site AG	1,864	186,811
Tecan Group AG	768	286,784
Temenos AG	5,357	371,982
u-blox Holding AG *	870	79,592
Valiant Holding AG	2,038	231,488
VAT Group AG	930	466,056
Vontobel Holding AG	4,600	301,403
Zehnder Group AG	1,914	120,552
		19,161,597

Thailand 0.0%
Thai Beverage PCL	350,500	132,359

Turkey 0.1%
Eldorado Gold Corp. *	25,027	424,352

SECURITY	NUMBER OF SHARES	VALUE ($)
United Kingdom 9.6%
4imprint Group PLC	2,552	199,272
AG Barr PLC	4,387	36,345
Airtel Africa PLC	376,358	551,790
Allfunds Group PLC	21,188	127,349
Ashmore Group PLC	91,445	202,927
ASOS PLC *(c)	75,060	349,306
Assura PLC	226,359	118,790
Auto Trader Group PLC	42,872	449,078
Babcock International Group PLC	40,061	274,032
Bank of Georgia Group PLC	4,098	240,918
Bausch & Lomb Corp. *	2,342	40,202
Beazley PLC	58,309	512,507
Big Yellow Group PLC	11,885	184,829
Bodycote PLC	47,573	425,525
boohoo Group PLC *(c)	85,476	35,492
Breedon Group PLC	30,233	168,179
British Land Co. PLC	134,404	712,381
Britvic PLC	40,633	663,551
Capita PLC *	525,147	130,835
Capricorn Energy PLC	10,445	25,620
Card Factory PLC	106,525	163,784
Carnival PLC *	13,020	200,047
Carnival PLC, ADR *	3,322	50,926
Chemring Group PLC	41,992	223,489
Clarkson PLC	3,500	204,049
Close Brothers Group PLC	66,289	436,127
Coats Group PLC	325,063	374,007
Computacenter PLC	16,294	564,197
Conduit Holdings Ltd.	3,875	26,053
Constellium SE, Class A *	7,148	127,306
ConvaTec Group PLC	183,860	553,966
Cranswick PLC	14,286	875,110
Crest Nicholson Holdings PLC	135,913	463,316
CVS Group PLC	2,786	40,830
Deliveroo PLC, Class A *(c)	77,560	131,514
Derwent London PLC	11,112	328,270
Diploma PLC	7,088	405,258
DiscoverIE Group PLC	11,295	98,309
Diversified Energy Co. PLC (c)	5,474	90,434
Domino's Pizza Group PLC	36,101	150,113
Dr. Martens PLC	171,605	156,893
Drax Group PLC	116,196	971,936
Dunelm Group PLC	17,796	282,262
easyJet PLC	80,926	468,825
Elementis PLC	129,259	265,538
Endava PLC, ADR *	1,311	41,769
Endeavour Mining PLC (b)	4,338	95,454
Endeavour Mining PLC (b)	17,603	393,207
EnQuest PLC *	1,184,842	201,364
Essentra PLC	143,198	314,791
Evoke PLC *	86,757	65,859
FDM Group Holdings PLC	22,683	124,076
Ferrexpo PLC *	427,440	318,158
Fevertree Drinks PLC	2,511	29,779
Forterra PLC	62,167	139,943
Frasers Group PLC *	26,959	311,156
Fresnillo PLC	48,339	366,309
Future PLC	14,708	211,683
Games Workshop Group PLC	2,508	332,646
Gamma Communications PLC	2,501	47,777
Genuit Group PLC	48,076	315,926
Genus PLC	7,154	167,651
Georgia Capital PLC *	1,430	19,670
Grafton Group PLC	16,021	223,193
Grainger PLC	71,158	221,023
Greggs PLC	13,095	527,356
Halfords Group PLC	162,002	321,973

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Halma PLC	25,913	886,965
Hammerson PLC	366,287	135,708
Hargreaves Lansdown PLC	45,412	645,127
Hikma Pharmaceuticals PLC	29,935	731,906
Hill & Smith PLC	11,316	334,501
Hilton Food Group PLC	29,702	356,633
Hiscox Ltd.	20,992	342,815
Hochschild Mining PLC *	134,186	313,159
Howden Joinery Group PLC	77,650	938,803
Hunting PLC	62,615	367,705
Ibstock PLC	113,796	268,589
IG Group Holdings PLC	22,258	268,803
IMI PLC	37,707	918,426
InterContinental Hotels Group PLC	1,915	192,928
Intermediate Capital Group PLC	29,503	832,773
International Consolidated Airlines Group SA *	177,486	379,216
Investec PLC	78,410	620,853
J D Wetherspoon PLC *	17,566	168,574
JD Sports Fashion PLC	416,572	704,775
JET2 PLC	4,542	83,381
Johnson Service Group PLC	17,532	36,692
Jupiter Fund Management PLC	297,544	336,448
Just Eat Takeaway.com NV *	27,035	344,544
Just Group PLC	318,560	494,387
Keller Group PLC	41,770	800,092
Kier Group PLC	223,346	464,842
Lancashire Holdings Ltd.	19,351	157,718
Land Securities Group PLC	94,437	772,250
Liontrust Asset Management PLC	2,549	21,861
LondonMetric Property PLC	53,909	139,380
Mapeley Ltd. *(a)	2,199	0
Marshalls PLC	59,781	267,443
Mears Group PLC	7,289	33,921
Mitchells & Butlers PLC *	82,331	329,812
Mitie Group PLC	263,250	410,166
Mobico Group PLC	531,994	385,399
MONY Group PLC	87,036	265,690
Morgan Advanced Materials PLC	83,928	367,735
Morgan Sindall Group PLC	16,582	612,482
Ninety One PLC	59,862	133,315
Ocado Group PLC *	43,320	226,528
OSB Group PLC	84,206	557,148
Oxford Instruments PLC	4,807	155,109
Pagegroup PLC	95,266	524,841
Paragon Banking Group PLC	37,185	384,244
PayPoint PLC	2,887	25,636
Pennon Group PLC	74,392	594,754
Pepco Group NV *	26,196	126,711
Petrofac Ltd. *	327,412	64,777
Pets at Home Group PLC	120,675	475,950
Pinewood Technologies Group PLC	19,964	91,238
Playtech PLC *	53,791	390,703
Polar Capital Holdings PLC	4,489	34,802
Premier Foods PLC	144,877	335,244
Primary Health Properties PLC	112,798	134,362
PZ Cussons PLC	52,121	70,854
QinetiQ Group PLC	95,680	594,399
Quilter PLC	363,603	624,954
Rathbones Group PLC	5,622	139,180
Reach PLC	149,660	203,170
Redrow PLC	79,080	758,655
Renew Holdings PLC	2,648	37,086
Renewi PLC	25,948	225,158
Renishaw PLC	3,398	165,427
Rightmove PLC	41,759	310,263
Rolls-Royce Holdings PLC *	224,722	1,301,186
Rotork PLC	112,451	523,355
RS Group PLC	19,866	208,709
SECURITY	NUMBER OF SHARES	VALUE ($)
RWS Holdings PLC	23,386	57,338
Safestore Holdings PLC	16,564	172,123
Savills PLC	37,518	615,431
Schroders PLC	142,289	719,054
Segro PLC	55,112	648,702
Senior PLC	46,259	97,290
Serco Group PLC	341,389	838,876
Serica Energy PLC	15,750	26,751
Softcat PLC	9,985	208,895
Spectris PLC	4,986	195,587
Spirax Group PLC	5,655	660,204
Spire Healthcare Group PLC	62,106	204,492
Spirent Communications PLC	120,168	268,411
SSP Group PLC	134,278	315,783
St. James's Place PLC	32,162	283,308
SThree PLC	54,616	288,268
Subsea 7 SA	10,957	210,758
Synthomer PLC *	85,857	292,261
Tate & Lyle PLC	24,616	208,067
TBC Bank Group PLC	4,856	193,522
Telecom Plus PLC	11,999	293,227
THG PLC *	215,108	184,097
TI Fluid Systems PLC	219,538	371,793
TORM PLC, Class A	2,045	79,190
TP ICAP Group PLC	263,567	750,505
Tritax Big Box REIT PLC	110,693	235,286
Tullow Oil PLC *	496,384	195,394
UNITE Group PLC	14,959	183,356
Vanquis Banking Group PLC	87,982	61,982
Vesuvius PLC	87,884	545,226
Victrex PLC	18,530	262,034
Virgin Money U.K. PLC	192,776	533,108
Vistry Group PLC *	57,768	1,028,925
Watches of Switzerland Group PLC *	40,401	211,870
Weir Group PLC	32,611	851,304
WH Smith PLC	12,627	214,848
Whitbread PLC	5,349	200,427
Wickes Group PLC	99,679	193,495
Workspace Group PLC	15,700	123,775
Zigup PLC	114,378	624,359
		56,691,832

United States 0.0%
SolarEdge Technologies, Inc. *	1,968	56,796
Total Common Stocks (Cost $462,423,980)		587,503,037

PREFERRED STOCKS 0.2% OF NET ASSETS

Germany 0.1%
Draegerwerk AG & Co. KGaA	1,747	91,874
Jungheinrich AG	3,188	100,916
KSB SE & Co. KGaA	72	49,247
Sartorius AG	885	251,005
Schaeffler AG	20,358	111,501
Sixt SE	959	53,178
STO SE & Co. KGaA	214	28,644
		686,365

Italy 0.1%
Danieli & C Officine Meccaniche SpA	7,832	225,785

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.0%
Daishin Securities Co. Ltd.	1,879	20,928
Total Preferred Stocks (Cost $780,278)		933,078

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)	9,173	24,014
Total Warrants (Cost $0)		24,014

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	3,546,588	3,546,588
Total Short-Term Investments (Cost $3,546,588)		3,546,588
Total Investments in Securities (Cost $466,750,846)		592,006,717

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	11	1,314,335	30,839

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(b)	Security is traded on separate exchanges for the same issuer.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $3,342,676.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

Schwab Fundamental International Small Equity Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$9,946,990	$—	$9,946,990
Australia	1,477,995	29,375,262	0 *	30,853,257
Austria	487,274	2,994,335	—	3,481,609
Belgium	494,619	5,696,579	—	6,191,198
Brazil	147,765	—	—	147,765
Canada	42,399,476	38,401	—	42,437,877
China	759,764	4,166,822	—	4,926,586
Denmark	1,930,470	9,171,184	—	11,101,654
Finland	1,881,942	5,304,817	—	7,186,759
France	315,723	20,672,491	—	20,988,214
Germany	709,508	17,830,605	—	18,540,113
Guernsey	40,164	—	0 *	40,164
Hong Kong	579,152	8,285,076	0 *	8,864,228
Iraq	109,090	—	—	109,090
Ireland	1,409,815	1,101,251	—	2,511,066
Israel	1,321,864	7,515,641	—	8,837,505
Italy	466,844	13,002,147	0 *	13,468,991
Japan	2,254,053	209,904,838	—	212,158,891
Luxembourg	390,915	882,685	0 *	1,273,600
New Zealand	2,730,473	1,622,870	—	4,353,343
Norway	2,825,587	6,560,439	—	9,386,026
Philippines	53,095	—	—	53,095
Poland	1,537,753	5,607,667	—	7,145,420
Portugal	353,687	1,271,888	—	1,625,575
Republic of Korea	780,661	43,933,239	—	44,713,900
Singapore	921,357	7,760,103	—	8,681,460
Spain	422,554	6,987,050	72 *	7,409,676
Sweden	1,385,093	23,349,315	—	24,734,408
Switzerland	1,221,111	17,940,486	—	19,161,597
Turkey	424,352	—	—	424,352
United Kingdom	12,527,402	44,164,430	0 *	56,691,832
United States	56,796	—	—	56,796
Preferred Stocks[1]	—	246,713	—	246,713
Germany	49,247	637,118	—	686,365
Warrants
Italy	—	—	24,014	24,014
Short-Term Investments[1]	3,546,588	—	—	3,546,588
Futures Contracts[2]	30,839	—	—	30,839
Total	$86,043,028	$505,970,442	$24,086	$592,037,556

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Equity Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.5% OF NET ASSETS

Brazil 6.4%
Ambev SA	839,678	1,719,097
B3 SA - Brasil Bolsa Balcao	522,884	1,003,031
Banco Bradesco SA	416,975	827,883
Banco do Brasil SA	628,779	2,951,492
Banco Santander Brasil SA	157,828	799,443
Centrais Eletricas Brasileiras SA	206,963	1,447,898
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	71,328	1,112,768
Cia Energetica de Minas Gerais	81,121	180,567
Cia Paranaense de Energia - Copel	61,365	97,426
Cia Siderurgica Nacional SA	344,936	723,273
Equatorial Energia SA	139,408	804,483
Itau Unibanco Holding SA	95,567	492,015
JBS SA *	1,078,599	6,430,232
Klabin SA	190,262	743,065
Marfrig Global Foods SA *	128,511	256,970
Natura & Co. Holding SA	200,599	529,502
Petroleo Brasileiro SA	1,751,275	12,570,700
Suzano SA	142,281	1,354,854
Telefonica Brasil SA	156,631	1,343,347
Ultrapar Participacoes SA	381,508	1,498,067
Vale SA	1,477,527	16,099,288
Vibra Energia SA	831,406	3,404,323
		56,389,724

Chile 0.5%
Banco de Chile	7,532,882	897,428
Cencosud SA	691,089	1,277,437
Empresas CMPC SA	495,344	860,393
Empresas Copec SA	245,435	1,709,413
		4,744,671

China 32.5%
Agile Group Holdings Ltd. *(a)	8,624,000	545,912
Agricultural Bank of China Ltd., A Shares	1,977,000	1,255,485
Agricultural Bank of China Ltd., H Shares	10,980,600	4,913,736
Alibaba Group Holding Ltd.	2,069,092	20,360,326
Aluminum Corp. of China Ltd., A Shares	332,400	317,598
Aluminum Corp. of China Ltd., H Shares	1,484,000	830,720
Anhui Conch Cement Co. Ltd., A Shares	184,100	615,981
Anhui Conch Cement Co. Ltd., H Shares	837,000	2,040,801
ANTA Sports Products Ltd.	93,400	836,008
BAIC Motor Corp. Ltd., H Shares	5,762,500	1,556,750
Baidu, Inc., A Shares *	287,750	3,190,457
Bank of Beijing Co. Ltd., A Shares	308,100	227,293
Bank of China Ltd., A Shares	1,065,100	687,082
Bank of China Ltd., H Shares	29,465,234	13,120,518
Bank of Communications Co. Ltd., A Shares	1,135,500	1,156,656
Bank of Communications Co. Ltd., H Shares	3,130,000	2,274,222
Beijing Enterprises Holdings Ltd.	178,500	592,273
BOC Hong Kong Holdings Ltd.	165,000	480,038
BOE Technology Group Co. Ltd., A Shares	413,200	225,696
BYD Co. Ltd., A Shares	8,000	273,619
BYD Co. Ltd., H Shares	45,500	1,347,017
China CITIC Bank Corp. Ltd., A Shares	322,200	279,568
SECURITY	NUMBER OF SHARES	VALUE ($)
China CITIC Bank Corp. Ltd., H Shares	4,202,000	2,514,604
China Coal Energy Co. Ltd., A Shares *	344,200	569,355
China Coal Energy Co. Ltd., H Shares	669,000	677,771
China Communications Services Corp. Ltd., H Shares	2,030,000	1,042,917
China Construction Bank Corp., A Shares	337,100	347,309
China Construction Bank Corp., H Shares	43,742,960	30,545,087
China Everbright Bank Co. Ltd., A Shares	1,813,200	793,012
China Everbright Bank Co. Ltd., H Shares	2,190,000	661,226
China Everbright Environment Group Ltd.	2,502,000	1,130,275
China Gas Holdings Ltd.	1,039,200	945,070
China Hongqiao Group Ltd.	1,347,000	1,677,831
China Jinmao Holdings Group Ltd.	8,038,000	637,329
China Life Insurance Co. Ltd., H Shares	757,000	1,050,228
China Mengniu Dairy Co. Ltd.	607,000	1,015,689
China Merchants Bank Co. Ltd., A Shares	377,500	1,709,432
China Merchants Bank Co. Ltd., H Shares	949,150	3,934,061
China Minsheng Banking Corp. Ltd., A Shares	2,082,200	1,023,812
China Minsheng Banking Corp. Ltd., H Shares	4,641,910	1,645,141
China National Building Material Co. Ltd., H Shares	8,588,000	2,846,331
China Overseas Land & Investment Ltd.	2,162,500	3,495,973
China Pacific Insurance Group Co. Ltd., A Shares	104,000	425,589
China Pacific Insurance Group Co. Ltd., H Shares	638,400	1,696,877
China Petroleum & Chemical Corp., A Shares	1,692,900	1,520,080
China Petroleum & Chemical Corp., H Shares	20,754,400	13,301,156
China Railway Group Ltd., A Shares	815,400	702,329
China Railway Group Ltd., H Shares	2,378,000	1,159,659
China Resources Building Materials Technology Holdings Ltd.	2,464,000	566,721
China Resources Gas Group Ltd.	255,000	865,413
China Resources Land Ltd.	905,500	2,706,621
China Resources Power Holdings Co. Ltd.	620,000	1,705,517
China Shenhua Energy Co. Ltd., A Shares	126,600	696,659
China Shenhua Energy Co. Ltd., H Shares	870,000	3,617,556
China State Construction Engineering Corp. Ltd., A Shares	1,982,200	1,531,829
China Taiping Insurance Holdings Co. Ltd.	741,000	788,898
China Tower Corp. Ltd., H Shares	15,578,000	1,911,397
China United Network Communications Ltd., A Shares	1,287,150	837,886
China Vanke Co. Ltd., A Shares	712,500	699,608
China Vanke Co. Ltd., H Shares *	1,899,500	1,041,593
China Yongda Automobiles Services Holdings Ltd.	2,388,500	476,908
CITIC Ltd.	3,535,000	3,259,155
CITIC Securities Co. Ltd., A Shares	52,900	144,958
CITIC Securities Co. Ltd., H Shares	63,000	94,746
COSCO SHIPPING Holdings Co. Ltd., A Shares	409,200	745,703
COSCO SHIPPING Holdings Co. Ltd., H Shares	1,226,500	1,751,579
Country Garden Holdings Co. Ltd. *(a)(b)	10,371,343	438,066
CRRC Corp. Ltd., A Shares	501,630	530,148

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CRRC Corp. Ltd., H Shares	1,166,000	722,503
CSPC Pharmaceutical Group Ltd.	1,354,000	1,007,167
Dongfeng Motor Group Co. Ltd., H Shares *	1,731,000	507,504
ENN Energy Holdings Ltd.	185,100	1,295,193
Fosun International Ltd.	1,835,000	955,945
GCL Technology Holdings Ltd. *	4,048,000	569,546
Geely Automobile Holdings Ltd.	1,820,000	1,849,224
Guangzhou R&F Properties Co. Ltd., H Shares *	7,737,346	800,803
Haier Smart Home Co. Ltd., A Shares	93,400	352,897
Haier Smart Home Co. Ltd., H Shares	443,600	1,450,313
Hengan International Group Co. Ltd.	196,000	612,276
Huaneng Power International, Inc., A Shares	106,900	117,638
Huaneng Power International, Inc., H Shares	1,034,000	614,467
Industrial & Commercial Bank of China Ltd., A Shares	1,840,400	1,490,449
Industrial & Commercial Bank of China Ltd., H Shares	30,779,172	17,051,102
Industrial Bank Co. Ltd., A Shares	640,900	1,486,095
JD.com, Inc., A Shares	505,371	6,663,619
JD.com, Inc., ADR	90,955	2,400,302
Jiangxi Copper Co. Ltd., A Shares	118,400	352,425
Jiangxi Copper Co. Ltd., H Shares	918,000	1,613,788
KE Holdings, Inc., ADR	17,718	245,394
Kingboard Holdings Ltd.	509,500	1,039,179
Kunlun Energy Co. Ltd.	2,262,000	2,192,765
Kweichow Moutai Co. Ltd., A Shares	3,600	708,022
Lenovo Group Ltd.	664,000	860,019
Li Ning Co. Ltd.	241,500	449,821
Longfor Group Holdings Ltd.	1,385,000	1,799,265
Lufax Holding Ltd., ADR	248,752	706,456
Meituan, B Shares *	147,370	2,040,582
Midea Group Co. Ltd., A Shares	30,900	272,626
NetEase, Inc.	139,943	2,581,050
PDD Holdings, Inc., ADR *	3,031	390,666
People's Insurance Co. Group of China Ltd., A Shares *	163,900	130,004
People's Insurance Co. Group of China Ltd., H Shares	2,003,000	673,934
PetroChina Co. Ltd., A Shares	789,200	978,446
PetroChina Co. Ltd., H Shares	10,102,000	8,772,314
PICC Property & Casualty Co. Ltd., H Shares	2,314,000	3,034,393
Ping An Bank Co. Ltd., A Shares	579,200	824,163
Ping An Insurance Group Co. of China Ltd., A Shares	356,700	2,102,485
Ping An Insurance Group Co. of China Ltd., H Shares	2,310,500	10,033,621
Postal Savings Bank of China Co. Ltd., A Shares	385,600	257,772
Postal Savings Bank of China Co. Ltd., H Shares	2,967,000	1,586,561
Seazen Group Ltd. *	6,060,000	1,084,859
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	157,300	422,341
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,299,300	1,511,608
Shenzhou International Group Holdings Ltd.	91,000	770,359
Sinopharm Group Co. Ltd., H Shares	872,000	2,045,313
Sunac China Holdings Ltd. *	1,749,000	236,895
Sunny Optical Technology Group Co. Ltd.	128,100	718,398
Tencent Holdings Ltd.	482,100	22,247,206
Tingyi Cayman Islands Holding Corp.	473,768	577,663
Vipshop Holdings Ltd., ADR	137,165	1,870,931
Weichai Power Co. Ltd., A Shares	147,800	282,849
Weichai Power Co. Ltd., H Shares	588,000	941,063
Xiaomi Corp., B Shares *	2,165,200	4,650,481
SECURITY	NUMBER OF SHARES	VALUE ($)
Yankuang Energy Group Co. Ltd., A Shares	64,285	133,477
Yankuang Energy Group Co. Ltd., H Shares	847,600	1,106,381
Yum China Holdings, Inc. (c)	13,854	418,945
Yum China Holdings, Inc. (c)	42,100	1,270,958
Zhongsheng Group Holdings Ltd.	479,500	748,142
Zijin Mining Group Co. Ltd., A Shares	171,200	395,021
Zijin Mining Group Co. Ltd., H Shares	614,000	1,245,416
ZTO Express Cayman, Inc., ADR	13,654	258,743
		285,136,703

Colombia 0.2%
Bancolombia SA	17,332	156,249
Ecopetrol SA	2,222,071	1,193,038
		1,349,287

Czech Republic 0.1%
CEZ AS	28,267	1,088,530

Greece 0.4%
Alpha Services & Holdings SA	799,905	1,475,896
Eurobank Ergasias Services & Holdings SA, Class H	337,864	774,137
National Bank of Greece SA	95,359	836,971
		3,087,004

Hong Kong 0.1%
Nine Dragons Paper Holdings Ltd. *	1,175,000	458,597
Orient Overseas International Ltd.	16,000	225,328
Sino Biopharmaceutical Ltd.	1,223,000	438,567
		1,122,492

Hungary 0.5%
MOL Hungarian Oil & Gas PLC	282,114	2,198,940
OTP Bank Nyrt	36,785	1,885,656
		4,084,596

India 13.4%
Axis Bank Ltd.	163,336	2,281,690
Bharat Petroleum Corp. Ltd.	1,056,524	4,431,564
Bharti Airtel Ltd.	166,805	2,979,790
Bharti Airtel Ltd. - Partly Paid Shares	7,423	96,388
Coal India Ltd.	381,225	2,384,522
GAIL India Ltd.	828,262	2,388,914
Grasim Industries Ltd.	63,682	2,115,129
HCL Technologies Ltd.	105,818	2,082,173
HDFC Bank Ltd.	139,459	2,694,942
Hero MotoCorp Ltd.	20,471	1,344,897
Hindalco Industries Ltd.	417,253	3,347,002
Hindustan Petroleum Corp. Ltd.	772,750	3,632,805
Hindustan Unilever Ltd.	42,750	1,383,068
ICICI Bank Ltd.	143,855	2,096,897
Indian Oil Corp. Ltd.	2,307,726	5,028,907
IndusInd Bank Ltd.	15,534	265,512
Infosys Ltd.	382,068	8,472,283
ITC Ltd.	326,870	1,937,904
JSW Steel Ltd.	159,681	1,774,776
Kotak Mahindra Bank Ltd.	17,438	377,776
Larsen & Toubro Ltd.	61,703	2,817,813
Mahindra & Mahindra Ltd.	94,201	3,279,180
Maruti Suzuki India Ltd.	12,352	1,938,072
NTPC Ltd.	831,489	4,140,589
Oil & Natural Gas Corp. Ltd.	1,739,035	6,947,405
Petronet LNG Ltd.	229,548	1,012,283

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Power Finance Corp. Ltd.	387,547	2,586,926
Power Grid Corp. of India Ltd.	547,513	2,280,495
Rajesh Exports Ltd. *	420,192	1,582,463
REC Ltd.	202,503	1,564,273
Reliance Industries Ltd.	322,052	11,610,754
State Bank of India	222,370	2,324,817
Steel Authority of India Ltd.	603,448	1,107,449
Sun Pharmaceutical Industries Ltd.	61,830	1,271,716
Tata Consultancy Services Ltd.	90,213	4,737,148
Tata Motors Ltd.	245,776	3,403,883
Tata Motors Ltd., A Shares, DVR	47,451	450,973
Tata Steel Ltd.	2,656,874	5,260,314
Tech Mahindra Ltd.	87,922	1,637,746
UltraTech Cement Ltd.	8,112	1,153,386
UPL Ltd.	133,604	914,684
Vedanta Ltd.	547,746	2,954,802
Wipro Ltd.	187,151	1,167,899
		117,262,009

Indonesia 1.3%
Adaro Energy Indonesia Tbk. PT	5,236,000	1,036,895
Astra International Tbk. PT	6,275,400	1,824,210
Bank Central Asia Tbk. PT	2,551,000	1,612,025
Bank Mandiri Persero Tbk. PT	4,656,700	1,836,552
Bank Rakyat Indonesia Persero Tbk. PT	7,154,896	2,058,750
Telkom Indonesia Persero Tbk. PT	12,375,400	2,197,926
United Tractors Tbk. PT	722,100	1,145,768
		11,712,126

Kuwait 0.5%
Kuwait Finance House KSCP	511,783	1,234,231
Mobile Telecommunications Co. KSCP	731,091	1,091,342
National Bank of Kuwait SAKP	794,149	2,354,708
		4,680,281

Malaysia 1.5%
Axiata Group Bhd.	1,561,913	816,791
CIMB Group Holdings Bhd.	1,174,953	1,899,814
Genting Bhd.	701,000	722,352
Malayan Banking Bhd.	1,267,540	2,819,515
Petronas Chemicals Group Bhd.	448,000	565,735
Public Bank Bhd.	1,769,525	1,622,231
Sime Darby Bhd.	1,493,500	845,906
Tenaga Nasional Bhd.	1,224,200	3,751,602
		13,043,946

Mexico 2.8%
Alfa SAB de CV, A Shares	2,363,540	1,358,677
America Movil SAB de CV, Series B	6,538,549	5,460,782
Cemex SAB de CV, Series CPO	3,960,859	2,559,645
Fibra Uno Administracion SA de CV	133,463	169,631
Fomento Economico Mexicano SAB de CV	297,940	3,290,117
Grupo Bimbo SAB de CV, Series A	284,524	995,246
Grupo Financiero Banorte SAB de CV, O Shares	377,899	2,831,758
Grupo Mexico SAB de CV, Series B	626,918	3,533,165
Grupo Televisa SAB, Series CPO	2,378,277	1,050,573
Nemak SAB de CV *	1,197,715	163,287
Ollamani SAB *	110,243	249,113
Orbia Advance Corp. SAB de CV	578,180	742,004
Wal-Mart de Mexico SAB de CV	681,319	2,265,822
		24,669,820

SECURITY	NUMBER OF SHARES	VALUE ($)
Qatar 0.7%
Industries Qatar QSC	69,845	251,354
Ooredoo QPSC	328,827	943,763
Qatar Fuel QSC	326,213	1,320,621
Qatar Islamic Bank QPSC	191,615	1,036,015
Qatar National Bank QPSC	693,610	2,909,116
		6,460,869

Saudi Arabia 2.2%
Al Rajhi Bank	91,940	2,096,304
Riyad Bank	138,089	1,010,174
SABIC Agri-Nutrients Co.	13,181	413,599
Saudi Arabian Mining Co. *	40,332	463,102
Saudi Arabian Oil Co.	405,776	2,985,223
Saudi Awwal Bank	57,088	597,329
Saudi Basic Industries Corp.	239,044	5,020,568
Saudi Electricity Co.	300,620	1,369,721
Saudi National Bank	201,908	2,040,151
Saudi Telecom Co.	317,835	3,264,777
		19,260,948

South Africa 4.4%
Absa Group Ltd.	269,633	2,365,812
Anglo American Platinum Ltd.	26,115	1,013,664
Bid Corp. Ltd.	63,688	1,585,197
Bidvest Group Ltd.	72,601	1,091,133
Exxaro Resources Ltd.	104,990	1,124,873
FirstRand Ltd.	966,370	4,342,299
Gold Fields Ltd.	125,127	2,178,415
Impala Platinum Holdings Ltd.	436,603	2,242,921
MTN Group Ltd.	794,153	3,445,942
Naspers Ltd., N Shares	9,304	1,799,349
Nedbank Group Ltd.	141,581	2,168,264
Old Mutual Ltd.	1,622,224	1,097,367
Sanlam Ltd.	343,686	1,538,921
Sappi Ltd.	434,858	1,266,946
Sasol Ltd.	223,150	1,809,468
Shoprite Holdings Ltd.	112,280	1,881,555
Sibanye Stillwater Ltd.	2,175,724	2,484,437
Standard Bank Group Ltd.	325,811	3,971,018
Vodacom Group Ltd.	198,474	1,113,961
		38,521,542

Taiwan 21.6%
Acer, Inc.	897,496	1,211,410
ASE Technology Holding Co. Ltd.	948,000	4,424,419
Asia Cement Corp.	699,000	883,084
Asustek Computer, Inc.	242,041	3,394,303
AUO Corp. *	4,744,440	2,590,469
Catcher Technology Co. Ltd.	232,000	1,511,196
Cathay Financial Holding Co. Ltd.	1,658,622	3,175,966
Chailease Holding Co. Ltd.	172,740	805,858
China Development Financial Holding Corp.	2,897,000	1,429,787
China Steel Corp.	3,921,198	2,775,315
Chunghwa Telecom Co. Ltd.	628,956	2,330,586
Compal Electronics, Inc.	2,655,305	2,572,769
CTBC Financial Holding Co. Ltd.	2,485,201	2,697,481
Delta Electronics, Inc.	221,590	2,846,063
E.Sun Financial Holding Co. Ltd.	1,197,506	970,201
Evergreen Marine Corp. Taiwan Ltd.	707,000	3,672,110
Far Eastern New Century Corp.	1,350,817	1,405,226
Far EasTone Telecommunications Co. Ltd.	80,000	210,745
First Financial Holding Co. Ltd.	1,148,147	1,028,341
Formosa Chemicals & Fibre Corp.	1,259,442	1,917,578
Formosa Petrochemical Corp.	432,330	848,264

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Formosa Plastics Corp.	999,732	1,765,348
Fubon Financial Holding Co. Ltd.	1,478,335	4,003,276
Hon Hai Precision Industry Co. Ltd.	6,162,572	37,806,861
Innolux Corp. *	6,395,604	3,007,977
Inventec Corp.	914,639	1,352,534
Largan Precision Co. Ltd.	17,050	1,479,262
Lite-On Technology Corp., ADR	386,167	1,181,018
MediaTek, Inc.	172,838	6,582,556
Mega Financial Holding Co. Ltd.	1,109,916	1,463,553
Micro-Star International Co. Ltd.	176,000	918,276
Nan Ya Plastics Corp.	1,532,622	2,345,168
Novatek Microelectronics Corp.	96,000	1,548,245
Pegatron Corp.	1,296,264	4,004,319
Pou Chen Corp.	1,468,267	1,620,710
Powertech Technology, Inc.	264,000	1,327,502
President Chain Store Corp.	74,237	628,805
Quanta Computer, Inc.	428,500	3,650,713
Realtek Semiconductor Corp.	40,000	630,998
Shin Kong Financial Holding Co. Ltd. *	2,411,266	800,885
Synnex Technology International Corp.	577,850	1,255,278
Taiwan Cooperative Financial Holding Co. Ltd.	792,155	649,555
Taiwan Mobile Co. Ltd.	296,196	952,863
Taiwan Semiconductor Manufacturing Co. Ltd.	1,595,803	46,551,631
TCC Group Holdings Co. Ltd.	1,482,926	1,568,980
Unimicron Technology Corp.	89,000	495,945
Uni-President Enterprises Corp.	1,091,678	2,805,509
United Microelectronics Corp.	2,231,965	3,555,726
Walsin Lihwa Corp.	675,420	712,685
Wan Hai Lines Ltd.	472,000	1,125,917
Wistron Corp.	733,682	2,207,536
WPG Holdings Ltd.	810,880	2,136,788
Yageo Corp.	64,714	1,578,097
Yang Ming Marine Transport Corp.	1,346,000	2,608,355
Yuanta Financial Holding Co. Ltd.	1,641,070	1,646,451
Zhen Ding Technology Holding Ltd.	260,000	1,096,533
		189,767,026

Thailand 2.6%
Advanced Info Service PCL NVDR	191,375	1,257,800
Bangkok Bank PCL NVDR	123,700	475,587
Bangkok Dusit Medical Services PCL NVDR	794,400	585,614
Banpu PCL NVDR	4,504,200	628,280
Charoen Pokphand Foods PCL NVDR *	2,771,100	1,867,372
CP ALL PCL NVDR	803,700	1,314,980
Kasikornbank PCL NVDR	548,300	2,025,354
Krung Thai Bank PCL NVDR	1,459,400	741,068
PTT Exploration & Production PCL NVDR	317,800	1,306,685
PTT Global Chemical PCL NVDR	1,404,900	1,076,171
PTT PCL NVDR	7,943,770	7,129,763
SCB X PCL NVDR	555,200	1,604,904
Siam Cement PCL NVDR	294,200	1,826,175
Thai Oil PCL NVDR	623,685	883,160
		22,722,913

Turkey 1.7%
Akbank TAS	1,249,616	2,335,643
BIM Birlesik Magazalar AS	98,416	1,858,798
Eregli Demir ve Celik Fabrikalari TAS	946,170	1,601,341
Haci Omer Sabanci Holding AS	462,193	1,386,533
KOC Holding AS	228,263	1,482,570
Turk Hava Yollari AO *	138,310	1,207,998
Turkcell Iletisim Hizmetleri AS	515,431	1,643,515
Turkiye Is Bankasi AS, Class C	3,032,883	1,373,682
SECURITY	NUMBER OF SHARES	VALUE ($)
Turkiye Petrol Rafinerileri AS	227,792	1,123,217
Yapi ve Kredi Bankasi AS	1,193,177	1,088,055
		15,101,352

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	375,871	910,699
Dubai Islamic Bank PJSC	369,881	589,119
Emaar Properties PJSC	941,040	2,211,077
Emirates NBD Bank PJSC	96,996	504,396
Emirates Telecommunications Group Co. PJSC	435,815	1,943,574
First Abu Dhabi Bank PJSC	560,209	1,988,899
		8,147,764

United Kingdom 0.2%
Anglogold Ashanti PLC	66,372	1,911,217
Total Common Stocks (Cost $636,793,655)		830,264,820

PREFERRED STOCKS 3.9% OF NET ASSETS

Brazil 3.6%
Banco Bradesco SA	1,455,419	3,198,440
Centrais Eletricas Brasileiras SA, B Shares	45,214	348,609
Cia Energetica de Minas Gerais	484,367	930,001
Cia Paranaense de Energia - Copel, B Shares	500,233	892,365
Gerdau SA	699,082	2,256,878
Itau Unibanco Holding SA	983,195	5,889,279
Metalurgica Gerdau SA	760,424	1,429,118
Petroleo Brasileiro SA	2,467,642	16,321,082
Raizen SA	1,371,876	725,212
		31,990,984

Chile 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	18,768	711,565

Colombia 0.2%
Bancolombia SA	159,138	1,331,714
Total Preferred Stocks (Cost $25,188,675)		34,034,263

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	473,850	473,850
Total Short-Term Investments (Cost $473,850)		473,850
Total Investments in Securities (Cost $662,456,180)		864,772,933

Schwab Fundamental Emerging Markets Equity Index Fund
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/20/24	265	14,528,625	(96,114)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $296,877.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	Security is traded on separate exchanges for the same issuer.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$337,465,938	$—	$337,465,938
Brazil	56,389,724	—	—	56,389,724
Chile	4,744,671	—	—	4,744,671
China	7,111,907	277,586,730	438,066	285,136,703
Colombia	1,349,287	—	—	1,349,287
Czech Republic	1,088,530	—	—	1,088,530
Greece	836,971	2,250,033	—	3,087,004
Hungary	2,198,940	1,885,656	—	4,084,596
Indonesia	3,794,688	7,917,438	—	11,712,126
Malaysia	6,571,117	6,472,829	—	13,043,946
Mexico	24,669,820	—	—	24,669,820
Qatar	2,264,384	4,196,485	—	6,460,869
Saudi Arabia	5,020,568	14,240,380	—	19,260,948
South Africa	9,500,607	29,020,935	—	38,521,542
Turkey	15,101,352	—	—	15,101,352
United Arab Emirates	7,237,065	910,699	—	8,147,764
Preferred Stocks[1]	34,034,263	—	—	34,034,263
Short-Term Investments[1]	473,850	—	—	473,850
Liabilities
Futures Contracts[2]	(96,114)	—	—	(96,114)
Total	$182,291,630	$681,947,123	$438,066	$864,676,819

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of July 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87631JUL24